       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1996
                                                       REGISTRATION NO. 33-64401
                                                                        811-7431

________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER

                           THE SECURITIES ACT OF 1933                        [x]


                         PRE-EFFECTIVE AMENDMENT NO. 2                       [x]
                          POST-EFFECTIVE AMENDMENT NO.                       [ ]
                                      AND

                             REGISTRATION STATEMENT
                                     UNDER

                       THE INVESTMENT COMPANY ACT OF 1940                    [x]
                                AMENDMENT NO. 2                              [x]

                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                        UBS PRIVATE INVESTOR FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            ------------------------

           C/O SIGNATURE FINANCIAL GROUP, INC.                 02116
                   6 ST. JAMES AVENUE                        (ZIP CODE)
                  BOSTON, MASSACHUSETTS
        (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 423-0800

                      C/O SIGNATURE FINANCIAL GROUP, INC.
                               6 ST. JAMES AVENUE
                          BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

                             STEPHEN K. WEST, ESQ.
                              SULLIVAN & CROMWELL
                                125 BROAD STREET
                            NEW YORK, NEW YORK 10004

                            ------------------------

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

        [ ] immediately upon filing pursuant to paragraph (b)

        [ ] on (date) pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)

        [ ] on (date) pursuant to paragraph (a)(1)

        [ ] 75 days after filing pursuant to paragraph (a)(2)

        [ ] on (date) pursuant to paragraph (a)(2) of rule 485

     If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     UBS  Investor  Portfolios  Trust   has  also  executed  this   Registration
Statement.

     The Registrant elects, pursuant to Rule 24f-2 of the Investment Company Act General Rules and Regulations, to register an indefinite number of shares of its capital stock.

                            ------------------------

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.


________________________________________________________________________________

                                      NOTE

     This Registration Statement of UBS Private Investor Funds, Inc. contains four Prospectuses, two Statements of Additional Information (the 'SAIs') and one Part C.

     UBS Tax Exempt Bond Fund Prospectus relates to the SAI marked 'UBS Tax Exempt Bond Fund'. The remaining three Prospectuses relate to the SAI marked 'UBS Bond Fund, UBS U.S. Equity Fund, UBS International Equity Fund'.

                        UBS PRIVATE INVESTOR FUNDS, INC.
                            UBS TAX EXEMPT BOND FUND
                             CROSS-REFERENCE SHEET

                                     PART A

 FORM N-1A
ITEM NUMBER                                                                          CAPTION IN PROSPECTUS
-----------                                                                   ------------------------------------
     1.       Cover Page....................................................  Outside Cover Page of Prospectus
     2.       Synopsis......................................................  Investors for Whom the Fund is
                                                                                Designed
     3.       Condensed Financial Information...............................  Not applicable
     4.       General Description of Registrant.............................  Organization; Investment Objective
                                                                                and Policies; Additional
                                                                                Investment Information and Risk
                                                                                Factors; Investment Restrictions
     5.       Management of the Fund........................................  Management; Shareholder Services;
                                                                                Expenses
     5A.      Management's Discussion of Fund...............................  Not applicable
     6.       Capital Stock and Other Securities............................  Dividends and Distributions; Net
                                                                                Asset Value; Organization; Taxes
     7.       Purchase of Securities Being Offered..........................  Purchase of Shares; Net Asset Value
     8.       Redemption or Repurchase......................................  Redemption of Shares; Net Asset
                                                                                Value
     9.       Pending Legal Proceedings.....................................  Not applicable

                                     PART B


 FORM N-1A                                                                            CAPTION IN STATEMENT
ITEM NUMBER                                                                        OF ADDITIONAL INFORMATION
-----------                                                                   ------------------------------------
    10.       Cover Page....................................................  Outside Front Cover Page
    11.       Table of Contents.............................................  Table of Contents
    12.       General Information and History...............................  Not applicable
    13.       Investment Objectives and Policies............................  Investment Objective and Policies;
                                                                                Investment Restrictions; Portfolio
                                                                                Transactions
    14.       Management of the Fund........................................  Directors
    15.       Control Persons and Principal Holders of Securities...........  Organization
    16.       Investment Advisory and Other Services........................  Investment Adviser; Adminstrator;
                                                                                Distributor; Custodian;
                                                                                Shareholder Services; Independent
                                                                                Accountants; Expenses
    17.       Brokerage Allocation and Other Practices......................  Portfolio Transactions
    18.       Capital Stock and Other Securities............................  General; Organization
    19.       Purchase, Redemption and Pricing of Securities Being
                Offered.....................................................  Purchase of Shares; Redemption of
                                                                                Shares; Exchange of Shares;
                                                                                Dividends and Distributions; Net
                                                                                Asset Value

 FORM N-1A                                                                            CAPTION IN STATEMENT
ITEM NUMBER                                                                        OF ADDITIONAL INFORMATION
-----------                                                                   ------------------------------------
    20.       Tax Status....................................................  Taxes
    21.       Underwriters..................................................  Distributor; Purchase of Shares; Net
                                                                                Asset Value
    22.       Calculation of Performance Data...............................  Not applicable
    23.       Financial Statements..........................................  Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate item heading.

                        UBS PRIVATE INVESTOR FUNDS, INC.
                                 UBS BOND FUND
                              UBS U.S. EQUITY FUND
                         UBS INTERNATIONAL EQUITY FUND
                             CROSS-REFERENCE SHEET

                                     PART A

 FORM N-1A
ITEM NUMBER                                                                          CAPTION IN PROSPECTUS
-----------                                                                   ------------------------------------
     1.       Cover Page....................................................  Outside Cover Page of Prospectus
     2.       Synopsis......................................................  Investors for Whom the Fund is
                                                                                Designed
     3.       Condensed Financial Information...............................  Not applicable
     4.       General Description of Registrant.............................  Organization; Master-Feeder
                                                                                Structure; Investment Objective
                                                                                and Policies; Additional
                                                                                Investment Information and Risk
                                                                                Factors; Investment Restrictions
     5.       Management of the Fund........................................  Management; Shareholder Services;
                                                                                Expenses
    5A.       Management's Discussion of Fund...............................  Not applicable
     6.       Capital Stock and Other Securities............................  Dividends and Distributions; Net
                                                                                Asset Value; Organization; Taxes;
                                                                                Master-Feeder Structure
     7.       Purchase of Securities Being Offered..........................  Purchase of Shares; Net Asset Value
     8.       Redemption or Repurchase......................................  Redemption of Shares; Net Asset
                                                                                Value
     9.       Pending Legal Proceedings.....................................  Not applicable

                                     PART B


 FORM N-1A                                                                            CAPTION IN STATEMENT
ITEM NUMBER                                                                        OF ADDITIONAL INFORMATION
-----------                                                                   ------------------------------------
    10.       Cover Page....................................................  Outside Front Cover Page
    11.       Table of Contents.............................................  Table of Contents
    12.       General Information and History...............................  Not applicable
    13.       Investment Objectives and Policies............................  Investment Objectives and Policies;
                                                                                Investment Restrictions; Portfolio
                                                                                Transactions
    14.       Management of the Fund........................................  Directors and Trustees
    15.       Control Persons and Principal Holders of Securities...........  Organization
    16.       Investment Advisory and Other Services........................  Investment Adviser and Funds
                                                                                Services Agent; Administrator;
                                                                                Distributor; Custodian;
                                                                                Shareholder Services; Independent
                                                                                Accountants; Expenses
    17.       Brokerage Allocation and Other Practices......................  Portfolio Transactions
    18.       Capital Stock and Other Securities............................  General; Organization

 FORM N-1A                                                                            CAPTION IN STATEMENT
ITEM NUMBER                                                                        OF ADDITIONAL INFORMATION
-----------                                                                   ------------------------------------
    19.       Purchase, Redemption and Pricing of Securities Being
                Offered.....................................................  Purchase of Shares; Redemption of
                                                                                Shares; Exchange of Shares;
                                                                                Dividends and Distributions; Net
                                                                                Asset Value
    20.       Tax Status....................................................  Taxes
    21.       Underwriters..................................................  Distributor; Purchase of Shares; Net
                                                                                Asset Value
    22.       Calculation of Performance Data...............................  Not applicable
    23.       Financial Statements..........................................  Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate item heading.

--------------------------------------------------------------------------------
PROSPECTUS

UBS TAX EXEMPT BOND FUND
6 ST. JAMES AVENUE
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (800) [          ]

UBS Tax Exempt Bond Fund (the 'Fund') seeks to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of intermediate-term instruments.

The Fund is a diversified, no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law.

The Fund is advised by the New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank').

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated
[                       ], 1996, provides  further discussion of certain  topics
referred to in this Prospectus and other matters that may be of interest to investors. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference and is available without charge upon written request from the Company or the Distributor (as defined herein) at the addresses set forth on the back cover of
the Prospectus or by calling (800) [          ].

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNION BANK OF SWITZERLAND OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISKS THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE. WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED [                    ], 1996.

UBS TAX EXEMPT BOND FUND
INVESTORS FOR WHOM THE FUND IS DESIGNED

UBS Tax Exempt Bond Fund (the 'Fund') is designed for investors seeking a higher level of current income that is exempt from federal income tax from a portfolio of tax exempt securities than that available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of intermediate-term instruments. The Fund seeks to achieve its investment objective by investing primarily in municipal securities that earn interest exempt from federal income tax in the opinion of the issuer's bond counsel. See 'Investment Objective and Policies'.

The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of UBS Private Investor Funds, Inc. (the 'Company'). The minimum subsequent investment for all investors is $5,000. These minimums may be waived for certain accounts. See 'Purchase of Shares'. If shareholders reduce their total investment in shares of the Fund to less than $10,000, their investment will be subject to mandatory redemption. See 'Redemption of Shares -- Mandatory Redemption'. The Fund is one of several series of the Company, an open-end management investment company organized as a Maryland corporation.

This   Prospectus  describes  the  Fund's  investment  objective  and  policies, management and operations to enable investors to decide if the Fund suits their investment needs.


The following table illustrates that Fund investors incur no shareholder transaction expenses: their investments in the Fund are subject only to the operating expenses set forth below as a percentage of the Fund's average daily net assets. Fund expenses are discussed below under the headings 'Management', 'Expenses' and 'Shareholder Services'.


SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases...................................................................   None
Sales Load Imposed on Reinvested Dividends........................................................   None
Deferred Sales Load...............................................................................   None
Redemption Fees...................................................................................   None
Exchange Fees.....................................................................................   None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*
Advisory Fees, After Fee Waiver**.................................................................   0.00%
Rule 12b-1 Fees...................................................................................   None
Other Expenses, After Expense Reimbursements***...................................................   0.80%
                                                                                                     ----
Total Operating Expenses, After Fee Waivers and Expense Reimbursements*...........................   0.80%
                                                                                                     ----
                                                                                                     ----


* Expenses are expressed as a percentage of the Fund's projected average daily net assets and are based on estimates of the expenses to be incurred during the current fiscal year, after any applicable fee waivers and expense reimbursements. Without such fee waivers and expense reimbursements, Total Operating Expenses would be equal, on an annual basis, to 2.74% of the Fund's projected average daily net assets. See 'Management'.



** The New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank') has agreed to waive fees and reimburse the Fund for any of its operating expenses to the extent that the Fund's total operating expenses exceed, on an annual basis, 0.80% of the Fund's average daily net assets. The Branch may modify or discontinue this undertaking at any time in the future with 30 days' notice to the Fund. The advisory fee would be 0.45% if there were not a fee waiver. See 'Expenses'.



*** The fees and expenses in Other Expenses, After Expense Reimbursements include fees payable to Signature Broker-Dealer Services, Inc. ('Signature') under the Administrative Services Agreement, fees payable to Investors Bank & Trust Company (the 'Custodian' or the 'Transfer Agent') as custodian, and fees payable to the Branch under the Shareholder Servicing Agreement. For a more detailed description of contractual fee arrangements, including fee waivers and expense reimbursements, and of the fees and expenses included in Other Expenses, see 'Management' and 'Shareholder Services'.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and a redemption at the end of each time period:

1 Year......................................................   $ 8

3 Years.....................................................   $26

The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that Fund investors are expected to bear. In connection with the above Example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares', 'Exchange of Shares' and 'Redemption of Shares'. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES, AND ASSUMES THE CONTINUATION OF THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS REPRESENTED IN THE ABOVE 'EXPENSE TABLE'. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective and policies are described below. Additional information about the Fund's investment policies appears in the Statement of Additional Information (the 'SAI') under 'Investment Objective and Policies'. There can be no assurance that the Fund's investment objective will be achieved. The Fund's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. See 'Taxes'.

The Fund is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of longer-term instruments.

The Fund attempts to achieve its investment objective by investing primarily in municipal securities that pay interest that is, in the opinion of bond counsel for the issuer, exempt from federal income tax. As a fundamental policy, during normal market conditions, the Fund will invest at least 80% of its net assets in obligations the interest on which is exempt from federal income taxation, which obligations will not include obligations that may be subject to the alternative minimum tax. Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see 'Taxes'. The remainder of the Fund's portfolio may be invested in U.S. dollar-denominated debt securities of foreign and domestic issuers.


The Adviser anticipates that the duration (as defined below) of the Fund's portfolio will usually be between one and seven years. In view of the Fund's duration, under normal market conditions, the Fund's yield can be expected to be higher and its net asset value less stable than those of a money market fund. The maturities of the individual securities in the Fund's portfolio may vary widely from its duration, however, and may be as long as 30 years. Duration is a measure of a bond's price sensitivity, expressed in years. It is a measure of interest rate risk of a bond calculated by taking into consideration the number of years until the average dollar, in present value terms, is received from principal and interest payments. For example, for a bond with a duration of four years, every 1% change in yield will result in a 4% change in price in the opposite direction. The Adviser will select long-term or short-term securities for the Fund depending on several factors, including whether the Adviser believes interest rates will rise or fall in the future.


The Fund intends to manage its portfolio actively in pursuit of its investment objective. Portfolio transactions are undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates, but the Fund may also engage in short-term trading consistent with its objective. To the extent the Fund engages in short-term trading, it may incur increased transaction and tax costs. See 'Taxes' below. The annual portfolio turnover rate for the Fund is expected to be under 100%. See 'Portfolio Transactions' in the SAI.

The value of the Fund's investments will generally fluctuate inversely with changes in prevailing interest rates. The existing value of the Fund's investments will also be affected by changes in the creditworthiness of issuers and other market factors. The quality criteria applied in selecting portfolio securities are intended to minimize adverse price changes due to credit considerations. The value of the Fund's municipal securities can also be affected by market reaction to legislative consideration of various tax reform proposals. Although the net asset value of the Fund fluctuates, the Fund attempts to preserve the value of its investments to the extent consistent with its objective.

MUNICIPAL BONDS. The Fund may invest in bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. These obligations may be general obligation bonds secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest, or they may be revenue bonds payable from specific revenue sources, but not generally backed by the issuer's taxing power. These include industrial development bonds where payment is the responsibility of the private industrial user of the facility financed by the bonds. Because industrial development bonds are generally subject to federal income tax or the alternative minimum tax, the Fund may invest only up to 20% of its net assets in industrial development bonds or other securities subject to federal income tax.

MUNICIPAL NOTES. The Fund may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. The interest rate on variable rate demand notes is adjustable at periodic intervals as specified in the notes. Master demand obligations permit the investment of fluctuating amounts at periodically adjusted interest rates. They are governed by agreements between the municipal issuer and the Adviser acting as agent, for no additional fee, in its capacity as the Fund's Adviser and as fiduciary for other clients. Although master demand obligations are not marketable to third parties, the Fund considers them to be liquid because they are payable on demand. For more information about municipal notes, see 'Investment Objective and Policies' in the SAI.


TAXABLE BONDS. The Fund intends to invest its assets principally in tax exempt securities. However, it may invest up to 20% of its net assets in a broad range of U.S. dollar denominated debt securities of domestic and foreign issuers, the interest income from which may be subject to federal, as well as state and local and foreign income taxes. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities, securities of the United States government and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables that generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment than anticipated because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment, the Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower than the interest rates on the prepaid securities. In addition, the value of zero coupon securities, which do not pay interest, is more volatile than that of interest bearing debt securities with the same maturity. The Fund does not expect to invest more than 5% of its assets in securities of foreign issuers. All such investments will be denominated in U.S. Dollars. See 'Additional Investment Information and Risk Factors' for further information on foreign investments and convertible securities. The Portfolio may purchase nonpublicly offered debt securities. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities'.


The Fund may invest in money market instruments that meet the quality requirements described below, except that short-term municipal obligations of New York State issuers may be rated MIG-2 by Moody's Investors Service Inc. ('Moody's') or SP-2 by Standard & Poor's Corporation ('Standard & Poor's'). Under normal circumstances, the Fund will purchase these securities to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Fund may also invest in money market instruments, without limit, as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.

QUALITY INFORMATION. The Fund will not purchase any municipal obligation unless it is rated at least Aaa, Aa, A, Baa, MIG-1 or Prime-1 by Moody's or AAA, AA, A, BBB, SP-1 or A1 by Standard & Poor's (except for short-term obligations of New York State issuers as described above) or, if it is unrated, in the Adviser's opinion it is of comparable quality. It is the Fund's current policy that its non-municipal debt securities will be rated at least Baa or BBB by Moody's or Standard & Poor's, respectively. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

The Fund may purchase municipal obligations together with puts, municipal obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, purchase synthetic variable rate instruments, loan its portfolio securities, purchase investment company securities and certain privately placed securities, and enter into certain hedging transactions that may involve options on securities and securities indices, futures contracts and options on futures contracts and currency options.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. Between the trade and settlement dates, the Fund will maintain a segregated account with the Custodian consisting of a portfolio of high grade, liquid debt securities with a value at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the Fund's current policy not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets less liabilities (excluding the obligations created by these commitments).


REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Company's Board of Directors (the 'Directors' or the 'Board'). In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives securities with a market value at least equal to the purchase price plus accrued interest as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral's value declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the disposition of collateral may be delayed or limited. Investments in repurchase agreements maturing in more than seven days and certain other investments that may be considered illiquid are subject to certain limitations. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities' below.

REVERSE REPURCHASE AGREEMENTS. The Fund is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund and, therefore, is a form of leverage. Leverage may cause the Fund's gains or losses, if any, to be magnified. For more information, including limitations on the use of reverse repurchase agreements, see 'Investment Objective and Policies' in the SAI.

SECURITIES LENDING. Subject to applicable investment restrictions, the Fund may lend its securities. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Fund. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all the facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans with a term in excess of one year. The Fund will not lend its securities to any officer, Director, employee or affiliate or placement agent of the Fund, or the Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.


TAXABLE INVESTMENTS. The Fund attempts to invest its assets primarily in tax exempt municipal securities; however, the Fund is permitted to invest up to 20% of the value of its net assets in securities the interest income on which may be subject to federal, as well as state and local and foreign income taxes. The Fund may make taxable investments pending the investment of proceeds from earlier sales of its portfolio securities or when -- in the opinion of the Adviser -- adverse market conditions exist. In abnormal market conditions, if, in the judgment of the Adviser tax exempt securities satisfying the Fund's investment objective may not be purchased, the Fund may, for defensive purposes only, temporarily invest more than 20% of its net assets in taxable investments. The taxable investments permitted for the Fund include obligations of the U.S. Government and its agencies and instrumentalities, bank obligations, commercial paper, the debt securities of domestic and foreign issuers (U.S. dollar denominated) and repurchase agreements and other debt securities that meet the Fund's quality requirements. See 'Taxes'.


PUTS. The Fund may purchase, without limit, municipal bonds or notes together with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a put. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the Fund's investment objective and subject to the supervision of the Directors, the purpose of this practice is to permit the Fund to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large withdrawals, to purchase at a later date securities other than those subject to the put and to facilitate the Adviser's ability to manage the portfolio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Adviser will monitor each writer's ability to meet its obligations under puts.

The Fund uses the amortized cost method to value all municipal securities with maturities of less than 60 days; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. See 'Investment Objective and Policies' in the SAI for the valuation procedure if the Fund were to invest in municipal securities with maturities of 60 days or more that are subject to separate puts.

SYNTHETIC VARIABLE RATE INSTRUMENTS. The Fund may invest in certain synthetic variable rate instruments. Such instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. The Adviser will review the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Fund's net assets would be in illiquid investments or investments that are not readily marketable. In addition, the Fund will not invest more than 10% of the market value of its total assets in restricted securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (the 'Securities Act'). Subject to those non-fundamental policy limitations, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act, and cannot be offered for public sale in the United States without first being registered. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. Repurchase agreements maturing in more than seven days are considered illiquid and, as such, are subject to the limitations set forth in this paragraph. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.


The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Board. The Board will monitor the Adviser's implementation of these guidelines on a periodic basis.


FUTURES AND OPTIONS TRANSACTIONS. The Fund is permitted to enter into the futures and options transactions described below. These instruments are commonly known as derivatives.



The Fund may purchase and sell exchange traded and over-the-counter ('OTC') put and call options on fixed income securities or indices of fixed income securities, purchase and sell futures contracts on indices of fixed income securities, and purchase and sell put and call options on futures contracts on indices of fixed income securities. The Fund may use these techniques for hedging or risk management purposes or, subject to certain limitations, for the purpose of obtaining desired exposure to certain securities or markets.



The Fund may use these techniques to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, may tend to increase market exposure. For example, if the Portfolio wishes to obtain exposure to a particular market or market sector but does not wish to purchase the relevant securities, it could, as an alternative, purchase a futures contract on an index of such securities or related securities. Such a purchase would not constitute a hedging transaction and could be considered speculative. However, the Portfolio will use futures contracts or options in this manner only for the purpose of obtaining the same level of exposure to a particular market or market sector that it could have obtained by purchasing the relevant securities and will not use futures contracts or options to leverage its exposure beyond this level. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Fund's overall strategy in a manner deemed appropriate to the Adviser and consistent with the Fund's objective and policies. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


The Fund's use of these transactions is a highly specialized activity, which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Fund's return. While the Fund's use of these instruments may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, such strategies may lower the Fund's return. Certain strategies limit the Fund's opportunity to realize gains as well as its exposure to losses. The Fund could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur costs, including commissions and premiums, in connection with these transactions and these transactions could significantly increase the Fund's turnover rate.

The Fund may purchase and sell put and call options on securities, indices of securities and futures contracts, or purchase and sell futures contracts for the purposes described herein.



In addition, in order to assure that the Portfolio will not be considered a 'commodity pool' for purposes of Commodity Futures Trading Commission ('CFTC') rules, the Portfolio will enter into transactions in futures contracts or options on futures contracts only if (1) such transactions constitute bona fide hedging transactions as defined under CFTC rules, or (2) no more than 5% of the Portfolio's net assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.


OPTIONS


PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities, indices of securities prices and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. American style options may be exercised on any day up to their expiration date. European style options may be exercised only on their expiration date.


The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option and related transaction costs if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, however, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decrease. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.


The writer of a U.S. exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin if and as the position becomes unprofitable.


OPTIONS ON INDICES. The Fund is permitted to enter into options transactions and may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Fund may not be able to close out an option position that it has previously entered into. When the Fund purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Fund may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index. When the Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.


When the Fund purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Purchasing futures contracts may tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly, as discussed above. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts on securities similar to those held by the Fund, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that these standardized instruments will not exactly match the Fund's current or anticipated investments. The Fund may invest in futures contracts and options thereon based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. The Portfolio may also enter into transactions in futures contracts and options for non-hedging purposes, as discussed above.


The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Fund buys or sells a futures contract it will be required to deposit 'initial margin' with the Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ('FCM'). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional 'variation margin' payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Fund to close out its futures positions. Until it closes out a futures position, the Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Fund's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

The Fund will segregate liquid, high grade debt securities in connection with its use of options and futures contracts to the extent required by the SEC. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

For further information about the Fund's use of futures and options and a more detailed discussion of associated risks, see 'Investment Objective and Policies' in the SAI.

INVESTMENT RESTRICTIONS


The Fund's investment objective, together with the investment restrictions described below and in the SAI, except as noted, are deemed fundamental policies, i.e., they may be changed only by the 'vote of a majority of the outstanding voting securities' (as defined in the Investment Company Act of 1940 (the '1940 Act')) of the Fund.



As a diversified investment company, 75% of the Fund's total assets are subject to the following fundamental limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities; and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. See 'Investment Objective and Policies -- Quality and Diversification Requirements' in the SAI.


The Fund may not: (i) purchase the securities of governmental units located in any one state, territory or possession of the United States if, as a result, more than 25% of the Fund's assets would be so invested; (ii) enter into reverse repurchase agreements or other permitted borrowings that constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the value of the Fund's assets; or (iii) borrow money, except from banks for extraordinary or emergency purposes, or mortgage, pledge or hypothecate any assets except in connection with any such borrowings or permitted reverse repurchase agreements in amounts up to one-third of the value of the Fund's assets at the time of such borrowing or purchase securities while borrowings and other senior securities exceed 5% of its total assets. Currently, however, it is expected that the Adviser will limit aggregate Fund borrowings, including reverse repurchase agreements, to 10% of the Fund's total assets.

For  a more detailed discussion of the above investment restrictions, as well as
a  description  of  certain  other  investment  restrictions,  see   'Investment
Restrictions' in the SAI.

MANAGEMENT


DIRECTORS. The Board establishes the general policies of the Company, is responsible for the overall management of the Company and reviews the performance of the Fund's Adviser, Administrator, Custodian, Distributor, Shareholder Servicing Agent and other service providers. Additional information about the Company's Board of Directors and officers appears in the SAI under the heading 'Directors'. The officers of the Company are also employees of Signature or its affiliates.


ADVISER. The Fund has retained the services of the Branch as investment adviser. The Branch, which operates out of offices located at 299 Park Avenue, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States.

The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Chicago, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank through its offices and subsidiaries engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At June 30, 1995, the Bank (including its consolidated subsidiaries) had total assets of $307.4 billion (unaudited) and equity capital and reserves of $19.7 billion (unaudited).



The Branch provides investment advice and portfolio management to the Fund. Subject to the supervision of the Directors, the Branch makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments and operations. See 'Investment Adviser and Funds Services Agent' in the SAI.



Ronald W. Fleming is primarily responsible for the day-to-day management and implementation of the Adviser's process for the Fund. Mr. Fleming has been a Vice President of the Adviser since July 1994 and is responsible for asset allocation and security selection for other domestic fixed income portfolios, including several tax exempt portfolios. From 1988 to 1994, Mr. Fleming was a Senior Portfolio Manager for IBM Credit Corp. and was responsible for managing $7 billion in domestic and international fixed income products. Mr. Fleming has previously managed various national and state-specific tax exempt portfolios and has previously managed the investments of mutual funds. Mr. Fleming holds an undergraduate degree from Kent State University and has done post graduate work at the Wharton School of the University of Pennsylvania and has 19 years of investment experience. The Branch has not previously advised a mutual fund. This may be viewed as a risk of investing in this Fund.



In addition to the above-listed investment advisory services, the Adviser also provides the Fund with certain related administrative services. Subject to the supervision of the Board, the Adviser is responsible for: establishing performance standards for the Fund's third-party service providers and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors; supervising the preparation of reports for Fund shareholders; establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund; and such other related services as the Company may reasonably request.



Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.45% of the Fund's average net assets. The Branch has voluntarily agreed to waive its fees and reimburse the Fund for any of its expenses to the extent that the Fund's total operating expenses exceed, on an annual basis, 0.80% of the Fund's average daily net assets. The Branch may modify or discontinue this expense limitation at any time in the future with 30 days' notice to the Fund. See 'Expenses'.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE BRANCH OR ANY OTHER BANK.


ADMINISTRATOR. Under the Administrative Services Agreement with the Company, Signature serves as the Fund's administrator. In this capacity, Signature administers all aspects of the Fund's day-to-day operations, subject to the supervision of the Adviser and the Board, except as set forth under 'Adviser', 'Distributor', 'Custodian' and 'Shareholder Services'. As administrator,
Signature: (i) furnishes general office facilities and ordinary clerical and related services for day-to-day operations including recordkeeping responsibilities; (ii) takes responsibility for compliance with all applicable federal and state securities and other regulatory requirements; (iii) takes responsibility for monitoring the Fund's status as a 'regulated investment company' under the Internal Revenue Code of 1986, as amended (the 'Code'); and
(iv) performs administrative and managerial oversight of the activities of the Fund's custodian, transfer agent and other agents or independent contractors.


Under the Administrative Services Agreement, the Fund has agreed to pay Signature an administrative fee, calculated daily and payable monthly, at an annual rate of 0.10% of the Fund's first $100 million of average net assets, plus 0.075% of the Fund's next $100 million of average net assets, plus 0.05% of the Fund's average net assets in excess of $200 million.

DISTRIBUTOR. Under the Distribution Agreement, Signature, located at 6 St. James Avenue, Boston, MA 02116, serves as the distributor of Fund shares (in such capacity, the 'Distributor'). The Distributor is a

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
wholly-owned direct subsidiary of Signature Financial Group, Inc., and is a registered broker-dealer. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement.


CUSTODIAN. Investors Bank & Trust Company, whose principal offices are located at 89 South Street, Boston, Massachusetts 02111, serves as the Fund's custodian and transfer and dividend disbursing agent. See 'Custodian' in the SAI.


SHAREHOLDER SERVICES


The Company has entered into a Shareholder Servicing Agreement with the Branch under which the Branch provides shareholder services to Fund shareholders, which include coordinating shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to the Fund, and responding to shareholder inquiries. The Company has agreed to pay the Branch for these services at an annual rate of 0.25% of the average daily net assets of the Fund. Under the terms of the Shareholder Servicing Agreement, the Branch may delegate one or more of its responsibilities to other entities at its expense.


EXPENSES


In addition to the fees of the Branch, Signature, and Investors Bank & Trust Company, the Fund will be responsible for other expenses including brokerage costs and litigation and extraordinary expenses. The Branch has agreed to waive fees as necessary, if, in any fiscal year, the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million. The Branch has also voluntarily agreed to limit the total operating expenses of the Fund, excluding extraordinary expenses, to an annual rate of 0.80% of the Fund's average daily net assets. The Branch may modify or discontinue this voluntary expense limitation at any time in the future with 30 days' notice to the Fund.


The Fund may allocate brokerage transactions to its affiliates and the Adviser's affiliates. Brokerage transactions may be allocated to these affiliates only if the commissions received by such affiliates are fair and reasonable when compared to the commissions paid to unaffiliated brokers in connection with comparable transactions. See 'Portfolio Transactions' in the SAI.

PURCHASE OF SHARES

GENERAL INFORMATION ON PURCHASES. Investors may purchase Fund shares only through the Distributor. All purchase orders must be accepted by the Distributor. The Company also reserves the right to determine the purchase orders that it will accept and it reserves the right to cease offering its shares at any time. The shares of the Fund may be purchased only in those states where they may be lawfully sold.


The business days of the Fund are the days the New York Stock Exchange (the 'NYSE') is open for regular trading.



The shares of the Fund are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt and acceptance of a purchase order by the Distributor. The Fund calculates its net asset value at the close of business. See 'Net Asset Value'. The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of the Company. The minimum subsequent investment in the Fund for all investors is $5,000. The minimum initial investment for employees of the Bank or its affiliates is $5,000. The minimum subsequent investment is $1,000. These minimum investment requirements may be waived for certain accounts for the benefit of minors. For purposes of the minimum investment requirements, the Fund may aggregate investments by related shareholders. Investors will receive the number of full and fractional shares of the Fund equal to the dollar amount of their subscription divided by the net asset value per share of the Fund as next determined on the day that the investor's subscription is accepted. See 'Purchase of Shares' in the SAI.

Purchase orders in proper form received by the Distributor prior to 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier, are effective and executed at the net asset value next determined that day. Purchase orders received after 4:00 p.m. New York time or the close of the NYSE, whichever is earlier, will be executed at the net asset value determined on the next business day. Investors become record shareholders of the Fund on the next business day ('day two') after they place their subscription order, provided the Custodian receives payment for the shares on day two. As record shareholders, investors are entitled to earn dividends.


Fund shares may be purchased in the following methods:

BRANCH CLIENTS: Private Bank Clients of the Branch should request a Branch representative to assist them in placing a purchase order with the Distributor.

THROUGH THE DISTRIBUTOR: Shareholders who do not currently maintain a private banking relationship with the Branch may purchase shares of the Fund directly from the Distributor by wire transfer or mail.

The Transfer Agent will maintain the accounts for all shareholders who purchase Fund shares directly through the Distributor. For account balance information and shareholder services, such shareholders should contact the Transfer Agent at
(800)  [             ] or  in writing at  UBS Private Investor  Funds, Inc., c/o
Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

By wire: Purchases may be made by federal funds wire. To place a purchase order with the Fund, the shareholder must telephone the Transfer Agent at (800)
[          ] for specific instructions.

Subject to the minimum purchase requirements discussed above, shares purchased by federal funds wire will be effected at the net asset value per share next determined after acceptance of the order.

A completed account application must promptly follow any wire order for an initial purchase. No account application is required for subsequent purchases. Completed account applications should be mailed or sent via facsimile. Shareholders should contact the Transfer Agent for further instructions regarding account applications.

By mail: Subject to the minimum purchase requirements discussed above, shareholders may purchase shares of the Fund through the Distributor by completing an account application and mailing it, together with a check payable to 'UBS Private Investor Funds, Inc.', to UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

Account applications are not required for subsequent purchases; however, the shareholder's account number must be clearly marked on the check to ensure proper credit. Subsequent purchases may also be made by mailing a check together with the detachable purchase order that accompanies transaction confirmations.

Checks are subject to collection at full value. For shares purchased by check, dividend payments and redemption proceeds, if any, will be delayed until such funds are collected, which may take up to 15 days from the date of purchase.

REDEMPTION OF SHARES

GENERAL INFORMATION ON REDEMPTIONS. A shareholder may redeem all or any number of the shares registered in its name at any time at the net asset value next determined after a redemption request in proper form is received by the Distributor. The Fund calculates its net asset value at the close of business. See 'Net Asset Value'.

A redemption order will be effected provided the Distributor receives such an order prior to 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier. The redemption of Fund shares is effective and is executed at the net asset value next determined that day. Redemption orders received after 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier, will be executed at the net asset value determined on the next business day. Proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the account designated by the redeeming shareholder or mailed to the shareholder's address of record, in accordance with the shareholder's instructions.

Shareholders will continue to earn dividends through the day of redemption.

Fund shares may be redeemed in the following methods:

BRANCH CLIENTS: Shareholders who are Private Bank Clients of the Branch should request a Branch representative to assist them in placing a redemption order.

THROUGH THE DISTRIBUTOR: Shareholders who are not Branch clients may redeem Fund shares by telephone or mail.


By telephone: Telephone redemptions may be made by calling the Transfer Agent at
(800) [          ]. Redemption orders will be accepted until 4:00 p.m. New  York time or the close of regular trading on the NYSE, whichever is earlier. Telephone redemption requests are limited to those shareholders who have previously elected this service. Such shareholders risk possible loss of principal and income in the event of a telephone redemption not authorized by them. The Fund and the Transfer Agent will employ reasonable procedures to verify that telephone redemption instructions are genuine and will require that shareholders electing such an option provide a form of personal identification. The failure by the Fund or the Transfer Agent to employ such procedures may cause the Fund or the Transfer Agent to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days' notice to shareholders.


By mail: Redemption requests may also be mailed to the Transfer Agent, identifying the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed in exactly the same manner as the account is registered (e.g., if there is more than one owner of the shares, all must sign). In all cases, all signatures on a redemption request must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's standards and procedures; if the guarantor institution belongs to one of the Medallion Signature programs, it must use the specific 'Medallion Guaranteed' stamp (guarantees by notaries public are not acceptable). Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request. The redemption request in proper form should be sent to UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

MANDATORY REDEMPTION. If the value of a shareholder's holdings in the Fund falls below $10,000 because of a redemption of shares, the shareholder's remaining shares may be redeemed 60 days after written notice unless the account is increased to $10,000 or more. For example, a shareholder whose initial and only investment is $10,000 may be subject to mandatory redemption resulting from any redemption that causes his or her investment to fall below $10,000.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions may not be processed unless the redemption request is submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under 'Taxes' below, the Fund may be required to impose 'back-up' withholding of federal income tax on dividends, distributions and redemptions when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check to the Distributor for the purchase of Fund shares and shares are purchased with funds made available by the Distributor before the check has cleared, the transmittal of redemption proceeds from the sale of those shares will not occur until the check used to purchase such shares has cleared, which may take up to 15 days. Redemption delays may be avoided by purchasing shares by federal funds wire.


The right of redemption of Fund shares may be suspended or the date of payment postponed for such periods as the 1940 Act or the Securities and Exchange Commission (the 'SEC') may permit. See 'Redemption of Shares' in the SAI.

EXCHANGE OF SHARES

An investor may exchange Fund shares for shares of any other series of the Company, without charge. An exchange may be made so long as after the exchange the investor has shares, in each series in which it remains an investor, with a value equal to or greater than each such series' minimum investment amount. See 'Purchase of Shares' in the prospectuses of the other Company series for the minimum investment amounts for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See 'Purchase of Shares' and 'Redemption of Shares' in this Prospectus and in the prospectuses of the other Company series. See also 'Additional Information' below for an explanation of the telephone exchange policy.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

The Fund will declare daily, and pay monthly, dividends from its net investment income. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund.


Substantially all of the Fund's net realized capital gains, if any, will be declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund. Declared dividends and distributions are payable on the payment date to shareholders of record on the record date.


Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected in writing to have them paid in cash. Dividends and distributions to be paid in cash are credited to the account designated by the shareholder or sent by check to the shareholder's address of record, in accordance with the shareholder's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

To the extent that shareholders of the Fund elect to receive their dividends in cash, rather than electing to reinvest such dividends in additional shares, the cash used to make these distributions must be provided from the Fund's assets. The Fund will be required to use its own cash or the proceeds from the sales of its securities in order to fund such distributions. Moreover, in the case of zero coupon bonds, the Fund generally will not have received any income from the issuer of such a security. Consequently, the Fund must rely on other sources (e.g., proceeds from the sales of assets or other income) to meet such distribution requirements. To the extent the Fund makes such cash distributions, the Fund will not be able to invest that cash in income producing securities. Consequently, the current income of the Fund may ultimately be reduced.

NET ASSET VALUE

The Fund's net asset value per share equals the value of the Fund's total assets less the amount of its liabilities, divided by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to the Fund's service providers, are accrued daily. Securities for which market quotations are readily available are valued at market value. All other securities will be valued at 'fair value'. See 'Net Asset Value' in the SAI for information on the valuation of the Fund's portfolio securities.

The Fund computes its net asset value once daily at the close of business on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the following legal holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund expects to close for purchases and redemptions at the same time.

ORGANIZATION

UBS Private Investor Funds, Inc., a Maryland corporation incorporated on November 16, 1995, is an open-end management investment company registered under the 1940 Act and organized as a series fund. The Company has no prior history. The Company is currently authorized to issue shares in four series: The UBS Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS International Equity Fund Series; and The UBS U.S. Equity Fund Series. Each outstanding share of the Company will have a pro rata interest in the assets of its series, but it will have no interest in the assets of any other Company series. Only shares of The UBS Tax Exempt Bond Fund Series are offered through this Prospectus.


Shareholder inquiries by clients of the Branch should be directed to the Branch, while other shareholders should address their inquiries to the Transfer Agent.



Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable when issued by the Company. The Company does not intend to hold meetings of shareholders annually. The Board may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation. For further organizational information, including certain shareholder rights, see 'Organization' in the SAI.


The Company expects that, immediately prior to the initial public offering of its shares, the sole holder of its capital stock will be Signature.

TAXES

The Fund intends to invest at least 80% of its net assets in 'tax exempt securities'. Municipal obligations that are tax preference items for purposes of the alternative minimum tax will not be considered 'tax exempt securities' for this purpose.


The Company intends that the Fund will qualify as a separate regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund will not be subject to federal income taxes if at least 90% of its net investment income and net short-term capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. In addition, the Fund intends to qualify to pay exempt-interest dividends to its shareholders by ensuring that, at the close of each quarter of each of its taxable years, at least 50% of the value of its total assets will consist of tax exempt securities. An exempt-interest dividend is that part of a distribution made by the Fund that consists of interest received by the Fund on tax exempt securities less any expenses allocable to such interest, provided that the 50% test described above is met. Shareholders will not incur any federal income tax liability on the amount of exempt-interest dividends received by them from the Fund. In view of the investment policy of the Fund, it is expected that a substantial portion of its dividends will be exempt-interest dividends, although the Fund may from time to time realize and distribute ordinary income and net capital gains.


Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to Fund shareholders as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether received in the form of cash or reinvested in additional shares. Distributions of taxable income and realized net short-term capital gains in excess of net long-term capital losses, if any, are taxable as ordinary income to Fund shareholders, whether such distributions are received in the form of cash or reinvested in additional shares. Annual statements as to the current federal tax status of distributions will be mailed to shareholders after the end of the taxable year for the Fund. Distributions to corporate shareholders of the Fund will not qualify for the dividends-received deduction because the income of the Fund will not consist of dividends paid by United States corporations.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes to the extent that the Fund's distributions are exempt from Federal income tax.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Moreover, any loss realized by a shareholder upon the sale of shares of the Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares.

In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

Distributions of net investment income or net long-term capital gains will have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

This discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. Shareholders are urged to consult their tax advisors concerning the effect of Federal taxes on their individual circumstances and with respect to the applicability of state and local taxes. See 'Taxes' in the SAI. In particular, shareholders should be aware that interest on certain tax exempt municipal obligations issued after August 7, 1986 is a preference item for purposes of the alternative minimum tax applicable to individuals and corporations. In addition, the Treasury has been granted authority under the Code to issue regulations that would require the portion of an exempt-interest dividend of a regulated investment company that is allocable to these obligations to be treated as a preference item for purposes of the alternative minimum tax. Furthermore, additional or special tax provisions may apply to corporations, financial institutions and property and casualty insurance companies, and they should consult their tax advisors before purchasing shares of the Fund.

If a correct and certified taxpayer identification number is not on file, the Fund is required to withhold 31% of taxable distributions to non-corporate shareholders. Shareholders should be aware that, under applicable regulations, the Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.

ADDITIONAL INFORMATION

The Fund will send its shareholders annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption and monthly statements reflecting all account activity, including dividends and any distributions whether reinvested in additional shares or paid in cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Company, the Branch, the Transfer Agent or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Company and its service providers will employ reasonable procedures, including requiring investors to give a form of personal identification and tape recording of telephonic instructions, to confirm that telephonic instructions by investors are genuine; if it does not, it or the service provider may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indices, including data from Lipper Analytical Services, Morningstar, Inc., Lehman 5 Year Municipal Bond Index and other industry publications.

The Fund may advertise 'yield' and 'tax equivalent yield'. Yield refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized -- i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for 12 periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The tax equivalent yield is calculated similarly to the yield for the Fund, except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to that of the Fund's.


The Fund may also advertise 'total return'. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all Fund distributions and dividends were reinvested on the reinvestment dates and less all recurring fees during the period and assuming the redemption of such investment at the end of each period.


These methods of calculating yield, tax equivalent yield and total return are required by SEC regulations. Yield, tax equivalent yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by clients of the Branch by calling the Branch, while other shareholders may address their inquiries to the Transfer Agent.

PS
________________________________________________________________________________

INVESTMENT ADVISER

  Union Bank of Switzerland,
  New York Branch
  299 Park Avenue
  New York, New York 10171
  (212) 821-3000

ADMINISTRATOR AND DISTRIBUTOR

  Signature Broker-Dealer Services, Inc.
  6 St. James Avenue
  Boston, Massachusetts 02116

CUSTODIAN AND TRANSFER AGENT

  Investors Bank & Trust Company
  89 South Street
  Boston, Massachusetts 02111

                           ------------------------

                               TABLE OF CONTENTS


                                                                                                                Page
                                                                                                                ----
Investors for Whom the Fund is Designed......................................................................     2
Investment Objective and Policies............................................................................     3
Additional Investment Information and Risk Factors...........................................................     5
Options......................................................................................................     8
Futures Contracts............................................................................................     9
Investment Restrictions......................................................................................    10
Management...................................................................................................    10
Shareholder Services.........................................................................................    12
Expenses.....................................................................................................    12
Purchase of Shares...........................................................................................    12
Redemption of Shares.........................................................................................    13
Exchange of Shares...........................................................................................    15
Dividends and Distributions..................................................................................    15
Net Asset Value..............................................................................................    15
Organization.................................................................................................    16
Taxes........................................................................................................    16
Additional Information.......................................................................................    17


                                  UBS PRIVATE
                                INVESTOR FUNDS,
                                      INC.

                            UBS TAX EXEMPT BOND FUND

                             ---------------------
                                   PROSPECTUS
                             ---------------------

                                            , 1996

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUND SHARES MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION MAY NOT LAWFULLY BE MADE.

                        UBS PRIVATE INVESTOR FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                            UBS TAX EXEMPT BOND FUND

                SUBJECT TO COMPLETION DATED FEBRUARY [   ], 1996

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND SHOULD BE READ
IN  CONJUNCTION WITH THE  PROSPECTUS DATED [                        ], 1996 (THE
'PROSPECTUS'), FOR THE FUND LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME. COPIES OF THE PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM SIGNATURE BROKER-DEALER SERVICES, INC. AT THE ADDRESS AND PHONE NUMBER SET FORTH HEREIN.

                               TABLE OF CONTENTS


                                                                                                       PAGE
                                                                                                      ------
GENERAL............................................................................................    SAI-1
INVESTMENT OBJECTIVE AND POLICIES..................................................................    SAI-1
INVESTMENT RESTRICTIONS............................................................................    SAI-9
DIRECTORS..........................................................................................   SAI-13
INVESTMENT ADVISER.................................................................................   SAI-14
ADMINISTRATOR......................................................................................   SAI-15
DISTRIBUTOR........................................................................................   SAI-16
CUSTODIAN..........................................................................................   SAI-16
SHAREHOLDER SERVICES...............................................................................   SAI-17
INDEPENDENT ACCOUNTANTS............................................................................   SAI-17
EXPENSES...........................................................................................   SAI-17
PURCHASE OF SHARES.................................................................................   SAI-18
REDEMPTION OF SHARES...............................................................................   SAI-18
EXCHANGE OF SHARES.................................................................................   SAI-19
DIVIDENDS AND DISTRIBUTIONS........................................................................   SAI-19
NET ASSET VALUE....................................................................................   SAI-19
PERFORMANCE DATA...................................................................................   SAI-20
PORTFOLIO TRANSACTIONS.............................................................................   SAI-20
ORGANIZATION.......................................................................................   SAI-21
TAXES..............................................................................................   SAI-22
ADDITIONAL INFORMATION.............................................................................   SAI-23
FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS.........................................      F-1

GENERAL

     UBS Private Investor Funds, Inc. (the 'Company') currently issues shares in four series: UBS Bond Fund; UBS Tax Exempt Bond Fund; UBS International Equity Fund; and UBS U.S. Equity Fund. Each series is a series of the Company, an open-end management investment company organized as a Maryland corporation. The Company was organized on November 16, 1995. This Statement of Additional Information ('SAI') describes the investment objective and policies, management and operation of UBS Tax Exempt Bond Fund (the 'Fund') to enable investors to determine if the Fund suits their investment needs. As more fully described herein, the Fund invests primarily in securities of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest of which is exempt from federal income tax.

     This SAI provides additional information with respect to the Fund, and should be read in conjunction with its current Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus. The Company's executive offices are located at 6 St. James Avenue, Boston, Massachusetts 02116.

INVESTMENT OBJECTIVE AND POLICIES


     The Fund is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of longer-term investments. The Fund's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. See 'Taxes'. The Fund attempts to achieve this investment objective by investing primarily in securities of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax in the opinion of bond counsel for the issuer. However, the Fund may invest up to 20% of its net assets in securities the interest income on which may be subject to federal, as well as state and local and foreign taxes. The Fund seeks to maintain a current yield that is greater than that obtainable from a portfolio of short-term tax exempt obligations, subject to certain quality restrictions. See 'Investment Objective and Policies -- Quality and Diversification Requirements'.


MONEY MARKET INSTRUMENTS

     As discussed in the Prospectus, the Fund may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased appears below. See 'Investment Objective and Policies -- Quality and Diversification Requirements'.

     U.S. TREASURY SECURITIES. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury Bills, Notes and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the 'full faith and credit' of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and the obligations of the Federal Farm Credit System and the Federal

                                     SAI-1

Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

     BANK OBLIGATIONS. The Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks and
(iii) U.S. branches of foreign banks of equivalent size (Yankees). The Fund may not invest in obligations of foreign branches of foreign banks. The Fund will not invest in obligations for which the New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank'), or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may not invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).

     COMMERCIAL PAPER. The Fund may invest in commercial paper, including Master Demand obligations. Master Demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master Demand obligations are governed by agreements between the issuer and the Adviser acting as agent, for no additional fee, in its capacity as investment adviser to the Fund and as a fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Because these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on Master Demand obligations is subject to change. Repayment of a Master Demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Adviser. Because Master Demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the Fund's quality restrictions. See 'Investment Objective and Policies -- Quality and Diversification Requirements'. Although there is no secondary market for Master Demand obligations, such obligations are considered to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in Master Demand obligations.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Company's Board of Directors (the 'Directors' or the 'Board'). In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than thirteen months. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the

                                     SAI-2
value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of proceeds upon the disposition of the collateral by the Fund may be delayed or limited.

CORPORATE BONDS AND OTHER DEBT SECURITIES


     The Fund may invest up to 20% of its net assets in U.S. dollar-denominated debt securities of domestic and foreign issuers the interest income on which may be subject to federal, as well as state and local and foreign taxes. See 'Investment Objective and Policies' in the Prospectus.


TAX EXEMPT OBLIGATIONS

     As discussed in the Prospectus, the Fund will invest in tax exempt obligations to the extent consistent with its investment objective and policies. The various types of tax exempt obligations that the Fund may purchase are described in the Prospectus and below. See 'Investment Objective and Policies -- Quality and Diversification Requirements'.

     MUNICIPAL BONDS. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

     Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

     MUNICIPAL NOTES.  Municipal  Notes are  divided  into three  categories  of
short-term   obligations:  municipal  notes,   municipal  commercial  paper  and
municipal demand obligations.

     Municipal Notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

     Municipal  commercial  paper   typically  consists   of  very   short-term,
unsecured, negotiable promissory notes that are sold to meet the seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

     Municipal demand obligations are subdivided into two types: Variable Rate Demand Notes and Master Demand obligations.

     Variable Rate Demand Notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to

                                     SAI-3
demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank's letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The Variable Rate Demand Notes in which the Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable Rate Demand notes are valued at amortized cost; no value is assigned to the right of the holder to receive the par value of the obligation upon demand or notice.

     Master Demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of Master Demand obligations, see 'Money Market Instruments' above. Although there is no secondary market for Master Demand obligations, such obligations are considered to be liquid because they are payable upon demand. The Fund has no specific percentage limitations on investments in Master Demand obligations.

     PUTS. The Fund may purchase, without limit, municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. Such a right to resell is commonly known as a 'put'. The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with its investment objective and subject to the supervision of the Board, the purpose of this practice is to permit the Fund to be fully invested in tax exempt securities while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Adviser will monitor each writer's ability to meet its obligations under puts.

     Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of interests in the Fund and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or if the Adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Adviser considers the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities and the yield, quality and maturity dates of the underlying securities.

     The Fund values municipal bonds and notes subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Fund invests in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities will be valued at fair value as determined in accordance with procedures established by the Board. The Board will, in determining the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the Securities and Exchange Commission ('SEC'). Prior to investing in such securities, the Fund, if deemed necessary based upon the advice of counsel, will apply to the SEC for an exemptive order, which may not be granted, relating to the valuation of such securities.

                                     SAI-4

     Because the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Adviser. Each dealer will be approved on its own merits and it is the Fund's general policy to enter into put transactions only with those dealers that present a minimal credit risk. In connection with such a determination, the Board will regularly review the Adviser's list of approved dealers, which will reflect the Adviser's consideration of, among other things, the ratings, if available, of their debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Fund intends to limit its use of put writers to those entities having an outstanding debt rating of Aa or better by Moody's Investors Service, Inc. ('Moody's') or AA or better by Standard & Poor's Corporation ('Standard & Poor's'), or will be of comparable quality in the Adviser's opinion or such put writers' obligations will be collateralized and of comparable quality in the Adviser's opinion. The Board has directed the Adviser not to enter into put transactions with any dealer that in the judgment of the Adviser presents more than a minimal credit risk. If a dealer defaults on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.


     The Fund may also invest up to 20% of the value of its net assets in U.S. dollar-denominated debt instruments of domestic and foreign issuers the interest income on which may be subject to federal, as well as state and local and foreign taxes. In abnormal market conditions, the Fund may, for defensive purposes only, temporarily invest more than 20% of its net assets in debt securities the interest on which is subject to federal income taxes. In no event will the Fund invest more than 5% of its total assets in the securities of foreign issuers. The Fund intends to limit its purchase of non-municipal debt securities to those issuers rated at least Baa by Moody's or BBB by Standard and Poor's or, if unrated, issuers of equal creditworthiness.


ADDITIONAL INVESTMENTS

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value of such securities each day in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other high-grade, liquid securities, in an amount at least equal to the value of such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the Fund's current policy not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities (excluding the obligations created by when-issued commitments).

     INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Fund to the extent that such purchases are consistent with its investment objectives and restrictions and are permitted under the
Investment Company Act of 1940, as amended (the '1940 Act'). The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of

                                     SAI-5
the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund would bear in connection with its own operations.


     REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, reverse repurchase agreements are considered borrowings by the Fund and, therefore, a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the repurchase agreement. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that exceeds the term of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements if such repurchase agreements, together with the Fund's other borrowings, would exceed 10% of the Fund's total assets, less liabilities (excluding obligations created by such borrowings and reverse repurchase agreements). See 'Investment Restrictions'. The Fund will establish and maintain with the Custodian a separate account with a portfolio of securities in an amount at least equal to its obligations under its reverse repurchase agreements.


     SECURITIES LENDING. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the benefit of the Fund. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution and the Fund will not make any loans in excess of one year. The Fund will not lend its securities to any officer, Director, employee, or affiliate or placement agent of the Company, or the Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.

     PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

     As to illiquid investments, the Fund is subject to a risk that it might not be able to sell such securities at a price that the Fund deems reflective of their value. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the 'Securities Act'), before it may be resold, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time the Fund decides to sell and the time the Fund is permitted to sell under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

     SYNTHETIC VARIABLE RATE INSTRUMENTS. The Fund may invest in certain synthetic variable rate instruments as described in the Prospectus. In the case of some types of instruments, credit enhancements are not provided and if certain events occur, including a default in the payment of principal or interest on the underlying bond, a downgrading of the bond below investment grade or a loss of the bond's tax exempt status then the put will terminate and the Fund will bear the risk of holding a long-term bond.

                                     SAI-6


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
QUALITY AND DIVERSIFICATION REQUIREMENTS

     The Fund intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the Fund's assets are subject to the following fundamental limitation: the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities. As for the 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

     For purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Because securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities that the Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the U.S. Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company that invests in voting securities. See 'Investment Restrictions'.

     The Fund invests principally in a diversified portfolio of 'high grade' and 'investment grade' tax exempt securities. On the date of investment (i) municipal bonds must be rated within the four highest ratings of Moody's, currently Aaa, Aa, A, and Baa, or of Standard & Poor's, currently AAA, AA, A, and BBB, (ii) municipal notes must be rated MIG-1 by Moody's or SP-1 by Standard & Poor's (or, in the case of New York State municipal notes, MIG-1 or MIG-2 by Moody's or SP-1 or SP-2 by Standard & Poor's) and (iii) municipal commercial paper must be rated Prime-1 by Moody's or A1 by Standard & Poor's or, if not rated by either Moody's or Standard & Poor's, issued by an issuer either (a) having an outstanding debt issue rated A or higher by Moody's or Standard & Poor's or (b) having comparable quality in the opinion of the Adviser. The Fund may invest in other tax exempt securities that are not rated if, in the opinion of the Adviser, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any commercial paper, bank obligation, repurchase agreement, or other debt obligations, the issuer must have outstanding debt rated Baa or BBB or higher by Moody's or Standard & Poor's, respectively, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion.

OPTIONS AND FUTURES TRANSACTIONS

     EXCHANGE TRADED AND OVER THE COUNTER OPTIONS. All options purchased or sold by the Fund will be exchange traded or will be purchased or sold by securities dealers ('over-the-counter' or 'OTC options') that meet creditworthiness standards approved by the Board. Exchange-traded options are obligations of the Options Clearing Corporation. In OTC options, the Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the

                                     SAI-7
underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

     The staff of the SEC has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, the Fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund is permitted to enter into futures and options transactions and may purchase or sell futures contracts and purchase or sell put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to deliver at a future date a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or financial instrument. Currently, futures contracts are available on various types of fixed-income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indices of fixed income securities.


     Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of 'variation' margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.


     The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on futures contracts and on any options on futures contracts sold by the Fund are paid by the Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.



     COMBINED POSITIONS. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may, subject to regulations and interpretations of the Commodity Futures Trading Commission, purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not exactly match the Fund's current or anticipated investments. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

     Options and futures contract prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility

                                     SAI-8
of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. See 'Exchange Traded and Over the Counter Options' above for a discussion of the liquidity of options not traded on an exchange.

     POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

     ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums. In addition, the Fund will comply with SEC guidelines with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold and will be considered illiquid while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

INVESTMENT RESTRICTIONS

     The Fund has adopted the following fundamental and non-fundamental investment restrictions (as defined and distinguished below); to the extent that a fundamental policy and non-fundamental policy apply to a given investment activity or strategy, the more restrictive policy shall govern.

     FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions below have been adopted by the Directors with respect to the Fund. Except where otherwise noted, these investment restrictions are 'fundamental' policies which, under the 1940 Act, may not be changed without the 'vote of a majority of the outstanding voting securities' of the Fund. The 'vote of a majority of the outstanding voting securities' under the 1940 Act is the lesser of (a) 67% or more of the Fund's voting shares present at a shareholders' meeting if the holders of more than 50% of the outstanding voting shares are present or represented by proxy, or (b) more than 50% of the Fund's outstanding voting shares. The limitations described below apply at the time the Fund purchases the securities.

                                     SAI-9

     The Fund may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets (including the amount borrowed) taken at cost at the time of such borrowing, less liabilities (not including the amount borrowed), or mortgage, pledge, or hypothecate any assets, except in connection with any permitted borrowing or reverse repurchase agreements (see Investment Restriction No. 7). It will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its net assets; provided, however, that it may increase its interest in an open-end management investment company with the same investment objective and restrictions while such borrowings are outstanding and provided further that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with its hedging activities are not deemed to be a pledge of assets;

2. Purchase the securities of an issuer if, immediately after such purchase, it owns more than 10% of the outstanding voting securities of such an issuer. This limitation shall not apply to investments of up to 25% of its total assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities or other obligations of any one such issuer. Each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenue of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer.* This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to investments of up to 25% of the Fund's total assets;

4. Invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States;


5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements or loans of portfolio securities;



6. Purchase or sell real estate, commodities or commodity contracts or options thereon (except for its interest in hedging activities and certain other activities as described under 'Investment Objective and Policies'), interests in oil, gas, or mineral exploration or development programs (including limited partnerships). However, purchases of municipal bonds, notes, commercial paper or other obligations secured by interests in real estate are permitted;


7. Issue any senior security, except as appropriate to evidence indebtedness that it is permitted to incur pursuant to Investment Restriction No. 1 and except that it may enter into reverse repurchase agreements, provided that the aggregate of all senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets (including the amounts borrowed), less liabilities (excluding obligations created by such borrowings and reverse repurchase agreements). Hedging activities as described in 'Investment Objective and Policies' shall not be considered senior securities for purposes hereof; or

------------------------------------
     *For purposes of interpretation of Investment Restriction No. 3, 'guaranteed by another entity' includes credit substitutions, such as letters of credit or insurance, unless the Adviser determines that the security meets the relevant credit standards without regard to the credit substitution.

                                     SAI-10

8. Act as an underwriter of securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Directors. These non-fundamental investment policies provide that the Fund may not:

       i. borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Fund's total assets (taken at cost), except that the Fund may borrow for temporary or emergency purposes up to one-third of its assets;

      ii. pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

      iii. purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

      iv. sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer, and provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities the Fund contemporaneously owns or where the Fund has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Fund has no current intention to engage in short selling.);

       v.      invest for the purpose of exercising control or management;

      vi. purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or
               (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless
               (1) the Fund's investment adviser waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Fund incurs no sales charge in connection with that investment;

      vii. invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act;

     viii. invest more than 15% of the Fund's total assets (taken at the greater of cost or market value) in (a) securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including

                                     SAI-11
               predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Fund's total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

      ix. invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Directors of the Fund to be liquid);

       x. invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Fund, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons own beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

      xi. invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;

      xii. write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and


     xiii. buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets; and (d) such activities are permitted by Regulation 4.5 under the Commodity Exchange Act.


     There will be no violation of any investment restriction if that investment restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment or any other later change.

                                     SAI-12

DIRECTORS


     The Company's Board consists of three directors. The Board is responsible for the overall management of the Fund, including the general supervision and review of its investment activities. The Board, in turn, elects the officers of the Company. The addresses and principal occupations of the Company's Directors and officers are listed below. As of February 1, 1996, the Directors and officers of the Company owned of record, as a group, less than 1% of the outstanding shares of the Company. None of the Company's Directors or officers receives compensation from the Company exceeding $60,000 per fiscal year.



                                    POSITION
                                    WITH THE
     NAME, ADDRESS AND AGE          COMPANY           PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
-------------------------------   ------------  -------------------------------------------------------------
Dr. Hans-Peter Lochmeier*         Chairman of   UBS   Investor  Portfolios   Trust  (mutual   fund),  Trustee
299 Park Avenue                   the Board     (February   1996-Present);   Union   Bank   of    Switzerland
New York, NY 10171                              (Investment Services Department), Department Head.
Age: 54
Timothy M. Spicer, CPA            Director      UBS   Investor  Portfolios  Trust,  Trustee  (February  1996-
299 Park Avenue                                 Present);  Ensemble   Information   Systems   (software   and
New York, NY 10171                              electronic information provider), Co-Founder, Chairman of the
Age: 46                                         Board  and  Chief  Executive  Officer  (1990-Present); Amanda
                                                Venture  Investors  (AVI)  (a  San  Francisco  based  venture capital  firm),  Managing  Partner  (1995-Present);  CoreLink
                                                Resources (provides mutual fund related services to small and medium sized banks), Director (1993-Present); Smith &  Hawken
                                                (mail  order  supplier  of  gardening  tools  and  clothing),
                                                Director and  Chief  Financial Officer  (1990-1992);  Concord
                                                Holding Corporation (provides distribution and administrative services  to mutual  funds), Director  (1989-1995); active in
                                                civic/charitable  organizations   in   the   San   Francisco,
                                                California  area,  including  Big  Brothers/Big  Sisters  and
                                                United Way.

Peter Lawson-Johnston             Director      UBS  Investor  Portfolios  Trust,  Trustee  (February   1996-
299 Park Avenue                                 Present);  Zemex Corporation (mining),  Chairman of the Board
New York, NY 10171                              and Director (1990-Present); McGraw-Hill, Inc.  (publishing),
Age: 69                                         Director  (1990-Present); National Review, Inc. (publishing),
                                                Director   (1990-Present);    Guggenheim    Brothers    (real
                                                estate   --  venture  capital  partnership),  Partner  (1990-
                                                Present); Elgerbar Corporation  (holding company),  President
                                                and   Director  (1990-Present);  The  Solomon  R.  Guggenheim
                                                Foundation (operates the Solomon R. Guggenheim Museum in  New
                                                York  and the Peggy Guggenheim  Collection in Venice, Italy),
                                                Chairman  and   Trustee  (1990-Present);   The  Harry   Frank
                                                Guggenheim  Foundation (charitable organization), Chairman of the Board and Trustee (1990-Present).

Timothy P. Sullivan               President     UBS  Investor  Portfolios  Trust,  Vice  President  (February
437 Madison Avenue                              1996-Present);  Signature  Financial Group,  Inc.** (provides
New York, NY 10022                              distribution and  administrative services  to mutual  funds),
Age: 34                                         Vice  President (1995-Present); Swiss  Bank Corporation, Vice
                                                President/Associate  Director  (1992-1995);  EquitiLink  USA,
                                                Inc. (1989-1991).

John R. Elder, CPA                Treasurer     UBS  Investor  Portfolios  Trust,  Treasurer  (February 1996-
6 St. James Avenue                              Present); Signature Financial  Group, Inc.**, Vice  President
Boston, MA 02116                                (April  1995-Present);  Phoenix  Home  Life  Mutual Insurance
Age: 47                                         Company (mutual funds division), Treasurer (1983-1995).


                                                  (table continued on next page)

                                     SAI-13

(table continued from previous page)



                                    POSITION
                                    WITH THE
     NAME, ADDRESS AND AGE          COMPANY           PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
-------------------------------   ------------  -------------------------------------------------------------
Thomas M. Lenz, Esq.              Secretary     UBS Investor  Portfolios  Trust,  Secretary  (February  1996-
6 St. James Avenue                              Present);  Signature Financial Group,  Inc.**, Vice President
Boston, MA 02116                                and Associate General Counsel (1989-Present).
Age: 37



------------------------------------
      *'Interested Person' within the meaning of the 1940 Act.



     **Signature  Broker-Dealer   Services,   Inc.,  the   Company's   principal
underwriter and administrator, is a wholly owned subsidiary of Signature Financial Group, Inc.



                              COMPENSATION TABLE*



                                                         PENSION OR                            TOTAL COMPENSATION
                                      AGGREGATE      RETIREMENT BENEFITS       ESTIMATED        FROM COMPANY AND
                                     COMPENSATION    ACCRUED AS PART OF     ANNUAL BENEFITS    FUND COMPLEX PAID
     NAME OF PERSON, POSITION        FROM COMPANY       FUND EXPENSES       UPON RETIREMENT       TO DIRECTORS
----------------------------------   ------------    -------------------    ---------------    ------------------
Dr. Lochmeier                                 0               0                    0                       0
Director
Mr. Spicer                             $ 13,000               0                    0                $ 25,000**
Director
Mr. Lawson-Johnston                    $ 13,000               0                    0                $ 25,000**
Director



------------------------------------
      *The Company has not completed its first fiscal year since its organization, and the noted amounts are estimates for the period January 1, 1996 through December 31, 1996. The Directors are also reimbursed for all reasonable expenses incurred during the execution of their duties.



     **The other entity in the Fund Complex is UBS Investor Portfolios Trust.


INVESTMENT ADVISER


     Pursuant to an Investment Advisory Agreement between the Company and the Branch, the Branch serves as the Fund's investment adviser. Subject to the supervision of the Directors, the Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions, generally manages the Fund's investments and provides certain administrative services.



     The investment advisory services provided by the Branch to the Fund are not exclusive under the terms of the Investment Advisory Agreement. The Branch is free to and does render similar investment advisory services to others. The Branch serves as investment adviser to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Branch serves as trustee. The accounts managed or advised by the Branch have varying investment objectives and the Branch invests assets of such accounts in investments substantially similar to, or the same as, the Fund's. Such accounts are supervised by officers and employees of the Branch who may also be acting in similar capacities for the Fund. See 'Portfolio Transactions'.



     The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Chicago, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank, through its offices and subsidiaries, engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At


                                     SAI-14

June 30, 1995, the Bank (including its consolidated subsidiaries) had total assets of $307.4 billion (unaudited) and equity capital and reserves of $19.7 billion (unaudited).



     In addition to the above discussed advisory services, the Adviser also provides certain administrative services to the Fund. In this capacity, the Adviser, subject to the supervision of the Board, is also responsible for: establishing performance standards for the Fund's third-party service providers and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors; supervising the preparation of reports for Fund shareholders; establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund; and such other related services as the Company may reasonably request.



     Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.45% of the Fund's average net assets. The Branch has voluntarily agreed to waive its fees and reimburse the Fund for any of its expenses to the extent that the Fund's total operating expenses exceed, on an annual basis, 0.80% of the Fund's average daily net assets. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' notice to the Fund. See 'Expenses'.


     The Investment Advisory Agreement will continue in effect until February 1998, and thereafter will be subject to annual approval by the Directors or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), provided that in either case the continuance also is approved by a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Company by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding shares on 60 days' written notice to the Adviser. The Investment Advisory Agreement is also terminable by the Adviser on 60 days' written notice to the Fund. See 'Additional Information'.

     The Glass-Steagall Act and other applicable laws generally prohibit banks, such as Union Bank of Switzerland, from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Company. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment adviser and custodian to such an investment company. The Adviser believes that it may perform the services for the Fund contemplated by the Investment Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Adviser from continuing to perform such services for the Fund.

     If the Adviser were prohibited from acting as the Fund's investment adviser, it is expected that the Directors would recommend to shareholders that they approve the Fund's entering into a new investment advisory agreement with another qualified investment adviser selected by the Board.

ADMINISTRATOR

     Under the Administrative Services Agreement with the Company, Signature Broker-Dealer Services, Inc. ('Signature' or, in this capacity, the 'Administrator'), serves as the Fund's administrator. Signature administers all aspects of the Fund's day-to-day operations, subject to the supervision of the Directors,

                                     SAI-15
except as set forth under the sections captioned 'Investment Adviser', 'Distributor', 'Custodian' and 'Shareholder Services'. As Administrator, Signature (i) furnishes general office facilities and ordinary clerical and related services for day-to-day operations, including recordkeeping responsibilities; (ii) is responsible for complying with all applicable federal and state securities and other regulatory requirements including, without limitation, preparing, mailing and filing (but not paying for) registration statements, prospectuses, statements of additional information, proxy statements and all required reports to the Fund's shareholders, the SEC and state securities commissions; (iii) takes responsibility for monitoring the Fund's status as a 'regulated investment company' under the Code; and (iv) performs administrative and managerial oversight of the activities of the Fund's custodian, transfer agent and other agents or independent contractors.


     Under the Administrative Services Agreement, the Fund has agreed to pay Signature an administration fee, calculated daily and payable monthly, at an annual rate of 0.10% of the first $100 million of the Fund's average net assets, plus 0.075% of the next $100 million of the Fund's average net assets, plus 0.05% of the Fund's average net assets in excess of $200 million.

     The Administrative Services Agreement may be renewed or amended by the Directors without shareholder vote. This agreement is terminable at any time without penalty by a vote of a majority of the Directors or the Administrator on not less than 60 days' written notice to the other party. The Administrator may subcontract for the performance of its obligations under the Administrative Services Agreement with the prior written consent of the Directors. If the Administrator subcontracts all or a portion of its duties to another party, the Administrator shall be as fully responsible for the acts and omissions of any such subcontractor(s) as it would be for its own acts or omissions.

DISTRIBUTOR

     Signature also serves as the exclusive distributor of the Fund's shares (in such capacity, the 'Distributor') and holds itself available to receive purchase orders for such shares. In this capacity, the Distributor has been granted the right, as the Fund's agent, to solicit and accept orders for the purchase of Fund shares in accordance with the terms of the Distribution Agreement between the Company, on behalf of the Fund, and the Distributor. The Distribution Agreement shall continue in effect with respect to the Fund until February 1997, and thereafter will be subject to annual approval (i) by a vote of the holders of a majority of the Fund's outstanding voting securities or by the Directors and (ii) by a vote of a majority of the Directors who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of the Company cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time, without penalty, by a vote of a majority of the Directors, a vote of a majority of such Directors who are not 'interested persons' of the Company (as defined in the 1940 Act) or by a vote of the holders of a majority of the Fund's outstanding shares, in any case on not less than 60 days' written notice to the other party. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement. The principal offices of the Distributor are located at 6 St. James Avenue, Boston, Massachusetts 02116.

CUSTODIAN

     Investors Bank & Trust Company (the 'Custodian'), located at 89 South Street, Boston, Massachusetts 02111, serves as the custodian and transfer and dividend disbursing agent for the Fund. Pursuant to the Custodian Agreement between the Custodian and the Company, on behalf of the Fund, the Custodian is responsible for maintaining the books and records of portfolio transactions and holding portfolio securities and cash. As transfer agent and dividend disbursing agent, the Custodian is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts.

                                     SAI-16

     The Custodian will perform its duties as the Fund's transfer agent and dividend disbursing agent from its offices located at 89 South Street, Boston, Massachusetts 02111.

SHAREHOLDER SERVICES


     The Company, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Branch under which the Branch provides shareholder services to Fund shareholders, which include performing shareholder account administrative and servicing functions such as answering inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be made and certain other matters pertaining to the Fund, assisting customers in designating and changing dividend options, account designations and addresses, providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's Distributor and transfer agent, assisting investors seeking to purchase or redeem Fund shares, arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares, verifying purchase and redemption orders, transfers among and changes in accounts and providing other related services. In return for these services, the Company has agreed to pay the Branch a fee, at an annual rate of 0.25% of the average daily net assets of the Fund.


     As discussed under 'Investment Adviser', the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of the Branch as a shareholder servicing agent under a Shareholder Servicing Agreement and as adviser to the Fund under the Investment Advisory Agreement may raise issues under these laws. However, the Branch believes that it may properly perform these services and the other activities described herein and in the Prospectus without violating the Glass-Steagall Act or other applicable banking laws or regulations.

     If the Branch were prohibited from providing its respective services under the above noted agreements, the Directors would seek an alternative provider of such services. In such an event, changes in the operation of the Fund might occur and shareholders might not receive the same level of service previously provided by the Branch.

INDEPENDENT ACCOUNTANTS

     The Company's independent accounting firm is Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. The U.S. Firm of Price Waterhouse is a Registered Limited Liability Partnership (LLP) under the laws of the State of Delaware. Price Waterhouse LLP will conduct an annual audit of the financial statements of the Fund, assist in the review of the federal and state income tax returns of the Fund and consult with the Fund as to matters of accounting and federal and state income taxation.

EXPENSES

     The Fund is responsible for the fees and expenses attributable to it.


     The Branch has agreed that if, in any fiscal year, the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions, the Branch shall waive its fees as necessary to eliminate such excess. Currently, the Branch believes that the most restrictive expense limitation of state securities commissions limits expenses to an annual rate of 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million. For additional information regarding fee waivers or expense reimbursements, see 'Management' in the Prospectus. The Branch has also voluntarily agreed to limit the total operating expenses of the Fund, excluding extraordinary expenses, to an annual rate of 0.80% of the Fund's average daily net assets.


                                     SAI-17

The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' notice to the Fund.





PURCHASE OF SHARES

     Investors may purchase Fund shares as described in the Prospectus under 'Purchase of Shares'. Fund shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of a purchase order.

     The minimum investment requirement for accounts established for the benefit of minors under the 'Uniform Gift to Minors Act' is $5,000. The minimum subsequent investment is $1,000. The minimum investment requirement for employees of the Bank and its affiliates is $5,000. The minimum subsequent investment is $1,000.

     In addition, the minimum investment requirements may be met by aggregating the investments of related shareholders. A 'related shareholder' is limited to an immediate family member, including mother, father, spouse, child, brother, sister and grandparent, and includes step and adoptive relationships.

     The Fund may, at its own option, accept securities in payment for shares. The securities tendered are valued by the methods described in 'Net Asset Value' as of the day the Fund shares are purchased. This is a taxable transaction to the investor. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the Fund's investment objective and policies; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities that are not restricted as to transfer either by law or by market liquidity; and (iv) have a value that is readily ascertainable, as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

REDEMPTION OF SHARES

     Investors may redeem Fund shares as described in the Prospectus under 'Redemption of Shares'.


     If the Directors determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to effect redemptions wholly or partly in cash, payment of the redemption price may be made in whole or in part by an in-kind distribution of securities, in lieu of cash, in conformity with applicable SEC rules. If shares are redeemed in-kind, the redeeming shareholder might incur transaction costs in converting the securities into cash. The methods of valuing portfolio securities distributed to a shareholder are described under 'Net Asset Value', and such valuations will be made at the same time the redemption price is determined.


     FURTHER REDEMPTION INFORMATION. The right of redemption may be suspended or the date of payment postponed: (i) during periods when the New York Stock Exchange (the 'NYSE') is closed for other than weekends and holidays or when trading on the NYSE is suspended or restricted; (ii) during periods in which an emergency exists, as determined by the SEC, which causes the disposal of, or evaluation of the net asset value of, the Fund's securities to be unreasonable or impracticable; or (iii) for such other periods as the 1940 Act or the SEC may permit.

                                     SAI-18

EXCHANGE OF SHARES


     An investor may exchange Fund shares for shares of any other series of the Company as described under 'Exchange of Shares' in each such series' prospectus. Investors considering an exchange of Fund shares for shares of another Company series should read the prospectus of the series into which the transfer is being made prior to such exchange (see 'Purchase of Shares'). Requests for exchange are made in the same manner as requests for redemptions (see 'Redemption of Shares'). Shares of the acquired series are purchased for settlement when the proceeds from redemption become available. Certain state securities laws may restrict the availability of the exchange privilege. The Company reserves the right to discontinue, alter or limit this exchange privilege at any time.


DIVIDENDS AND DISTRIBUTIONS

     The Fund will declare and pay dividends and distributions as described under 'Dividends and Distributions' in the Prospectus.

     Determination of the net income for the Fund is made at the times described in the Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.

NET ASSET VALUE

     The Fund computes its net asset value once daily at the close of business on Monday through Friday as described under 'Net Asset Value' in the Prospectus. The net asset value will not be computed on a day in which no orders to purchase or redeem Fund shares have been received or on the following legal holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund expects to close for purchases and redemptions at the same time.

     The net asset value per share of the Fund equals the Fund's total assets less its total liabilities, divided by the number of outstanding shares of the Fund.

     Securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over-the-counter, are valued by the Fund by using prices supplied daily by an independent pricing service(s). These prices are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices, or in the absence of such prices, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security. In other cases, the pricing service values the security by taking into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method, whereby such securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount to maturity. Because of the large number of municipal bond issues outstanding and their varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days on which the NYSE is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Directors.

                                     SAI-19

     If market quotations for the Fund's securities are not readily available, such securities will be valued at 'fair value' as determined in good faith by the Directors.

PERFORMANCE DATA

     From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling your Shareholder Servicing Agent. See 'Additional Information' in the Prospectus.

     YIELD QUOTATIONS. As required by SEC regulations, the Fund's annualized yield is computed by dividing the Fund's net investment income per share earned during a 30-day period by its net asset value on the last day of the period. The average daily number of Fund shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under 'Additional Information' in the Prospectus.


     TAX EQUIVALENT YIELD QUOTATION. The tax equivalent annualized yield is computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which is exempt for federal income tax purposes is determined. This portion of the yield is then divided by one minus 39.6% (39.6% being the 1995 maximum marginal federal income tax rate for married taxpayers filing jointly) and then added to the portion of the yield that was not attributable to securities, the income of which was not tax-exempt.


     TOTAL RETURN QUOTATIONS. As required by SEC regulations, the Fund's average annual total return for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the Fund's dividends and distributions over the relevant period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The average annual total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

     Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

     GENERAL. The Fund's performance will vary from time-to-time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

     Comparative performance information may be used from time-to-time in advertising the Fund's shares, including data from Lipper Analytic Services, Morningstar Inc. and other industry publications.

PORTFOLIO TRANSACTIONS


     The Adviser places orders for all purchases and sales of securities on behalf of the Fund. The Adviser enters into repurchase agreements and reverse repurchase agreements and effects loans of portfolio securities on behalf of the Fund. See 'Investment Objective and Policies'.


                                     SAI-20

     Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Occasionally, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The Fund's portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Fund may, however, engage in short-term trading consistent with this objective. In connection with the Fund's portfolio transactions, the Adviser intends to seek best price and execution on a competitive basis for both purchases and sales of securities. Portfolio turnover may vary from year to year, as well as within a year. The annual portfolio turnover rate for the Fund is expected to be under 100%.

     Portfolio securities will not be purchased from or through or sold to or through the Distributor or an 'affiliated person' of the Fund or an 'affiliated person' thereof (as defined in the 1940 Act) when such entities are acting as principals, except to the extent permitted by law. In addition, the Fund will not purchase securities during the existence of any underwriting group relating thereto of which the Adviser or an affiliate of the Adviser is a member, except to the extent permitted by law.

     On those occasions when the Adviser deems the purchase or sale of a security to be in the Fund's best interests as well as other customers, the Adviser to the extent permitted by applicable laws and regulations may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such an event, the securities so purchased or sold as well as any expenses incurred in the transaction will be allocated by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers. In some instances, this procedure might adversely affect the Fund.

     If the Fund writes an option and effects a closing purchase transaction with respect to such an option, the transaction will normally be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that the Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits and it may impose certain other sanctions.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.

     UBS Private Investor Funds, Inc. is a Maryland corporation and is currently issuing shares of common stock, par value $0.001 per share, in four series: The UBS Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS U.S. Equity Fund Series; and The UBS International Equity Fund Series.

     Each share of a series issued by the Company will have a pro rata interest in the assets of that series. The Company is currently authorized to issue 500,000,000 shares of common stock, including 10,000,000 shares of each of the four current series. Under Maryland law, the Board has the authority to increase the number of shares of stock that the Company has the authority to issue. Each share has one vote (and fractional shares have a corresponding fractional vote) with respect to matters upon which shareholder vote is required; stockholders have no cumulative voting rights with respect to their shares.

                                     SAI-21

Shares of all series vote together as a single class except that if the matter being voted upon affects only a particular series then it will be voted on only by that series. If a matter affects a particular series differently from other series, that series will vote separately on such matter. Each share is entitled to participate equally in dividends and distributions declared by the Directors with respect to the relevant series, and in the net distributable assets of such series on liquidation.


     Under Maryland law, the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. It is the Company's policy not to hold an annual meeting of stockholders unless so required. All shares of the Company (regardless of series) have noncumulative voting rights for the election of Directors. Under Maryland law, the Company's Directors may be removed by vote of stockholders. The Board currently consists of three directors.

     CONTROL PERSONS. The Company expects that, immediately prior to the initial public offering of its shares, the sole holder of the capital stock of each of its series will be Signature. Upon the offering of the Fund shares, the Fund may have a number of shareholders each holding 5% or more of the Fund's outstanding shares. In such an event, the Company cannot predict the length of time that such persons will own such amounts or whether one or more of such persons will become 'control' persons of the Fund.

TAXES

     The Fund intends to qualify and intends to remain qualified as a regulated investment company (a 'RIC') under Subchapter M of the Code. As a RIC, the Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock or securities; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, investments in other RICs and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs). As a RIC, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed.

     For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

     The Fund intends to qualify to pay exempt-interest dividends to its shareholders by ensuring that, at the close of each quarter of each of its taxable years, at least 50% of the value of its total assets will consist of tax exempt securities. An exempt-interest dividend is that part of distribution made by the Fund that consists of interest received by the Fund on tax exempt securities less any expenses allocable to such interest, provided the 50% test described above is met. Shareholders will not incur any federal income tax liability on the amount of exempt-interest dividends received by them from the Fund. In view of the investment policy of the Fund, it is expected that a substantial portion of its dividends will be exempt-interest dividends, although the Fund may from time to time realize and distribute net short-term and long-term capital gains and may invest limited amounts in taxable securities.

     Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, the Fund acquires a put or writes a call with respect to such securities. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other

                                     SAI-22
termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund's cost basis in the securities purchased will be reduced by the premium received.


     Options and futures contracts entered into by the Fund may create 'straddles' for U.S. federal income tax purposes that may affect the character and timing of gains or losses realized by the Fund on options and futures contracts or on the underlying securities. 'Straddles' may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, the Fund's ability to enter into options and futures contracts may be limited.

     Certain options and futures contracts held by the Fund at the end of each fiscal year will be required to be 'marked to market' for federal income tax purposes i.e., treated as having been sold at market value. For such options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Fund has held such options or futures.

     STATE AND LOCAL TAXES. The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. For example, a portion of the dividends received by shareholders may be subject to state income tax. Shareholders should consult their own tax advisors with respect to any state or local taxes.

ADDITIONAL INFORMATION

     This SAI does not contain all the information included in the Registration Statement filed with the SEC under the Securities Act and the 1940 Act with respect to the securities offered hereby. Certain portions of this SAI have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, the Prospectus and the SAI, may be examined at the office of the SEC, Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington D.C. 20549.

     Statements contained in this SAI as to the contents of any agreement or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other document filed as an exhibit to the Registration Statement of which this document forms a part, each such statement being qualified in all respects by such reference.



                                     SAI-23

UBS PRIVATE INVESTOR FUNDS, INC.- UBS TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996
--------------------------------------------------------------------------------

ASSETS
     Cash........................................................................................   $25,000
     Deferred organization costs.................................................................    72,500
                                                                                                    -------
          Total Assets...........................................................................    97,500
                                                                                                    -------
LIABILITIES
     Organization costs payable..................................................................    72,500
                                                                                                    -------
NET ASSETS.......................................................................................   $25,000
                                                                                                    -------
                                                                                                    -------
Shares Outstanding ($0.001 par value)............................................................       250
                                                                                                    -------
                                                                                                    -------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE...................................   $100.00
                                                                                                    -------
                                                                                                    -------
COMPOSITION OF NET ASSETS:
     Shares of common stock, at par..............................................................   $     0
     Additional paid-in capital..................................................................    25,000
                                                                                                    -------
                                                                                                    -------
Net Assets, January 31, 1996.....................................................................   $25,000
                                                                                                    -------
                                                                                                    -------

                       See Notes to Financial Statements.

UBS PRIVATE INVESTOR FUNDS, INC.-UBS TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

UBS Private Investor Funds, Inc. (the 'Company') was organized as a Maryland corporation on November 16, 1995. The Company consists of four series, as follows: UBS Bond Fund, UBS Tax Exempt Bond Fund, UBS U.S. Equity Fund and UBS International Equity Fund. The accompanying financial statements and notes relate only to UBS Tax Exempt Bond Fund (the 'Fund').

Union  Bank  of  Switzerland,  New  York Branch  (the  'Branch')  will  serve as investment adviser to the Fund. Signature Broker-Dealer Services, Inc. ('Signature') will serve as the Fund's administrator, principal underwriter and distributor of the Fund's shares.

The Fund has had no operations through January 31, 1996, other than the sale to Signature of 250 shares of the Fund for $25,000.

Organization costs incurred in connection with the organization and initial registration of the Fund will be paid initially by the Branch and reimbursed by the Fund. Such organization costs have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations. The amount paid by the Fund on any redemption by Signature (or any subsequent holder) of the Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization expenses of the Fund.

NOTE 2 -- AGREEMENTS

The Branch is expected to enter into an Investment Advisory Agreement with the Fund. Pursuant to the terms of this agreement, the Branch will be responsible for the provision of investment advice, portfolio management and certain administrative services to the Fund. For its services, the Branch will be entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.45% of the average net assets of the Fund.

Signature expects to enter into an Administrative Services Agreement with the Company pursuant to which it will agree to administer the day-to-day operations of the Fund subject to the direction and control of the Board of Directors of the Company. For the services provided to the Fund, Signature will receive a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the Fund's first $100 million average net assets, 0.075% of the next $100 million of such assets and 0.05% of such assets in excess of $200 million.

Signature expects to enter into a Distribution Agreement with the Company. The Distributor will not receive a fee pursuant to the terms of the Distribution Agreement.

The Company expects to enter into separate Shareholder Servicing Agreements (the 'SSA') with the Branch and Signature. Pursuant to the terms of the SSA, the Branch will agree to provide shareholder support to their clients who are also shareholders of the Fund while Signature will agree to provide support services to all other shareholders of the Fund. Both Signature and the Branch will be entitled to a fee under the SSA, accrued daily and payable monthly, at an annual rate of 0.25% of the average balance of the accounts so serviced. Services to be provided may include, but are not limited to, any of the following: establishing and/or maintaining shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to the Fund and responding to shareholder inquiries.

The Branch has voluntarily agreed to waive a portion of its fees and reimburse a portion of Fund expenses to the extent that the ordinary operating expenses of the Fund exceed an annual rate of 0.80% of the Fund's average net assets.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Directors of UBS PRIVATE INVESTOR FUNDS, INC.

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of UBS Tax Exempt Bond Fund (one of the four series constituting UBS Private Investor Funds, Inc., hereafter referred to as the 'Funds') at January 31, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Funds' management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 31, 1996

--------------------------------------------------------------------------------
PROSPECTUS

UBS BOND FUND
6 ST. JAMES AVENUE
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (800) [          ]

UBS  Bond Fund  (the 'Fund')  is designed for  investors seeking  a higher total return from a portfolio of debt securities issued by foreign and domestic companies than that generally available from a portfolio of short-term obligations in exchange for some risk of capital.

The Fund is a diversified, no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law.

UNLIKE OTHER MUTUAL FUNDS THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN UBS BOND PORTFOLIO (THE 'PORTFOLIO'), A CORRESPONDING OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE THAT IS MORE FULLY DESCRIBED UNDER THE SECTION CAPTIONED 'MASTER-FEEDER STRUCTURE'.

The Portfolio is advised by the New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank').

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for  future reference.  A Statement  of Additional  Information,  dated
[                        ],  1996, provides further discussion of certain topics
referred to in this Prospectus and other matters that may be of interest to investors. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference and is available without charge upon written request from the Company or the Distributor (as defined herein) at the addresses set forth on the back cover of
the Prospectus or by calling (800) [          ].

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNION BANK OF SWITZERLAND OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISKS THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE. WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED [               ], 1996.

UBS BOND FUND
INVESTORS FOR WHOM THE FUND IS DESIGNED

UBS  Bond Fund  (the 'Fund')  is designed for  investors seeking  a higher total return from a portfolio of debt securities issued by foreign and domestic companies than that generally available from a portfolio of short-term obligations in exchange for some risk of capital. The Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Bond Portfolio (the 'Portfolio'), an open-end management investment company having the same investment objective as the Fund. Because the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares of the Fund fluctuates with changes in the value of the investments in the Portfolio. See 'Investment Objective and Policies -- Quality Information.'

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments for the Portfolio are bonds and debt instruments of foreign and domestic companies. The Portfolio may also invest in futures contracts, options, forward contracts on foreign currencies and certain privately placed securities. For further information about these investments and related investment techniques, see 'Investment Objective and Policies' discussed below.

The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of UBS Private Investor Funds, Inc. (the 'Company'). The minimum subsequent investment for all investors is $5,000. These minimums may be waived for certain accounts. See 'Purchase of Shares.' If shareholders reduce their total investment in shares of the Fund to less than $10,000, their investment will be subject to mandatory redemption. See 'Redemption of Shares -- Mandatory Redemption.' The Fund is one of several series of the Company, an open-end management investment company organized as a Maryland corporation.

This Prospectus describes the Fund's investment objective and policies, management and operations to enable investors to decide if the Fund suits their investment needs. The Fund operates through a two-tier master-feeder structure. The Company's Board of Directors (the 'Directors' or the 'Board') believes that this structure provides Fund shareholders with the opportunity to achieve certain economies of scale that would otherwise be unavailable if the shareholders' investments were not pooled with other investors sharing similar investment objectives.


The following table illustrates that Fund investors incur no shareholder transaction expenses: their investments in the Fund are subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average daily net assets of the Fund. These operating expenses include expenses incurred by the Fund and expenses incurred by the Portfolio that are allocable to the Fund. The Directors believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings 'Management', 'Expenses' and 'Shareholder Services.'


SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases.....................................................................   None
Sales Load Imposed on Reinvested Dividends..........................................................   None
Deferred Sales Load.................................................................................   None
Redemption Fees.....................................................................................   None
Exchange Fees.......................................................................................   None

EXPENSE TABLE
ANNUAL OPERATING EXPENSES*
Advisory Fees, After Fee Waiver**.................................................................   0.00%
Rule 12b-1 Fees...................................................................................   None
Other Expenses, After Expense Reimbursements***...................................................   0.80%
                                                                                                     ----
Total Operating Expenses, After Fee Waivers and Expense Reimbursements*...........................   0.80%
                                                                                                     ----
                                                                                                     ----


* Expenses are expressed as a percentage of the Fund's projected average daily net assets and are based on estimates of the expenses to be incurred during the current fiscal year, after any applicable fee waivers and expense reimbursements. Without such fee waivers and expense reimbursements, Total Operating Expenses would be equal, on an annual basis, to 6.00% of the Fund's projected average daily net assets. See 'Management.'



** The New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank') has agreed to waive fees and reimburse the Fund for any of its operating expenses (including those the Fund incurs indirectly through the Portfolio) to the extent that the Fund's total operating expenses exceed, on an annual basis, 0.80% of the Fund's average daily net assets. The Branch may modify or discontinue this undertaking at any time in the future with 30 days' notice to the Fund. The advisory fee would be 0.45% if there were no fee waiver. See 'Management -- Adviser and Funds Services Agent' and 'Expenses.'



*** The fees and expenses in Other Expenses, After Expense Reimbursements include fees payable to Signature Broker-Dealer Services, Inc. ('Signature') under an Administrative Services Agreement with the Fund, fees payable to Signature Financial Group (Grand Cayman) Limited ('Signature-Cayman') under an Administrative Services Agreement with the Portfolio, fees payable to Investors Bank & Trust Company (the 'Custodian' or the 'Transfer Agent') as custodian of the Fund and the Portfolio, and fees payable to the Branch under the Shareholder Servicing Agreement. For a more detailed description of contractual fee arrangements, including fee waivers and expense reimbursements, and of the fees and expenses included in Other Expenses, see 'Management' and 'Shareholder Services.'


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and a redemption at the end of each time period:

1 Year......................................................   $ 8

3 Years.....................................................   $26

The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that Fund investors are expected to bear and reflects the expenses of the Fund and the Fund's share of the Portfolio's expenses. In connection with the above Example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares', 'Exchange of Shares' and 'Redemption of Shares.' THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES, AND ASSUMES THE CONTINUATION OF THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS REPRESENTED IN THE ABOVE 'EXPENSE TABLE.' IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS. The following table sets forth the composite average annual total returns for the one, three, five and ten year periods ended December 31, 1995 for all discretionary accounts described below that have been managed for at least one full quarter by UBS Asset Management (New York) Inc., a wholly-owned subsidiary of the Bank ('UBSAM NY'), and the average annual total return during the same periods for the Lehman Government/Corporate Intermediate Bond Index. Such accounts have substantially the same investment objective and policies and are managed in a manner substantially the same as the Portfolio. While the Portfolio will be managed by the Branch, the management of the Portfolio will be substantially the same as by UBSAM

NY and will be carried out by personnel who performed these services for the discretionary accounts at UBSAM NY, who will be employed by the Branch for this purpose. The composite total returns for such accounts have been adjusted to deduct all of the Fund's estimated annual total operating expenses of .80% of projected average daily net assets as set forth in the Fee Table above. The composite total returns are time-weighted and weighted by individual account size and reflect the reinvestment of interest. The composite total returns of these discretionary accounts should not be viewed as a prediction of future performance of the Portfolio. Lehman Government/Corporate Intermediate Bond Index is an unmanaged composite of intermediate duration consisting of publicly-issued, fixed-rate, non-convertible, domestic bonds.

             AVERAGE ANNUAL TOTAL RETURNS FOR                  COMPOSITE        LEHMAN GOV'T/CORP.
              PERIODS ENDED DECEMBER 31, 1995                 TOTAL RETURN    INTERMEDIATE BOND INDEX
-----------------------------------------------------------   ------------    -----------------------
One Year...................................................       15.63%               15.34%
Three Year.................................................        7.06                 7.16
Five Year..................................................        8.41                 8.61
Ten Year...................................................        8.44                 8.81

MASTER-FEEDER STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate investment company with the same investment objective as the Fund. The Portfolio is one of three series of UBS Investor Portfolios Trust (the 'Trust'). See 'Organization.' The investment objective of the Fund and the Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund or the investors in the Portfolio, respectively.

This  master-feeder  structure  has  been  developed  relatively  recently,   so
shareholders should carefully consider this investment approach.


In addition to selling an interest in the Portfolio to the Fund, the Portfolio may sell interests in the Portfolio to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. However, other entities investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund's. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available
from the Adviser at (800) [          ].


The Fund may withdraw its investment in the Portfolio at any time if the Board determines that it is in the Fund's best interests to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the Fund's assets in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require the Fund to withdraw its investments in the Portfolio. Any such withdrawal could result in an in-kind distribution of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. In this event, the portfolio securities distributed to the Fund might or might not be readily marketable. Such a distribution may result in the Fund's having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting such securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby lowering returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds that have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the Securities and Exchange Commission (the 'SEC'), whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of Fund shareholders and will cast all of its votes proportionately as instructed by the Fund's shareholders. See 'Organization' in the Statement of Additional Information ('SAI'). Fund shareholders who do not vote will not affect the Fund's votes at the Portfolio meeting. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Company in the same proportion as the Fund shareholders who do, in fact, vote.


For more information about the Portfolio's investment objective, policies and restrictions, see 'Investment Objective and Policies', 'Additional Investment Information and Risk Factors' and 'Investment Restrictions'. For more information about the Portfolio's management and expenses, see 'Management'. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see 'Investment Restrictions'.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the SAI under 'Investment Objectives and Policies.' There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.


The objective of the Portfolio is to provide a high total return from a portfolio of debt securities issued by foreign and domestic companies, consistent with moderate risk of capital and maintenance of liquidity. Total return will consist of realized and unrealized capital gains and losses plus net income. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its investment objective. The Fund attempts to achieve its objective by investing all of its investable assets in UBS Bond Portfolio, a series of an open-end management investment company; such series has the same investment objective as the Fund.


The Fund is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of shorter-term obligations while recognizing the greater price fluctuation of longer-term instruments. The Fund may also be a convenient way to add fixed income exposure to diversify an investor's existing portfolio.

The Adviser actively manages the Portfolio's duration (defined below), the allocation of securities across market sectors and the selection of specific securities within sectors. Based on fundamental economic and capital markets research, the Adviser adjusts the duration of the Portfolio in light of market conditions and the Adviser's opinion regarding future interest rates. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the anticipated increase in bond prices. The Adviser also actively allocates the Portfolio's assets among the broad sectors of the fixed income market including, but not limited to, U.S. Government and agency securities, corporate securities, private placements, asset-backed securities and mortgage related securities. The Adviser intends to identify and purchase specific securities that it believes are undervalued using quantitative tools, analyses of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts. Under normal circumstances, the Adviser intends to keep at least 65% of the Portfolio's assets invested in bonds. Bonds are debt instruments such as debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities, zero coupon securities, government obligations and money market instruments. See 'Corporate Bonds' and 'Government Obligations' below.

Duration is a measure of a bond's price sensitivity, expressed in years. It is a measure of interest rate risk of a bond calculated by taking into consideration the number of years until the average dollar, in present value terms, is received from principal and interest payments. For example, for a bond with a duration of four years, every 1% change in yield will result in a 4% change in price in the opposite direction. The Portfolio's benchmark is the Lehman Government/Corporate Intermediate Bond Index, which currently has a duration of approximately 3.25 years. The Portfolio intends to have a duration between 0.5 years shorter and 0.5 years longer than its benchmark. The maturities of the Portfolio's individual securities may vary widely from its duration, however, and may be as long as 30 years.


The Portfolio intends to manage its securities actively in pursuit of its investment objective. Portfolio transactions are undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates, but the Portfolio may also engage in short-term trading consistent with its objective. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. See 'Taxes' below. The annual portfolio turnover rate for the Fund is expected to be under 100%.


CORPORATE BONDS. The Portfolio may invest in a broad range of corporate bonds of domestic and foreign issuers. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables that generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment than anticipated because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment, the Portfolio will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower than the interest rates on the prepaid securities. In addition, the value of zero coupon securities, which do not pay interest, is more volatile than that of interest bearing debt securities with the same maturity. Although zero coupon securities do not pay interest to the holders thereof, federal income tax law requires the Fund to recognize a portion of such securities' discount as income each year. This income must be distributed to shareholders along with other income earned by the Fund. See 'Dividends and Distributions.' The Portfolio does not intend to invest in common stock but may invest to a limited degree in convertible debt or preferred stocks. The Portfolio does not expect to invest more than 25% of its total assets in securities of foreign issuers. If the Portfolio invests in non-U.S. dollar denominated securities, it may hedge its foreign currency exposure. The Portfolio may purchase nonpublicly offered debt securities. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities.' See 'Additional Investment Information and Risk Factors' for further information on foreign investments and convertible securities.

GOVERNMENT OBLIGATIONS. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association ('GNMA Certificates'), the Farmers Home Administration and the Export Import Bank. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because prepayments of principal on mortgages in the pool are passed through to the holder of the securities. During periods of declining interest rates, prepayments of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing the
Portfolio's positions in these securities and requiring the Portfolio to reinvest the prepayments at interest rates prevailing at the time of reinvestment. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association. Although these governmental issuers are responsible for payments on their obligations, they do not guarantee their market value. See 'Investment Objectives and Policies' in the SAI for a more detailed discussion of the Portfolio's investments in government securities.

The Portfolio may also invest in municipal obligations, which may be general obligations of the issuer or payable only from specific revenue sources. However, the Portfolio will invest only in municipal obligations that have been issued on a taxable basis or have an attractive yield excluding tax considerations. In addition, the Portfolio may invest in debt securities of foreign governments and governmental entities. See 'Additional Investment Information and Risk Factors' for further information on foreign investments.

MONEY MARKET INSTRUMENTS. The Portfolio may purchase money market instruments to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolio may also invest, without limit, in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions. The money market investments permitted for the Portfolio include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. For more detailed information about these money market investments, see 'Investment Objectives and Policies' in the SAI.

QUALITY INFORMATION. It is a current policy of the Portfolio that under normal circumstances at least sixty-five percent (65%) of its investment in bonds will consist of securities that are rated at least A by Moody's Investors Service, Inc. ('Moody's') or Standard & Poor's Corporation ('Standard & Poor's') or that are unrated and in the Adviser's opinion are of comparable quality. Up to thirty percent (30%) of the Portfolio's bonds may consist of debt securities rated Baa or better by Moody's or BBB or better by Standard & Poor's or are unrated and in the Adviser's opinion are of comparable quality. Up to five percent (5%) of the Portfolio's bonds may be invested in debt securities that are rated Ba or better by Moody's or BB or better by Standard & Poor's or are unrated and in the Adviser's opinion are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba by Moody's or BB by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment.

The Portfolio may also purchase obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, engage in mortgage dollar roll transactions, loan its portfolio securities, purchase certain privately placed securities and enter into certain hedging transactions that may involve options on securities and securities indices, futures contracts and options on futures contracts. For a discussion of these investments and investment techniques, see 'Additional Investment Information and Risk Factors.'

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. Between the trade and settlement dates, the Portfolio will maintain a segregated account with the Custodian consisting of a portfolio of high grade, liquid debt securities with a value at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities (excluding the obligations created by these commitments).

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Trust's Board of Trustees (the 'Trustees'). In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral's value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in repurchase agreements maturing in more than seven days and certain other investments that may be considered illiquid are limited. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities' below.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, including limitations on the use of reverse repurchase agreements, see 'Investment Objectives and Policies' in the SAI and 'Investment Restrictions' below.

SECURITIES LENDING. Subject to applicable investment restrictions, the Portfolio may lend its securities. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all the facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or affiliate or placement agent of the Company, the Portfolio, or the Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.


FOREIGN INVESTMENT INFORMATION. The Portfolio may invest in foreign securities. Investments in securities of foreign issuers and in obligations of foreign branches of domestic banks involve somewhat different investment risks from those affecting securities of domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on such investments.


Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in countries other than in the United States.


The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ('ADRs'), European Depositary Receipts ('EDRs') or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the foreign issuer. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Because investments in foreign securities involve foreign currencies, the value of assets as measured in U.S. dollars may be affected, favorably or unfavorably, by changes in currency exchange rates and in exchange control regulations, including currency blockage. See 'Foreign Currency Exchange Transactions' below.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio may buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Portfolio may, from time-to-time, enter into foreign currency exchange transactions. The Portfolio may enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, use forward currency contracts to purchase or sell foreign currencies, use currency futures contracts or purchase or sell options thereon or purchase or sell currency options.

A forward foreign currency exchange contract is an obligation of the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Currency options give the buyer the right, but not the obligation, to purchase or sell a fixed amount of a specific currency at a fixed price at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The Portfolio will not enter into these foreign currency exchange transactions for speculative purposes. Foreign currency exchange transactions do not eliminate fluctuations in the local currency prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the local currency prices of these securities should decline.

A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a currency at a specified price at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may use these techniques to hedge against a change in foreign currency exchange rates (with the U.S. dollar or other foreign currencies) that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, these transactions also limit any potential gain that might be realized should the value of the hedged currency increase. Additionally, the premiums paid by the Portfolio for currency or futures options increase the Portfolio's transaction costs. Similarly, the cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold. The precise matching of these transactions and the value of the securities involved will

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
not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date such a transaction is entered into and the date it matures. The projection of currency market movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain.


ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments or investments that are not readily marketable. In addition, the Portfolio will not invest more than 10% of the market value of its total assets in restricted securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (the 'Securities Act'). Subject to those non-fundamental policy limitations, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act, and cannot be offered for public sale in the United States without first being registered. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. Repurchase agreements maturing in more than seven days are considered illiquid investments and, as such, are subject to the limitations set forth in this paragraph. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.


The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.


FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described below. These instruments are commonly known as derivatives.



The Portfolio may purchase and sell exchange traded and over-the-counter ('OTC') put and call options on fixed income securities or indices of fixed income securities, enter into forward contracts, purchase and sell futures contracts on indices of fixed income securities, purchase and sell put and call options on futures contracts on indices of fixed income securities and purchase and sell options on currencies. The Portfolio may use these techniques for hedging or risk management purposes or, subject to certain limitations, for the purpose of obtaining desired exposure to certain securities or markets.



The Portfolio may use these techniques to manage its exposure to changing interest rates, currency exchange rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, may tend to increase market exposure. For example, if the Portfolio wishes to obtain exposure to a particular market or market sector but does not wish to purchase the relevant securities, it could, as an alternative, purchase a futures contract on an index of such securities or related securities. Such a purchase would not constitute a hedging transaction and could be considered speculative. However, the Portfolio will use futures contracts or options in this manner only for the purpose of obtaining the same level of exposure to a particular market or market sector that it could have obtained by purchasing the relevant securities and will not use futures contracts or options to leverage its exposure beyond this level. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Adviser and consistent with the Portfolio's objective and policies. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


The Portfolio's use of these transactions is a highly specialized activity, which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the Portfolio's use of these instruments may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, such strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's opportunity to realize gains as well as limiting its exposure to losses. The Portfolio could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur costs, including commissions and premiums, in connection with these transactions and these transactions could significantly increase the Portfolio's turnover rate.


The Portfolio may purchase and sell put and call options on securities, currencies, indices of securities and futures contracts, or purchase and sell futures contracts for the purposes described herein.



The Commodity Exchange Act prohibits U.S. persons, such as the Fund, from buying or selling certain foreign futures contracts or options on such contracts. Accordingly, the Portfolio will not engage in foreign futures or options transactions unless the contracts in question may lawfully be purchased and sold by U.S. persons in accordance with applicable Commodity Futures Trading Commission ('CFTC') regulations or CFTC staff advisories, interpretations and no action letters.



In addition, in order to assure that the Portfolio will not be considered a 'commodity pool' for purposes of CFTC rules, the Portfolio will enter into transactions in futures contracts or options on futures contracts only if (1) such transactions constitute bona fide hedging transactions, as defined under CFTC rules, or (2) no more than 5% of the Portfolio's net assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.


OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, currencies, indices of securities, indices of securities prices and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. American style options may be exercised on any day up to their expiration date. European style options may be exercised only on their expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option and related transaction costs if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, however, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decrease. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.


The writer of a U.S. exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin if and as the position becomes unprofitable.


OPTIONS ON INDICES. The Portfolio is permitted to enter into options transactions and may purchase and sell put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out before then. There is no assurance, however, that a liquid market will exist when a Portfolio wishes to close out a particular position.


When the Portfolio purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Purchasing futures contracts may tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly, as discussed above. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts on securities similar to those held by the Portfolio, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that these standardized instruments will not exactly match the Portfolio's current or anticipated investments. The Portfolio may invest in futures contracts and options thereon based on currencies or on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

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

The Portfolio may also enter into transactions in futures contracts and options for non-hedging purposes, as discussed above.


The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit 'initial margin' with the Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ('FCM'). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional 'variation margin' payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high grade debt securities in connection with its use of options and futures contracts to the extent required by the SEC. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see 'Investment Objectives and Policies' in the SAI.

INVESTMENT RESTRICTIONS


The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the SAI, except as noted, are deemed fundamental policies, i.e., they may be changed only by the 'vote of a majority of the outstanding voting securities' (as defined in the Investment Company Act of 1940 (the '1940 Act')) of the Fund and the Portfolio, respectively. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio), and the Fund may retain an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions set forth below. References below to the Fund's investment restrictions also include the Portfolio's investment restrictions.


As a diversified investment company, 75% of the Fund's total assets are subject to the following fundamental limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities; and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer.

The Fund may not: (i) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Fund's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) enter into reverse repurchase agreements or other permitted borrowings that constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the value of the Fund's assets; or (iii) borrow money, except from banks for extraordinary or emergency purposes, or mortgage, pledge or hypothecate any assets except in connection with any such borrowings or permitted reverse repurchase agreements in amounts up to one-third of the value of the Fund's assets at the time of such borrowing or purchase securities while borrowings and other senior securities exceed 5% of its total assets. For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see 'Investment Restrictions' and 'Additional Information' in the SAI.

MANAGEMENT

DIRECTORS AND TRUSTEES. Pursuant to the Declaration of Trust, the Trustees establish the Portfolio's general policies, are responsible for the overall management of the Trust and review the actions of the Adviser, Administrator and other service providers. Similarly, the Directors set the Company's general policies, are responsible for the overall management of the Company and review the performance of its service providers. Additional information about the Company's Board of Directors and officers appears in the SAI under the heading 'Directors and Trustees'. The Trustees are also Directors of the Company, which raises certain conflicts of interest. The Company and the Trust have adopted written procedures reasonably appropriate to deal with these conflicts should they arise. The officers of the Company are also employees of Signature or its affiliates.

ADVISER AND FUNDS SERVICES AGENT. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of the Branch as investment adviser. The Branch, which operates out of offices located at 299 Park Avenue, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States.


The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Chicago, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank through its offices and subsidiaries engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At June 30, 1995, the Bank (including its consolidated subsidiaries) had total assets of $307.4 billion (unaudited) and equity capital and reserves of $19.7 billion (unaudited).



The Branch provides investment advice and portfolio management to the Portfolio. Subject to the supervision of the Trustees, the Branch makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. See 'Investment Adviser' in the SAI.



The Adviser uses a sophisticated, disciplined, collaborative process for managing all asset classes. Louis N. Cohen will be primarily responsible for the day-to-day management and implementation of the Adviser's process for the Portfolio. Mr. Cohen is also a portfolio manager of UBS Asset Management (New
York) Inc., a position he has held since March 1991. Previously, Mr. Cohen was employed by PaineWebber, Inc. as a credit officer from April 1990 through March 1991. Mr. Cohen is currently managing several portfolios and is responsible for all credit research relating to the issuers in which these portfolios invest. Mr. Cohen has previously managed the investments of an offshore mutual fund. Mr. Cohen received both a B.A. and M.B.A. from New York University and has seventeen years of investment experience. The Branch has not previously advised a mutual fund. This may be viewed as a risk of investing in this Fund.



In addition to the above-listed investment advisory services, the Adviser also provides the Fund and the Portfolio with certain related administrative services. Subject to the supervision of the Board and Trustees, respectively, the Adviser is responsible for: establishing performance standards for the third-party service providers of the Fund and Portfolio and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors and the Trustees; supervising the preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund.

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The Branch provides its administrative services to the Fund pursuant to a  Funds
Services Agreement between the Branch and the Company. The Branch does not receive a fee from the Company or the Fund pursuant to the terms of the Funds Services Agreement.



Under the Trust's Investment Advisory Agreement, the Portfolio pays the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.45% of the Portfolio's average net assets. The Branch has voluntarily agreed to waive its fees and reimburse the Fund for any of its direct or indirect expenses to the extent that the Fund's total operating expenses exceed, on an annual basis, 0.80% of the Fund's average daily net assets. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' notice to the Fund. See 'Expenses'.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE BRANCH OR ANY OTHER BANK.


ADMINISTRATORS. Under Administrative Service Agreements with the Company and the Trust, Signature and Signature-Cayman serve as the Administrators of the Fund and the Portfolio, respectively (in such capacities, the 'Administrators'). In these capacities, Signature and Signature-Cayman administer all aspects of the Fund's and the Portfolio's day-to-day operations, subject to the supervision of the Adviser, and the Board and Trustees, as applicable, except as set forth under 'Adviser and Funds Services Agent', 'Distributor', 'Custodian' and 'Shareholder Services'. The Administrators (i) furnish general office facilities and ordinary clerical and related services for day-to-day operations including recordkeeping responsibilities; (ii) take responsibility for compliance with all applicable federal and state securities and other regulatory requirements; and
(iii) perform administrative and managerial oversight of the activities of the custodian, transfer agent and other agents or independent contractors of the Fund and the Portfolio. Signature is also responsible for monitoring the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the 'Code').


Under the Company's Administrative Services Agreement, the Fund has agreed to pay Signature a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the Fund's first $100 million of average net assets plus 0.025% of the next $100 million of average net assets. Signature does not receive a fee from the Fund on average net assets in excess of $200 million.

Under the Trust's Administrative Services Agreement, the Portfolio has agreed to pay Signature-Cayman a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average net assets.

DISTRIBUTOR. Under the Distribution Agreement, Signature, located at 6 St. James Avenue, Boston, MA 02116, serves as the distributor of Fund shares (in such capacity, the 'Distributor'). The Distributor is a wholly-owned direct subsidiary of Signature Financial Group, Inc. and is a registered broker-dealer. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement.


CUSTODIAN. Investors Bank & Trust Company, whose principal offices are located at 89 South Street, Boston, Massachusetts 02111, serves as the custodian and transfer and dividend disbursing agent for the Portfolio and the Fund. See 'Custodian' in the SAI. The Custodian also maintains offices at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X1C8.


SHAREHOLDER SERVICES


The Company has entered into a Shareholder Servicing Agreement with the Branch under which the Branch provides shareholder services to Fund shareholders, which include coordinating shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to the Fund, and responding to shareholder inquiries. The Company has agreed to pay the Branch for these services at an annual rate of 0.25% of the average daily net assets of the Fund. Under the terms of the Shareholder Servicing Agreement, the Branch may delegate one or more of its responsibilities to other entities at its expense.


EXPENSES


In addition to the fees of the Branch, Signature-Cayman, Signature, and Investors Bank & Trust Company, the Fund will be responsible for, or will indirectly bear through its interest in the Portfolio,

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other  expenses  including  brokerage  costs  and  litigation  and extraordinary expenses. The Adviser has agreed to waive fees as necessary if, in any fiscal year, the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million. The Adviser has also voluntarily agreed to limit the total operating expenses of the Fund, excluding extraordinary expenses, to an annual rate of 0.80% of the Fund's average daily net assets. The Adviser may modify or discontinue this voluntary expense limitation at any time in the future with 30 days' notice to the Fund.

The Fund and the Portfolio may allocate brokerage transactions to their affiliates and the Adviser's affiliates. Brokerage transactions may be allocated to these affiliates only if the commissions received by such affiliates are fair and reasonable when compared to the commissions paid to unaffiliated brokers in connection with comparable transactions. See 'Portfolio Transactions' in the SAI.

PURCHASE OF SHARES

GENERAL INFORMATION ON PURCHASES. Investors may purchase Fund shares only through the Distributor. All purchase orders must be accepted by the
Distributor. The Company also reserves the right to determine the purchase orders that it will accept and it reserves the right to cease offering its shares at any time. The shares of the Fund may be purchased only in those states where they may be lawfully sold.


The business days of the Fund and the Portfolio are the days the New York Stock Exchange (the 'NYSE') is open for regular trading.



The shares of the Fund are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt and acceptance of a purchase order by the Distributor. The Fund calculates its net asset value at the close of business. See 'Net Asset Value'. The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of the Company. The minimum subsequent investment in the Fund for all investors is $5,000. The minimum initial investment for employees of the Bank or its affiliates is $5,000. The minimum subsequent investment is $1,000. These minimum investment requirements may be waived for certain retirement plans or accounts for the benefit of minors. For purposes of the minimum investment requirements, the Fund may aggregate investments by related shareholders. Investors will receive the number of full and fractional shares of the Fund equal to the dollar amount of their subscription divided by the net asset value per share of the Fund as next determined on the day that the investor's subscription is accepted. See 'Purchase of Shares' in the SAI.



Purchase orders in proper form received by the Distributor prior to 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier, are effective and executed at the net asset value next determined that day. Purchase orders received after 4:00 p.m. New York time or the close of the NYSE, whichever is earlier, will be executed at the net asset value determined on the next business day. Investors become record shareholders of the Fund on the next business day ('day two') after they place their subscription order, provided the Custodian receives payment for the shares on day two. As record shareholders, investors are entitled to earn dividends.


Fund shares may be purchased in the following methods:

BRANCH CLIENTS: Private Bank Clients of the Branch should request a Branch representative to assist them in placing a purchase order with the Distributor.

THROUGH THE DISTRIBUTOR: Shareholders who do not currently maintain a private banking relationship with the Branch may purchase shares of the Fund directly from the Distributor by wire transfer or mail.

The Transfer Agent will maintain the accounts for all shareholders who purchase Fund shares directly through the Distributor. For account balance information and shareholder services, such shareholders should contact the Transfer Agent at
(800) [                                          ] or in writing at UBS  Private
Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

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By wire: Purchases may be made by federal funds wire. To place a purchase  order with  the  Fund, the  shareholder  must telephone  the  Transfer Agent  at (800)
[                                    ] for specific instructions.

Subject to the minimum purchase requirements discussed above, shares purchased by federal funds wire will be effected at the net asset value per share next determined after acceptance of the order.

A completed account application must promptly follow any wire order for an initial purchase. No account application is required for subsequent purchases. Completed account applications should be mailed or sent via facsimile. Shareholders should contact the Transfer Agent for further instructions regarding account applications.

By mail: Subject to the minimum purchase requirements discussed above, shareholders may purchase shares of the Fund through the Distributor by completing an account application and mailing it, together with a check payable to 'UBS Private Investor Funds, Inc.', to UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

Account applications are not required for subsequent purchases; however, the shareholder's account number must be clearly marked on the check to ensure proper credit. Subsequent purchases may also be made by mailing a check together with the detachable purchase order that accompanies transaction confirmations.

Checks are subject to collection at full value. For shares purchased by check, dividend payments and redemption proceeds, if any, will be delayed until such funds are collected, which may take up to 15 days from the date of purchase.

REDEMPTION OF SHARES

GENERAL INFORMATION ON REDEMPTIONS. A shareholder may redeem all or any number of the shares registered in its name at any time at the net asset value next determined after a redemption request in proper form is received by the Distributor. The Fund calculates its net asset value at the close of business. See 'Net Asset Value'.

A redemption order will be effected provided the Distributor receives such an order prior to 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier. The redemption of Fund shares is effective and is executed at the net asset value next determined that day. Redemption orders received after 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier, will be executed at the net asset value determined on the next business day. Proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the account designated by the redeeming shareholder or mailed to the shareholder's address of record, in accordance with the shareholder's instructions.

Shareholders will continue to earn dividends through the day of redemption.

Fund shares may be redeemed in the following methods:

BRANCH CLIENTS: Shareholders who are Private Bank Clients of the Branch should request a Branch representative to assist them in placing a redemption order.

THROUGH THE DISTRIBUTOR: Shareholders who are not Branch clients may redeem Fund shares by telephone or mail.


By telephone: Telephone redemptions may be made by calling the Transfer Agent at
(800) [                                    ]. Redemption orders will be accepted
until 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier. Telephone redemption requests are limited to those shareholders who have previously elected this service. Such shareholders risk possible loss of principal and income in the event of a telephone redemption not authorized by them. The Fund and the Transfer Agent will employ reasonable procedures to verify that telephone redemption instructions are genuine and will require that shareholders electing such an option provide a form of personal identification. The failure by the Fund or the Transfer Agent to employ such procedures may cause the Fund or the Transfer Agent to be liable for any losses incurred by investors due to telephone redemptions

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
based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days' notice to shareholders.

By mail: Redemption requests may also be mailed to the Transfer Agent, identifying the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed in exactly the same manner as the account is registered (e.g., if there is more than one owner of the shares, all must sign). In all cases, all signatures on a redemption request must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's standards and procedures; if the guarantor institution belongs to one of the Medallion Signature programs, it must use the specific 'Medallion Guaranteed' stamp (guarantees by notaries public are not acceptable). Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request. The redemption request in proper form should be sent to UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-01537.

MANDATORY REDEMPTION. If the value of a shareholder's holdings in the Fund falls below $10,000 because of a redemption of shares, the shareholder's remaining shares may be redeemed 60 days after written notice unless the account is increased to $10,000 or more. For example, a shareholder whose initial and only investment is $10,000 may be subject to mandatory redemption resulting from any redemption that causes his or her investment to fall below $10,000.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions may not be processed unless the redemption request is submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under 'Taxes' below, the Fund may be required to impose 'back-up' withholding of federal income tax on dividends, distributions and redemptions when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check to the Distributor for the purchase of Fund shares and shares are purchased with funds made available by the Distributor before the check has cleared, the transmittal of redemption proceeds from the sale of those shares will not occur until the check used to purchase such shares has cleared, which may take up to 15 days. Redemption delays may be avoided by purchasing shares by federal funds wire.

The right of redemption may be suspended or the date of payment postponed for such periods as the 1940 Act or the SEC may permit. See 'Redemption of Shares' in the SAI.

EXCHANGE OF SHARES

An investor may exchange Fund shares for shares of any other series of the Company, without charge. An exchange may be made so long as after the exchange the investor has shares, in each series in which it remains an investor, with a value equal to or greater than each such series' minimum investment amount. See 'Purchase of Shares' in the prospectuses of the other Company series for the minimum investment amounts for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See 'Purchase of Shares' and 'Redemption of Shares' in this Prospectus and in the prospectuses of the other Company series. See also 'Additional Information' below for an explanation of the telephone exchange policy.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

RETIREMENT PLANS

The Fund has available a form of Individual Retirement Account ('IRA') for investment in Fund shares. Subject to certain restrictions imposed by applicable tax laws, self-employed individuals may purchase

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shares of the Fund through  tax-deductible contributions to existing  retirement plans known as Self-Employed Retirement Plans ('SERPs'). Fund shares may also be a suitable investment for '401(k) Plans' which subject to certain restrictions allow their participants to invest in qualified pension plans on a tax-deferred basis. The Fund does not currently act as sponsor to such plans.

The minimum initial investment for all such retirement plans is $2,000. The minimum for all subsequent investments is $500.


Under the Code, individuals may make IRA contributions of up to $2,000 annually, which may be, depending on the contributor's participation in an employer-sponsored plan and income level, wholly or partly tax-deductible. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a combined maximum of $2,250 annually to one or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse. Investors should be aware that they may be subject to penalties or additional taxes on contributions to or withdrawals from IRAs or other retirement plans under certain circumstances. Prior to a withdrawal, shareholders may be required to certify as to their age and awareness of such restrictions in writing. Branch clients desiring information concerning investments through IRAs or other retirement plans should contact their Branch representative. Non-Branch clients may obtain such information by calling the
Transfer Agent at (800) [                                    ].


DIVIDENDS AND DISTRIBUTIONS

The Fund will declare daily, and pay monthly, dividends from its daily net investment income. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund.


Substantially all of the Fund's realized net capital gains, if any, will be declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund. Declared dividends and distributions are payable on the payment date to shareholders of record on the record date.


Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected, in writing, to have them paid in cash. Dividends and distributions to be paid in cash are credited to the account designated by the shareholder or sent by check to the shareholder's address of record, in accordance with the shareholder's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

To the extent that shareholders of the Fund elect to receive their dividends in cash, rather than electing to reinvest such dividends in additional shares, the cash used to make these distributions must be provided from the Fund's assets, which may include a partial redemption of the Fund's interest in the Portfolio. The Portfolio will be required to use its own cash or the proceeds for the sales of its securities in order to fund its income distributions and redemptions. Moreover, in the case of zero coupon bonds, the Portfolio generally will not have received any income from the issuer of such a security. Consequently, the Portfolio must rely on other sources (e.g., proceeds from the sale of assets or other income) to meet such distribution requirements. To the extent the Fund makes such cash distributions, the Fund, and indirectly the Portfolio, will not be able to invest that cash in income producing securities. Consequently, the current income of the Fund and the Portfolio may ultimately be reduced.

NET ASSET VALUE

The Fund's net asset value per share equals the value of the Fund's total assets (i.e., the value of its investment in the Portfolio plus its other assets) less the amount of its liabilities, divided by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to the service providers of the Fund and the Portfolio, are accrued daily. Securities for which market quotations are readily available are valued at market value. All other securities will be valued at 'fair value'. See 'Net Asset Value' in the SAI for information on the valuation of the Portfolio's assets and liabilities.

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The  Fund computes its  net asset value once  daily at the  close of business on
Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the following legal holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund expects to close for purchases and redemptions at the same time.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.

UBS Private Investor Funds, Inc., a Maryland corporation incorporated on November 16, 1995, is an open-end management investment company registered under the 1940 Act and organized as a series fund. The Company has no prior history. The Company is currently authorized to issue shares in four series: The UBS Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS International Equity Fund Series; and The UBS U.S. Equity Fund Series. Each outstanding share of the Company will have a pro rata interest in the assets of its series, but it will have no interest in the assets of any other Company series. Only shares of The UBS Bond Fund Series are offered through this Prospectus.


Shareholder inquiries by clients of the Branch should be directed to the Branch, while other shareholders should address their inquiries to the Transfer Agent.



Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable when issued by the Company. The Company does not intend to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by its Articles of Incorporation or the 1940 Act. For further organizational information, including certain shareholder rights, see 'Organization' in the SAI.


UBS INVESTOR PORTFOLIOS TRUST


UBS Investor Portfolios Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests divided into one or more subtrusts or series. To date, three series have been authorized, of which UBS Bond Portfolio is one.


The Declaration of Trust provides that no Trustee, shareholder, officer, employee, or agent of the Trust shall be held to any personal liability, nor shall resort be had to such person's private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Portfolio, but that only the Trust property shall be liable.

The Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all the obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investment in the Portfolio.

The Company expects that, immediately prior to the initial public offering of its shares, the sole holder of its capital stock will be Signature.

TAXES

The Company intends that the Fund will qualify as a separate regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund will not be subject to federal income taxes if at least 90% of its net investment income and net short-term capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio generally should not be subject to tax. The status of the Fund as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to Fund shareholders as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether received in the form of cash or reinvested in additional shares. Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to Fund shareholders, whether such distributions are received in the form of cash or reinvested in additional shares. Annual statements as to the current federal tax status of distributions will be mailed to shareholders after the end of the taxable year for the Fund. Distributions to corporate shareholders of the Fund will not qualify for the dividends-received deduction because the income of the Fund will not consist of dividends paid by United States corporations.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Furthermore, dividends declared in October, November, or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Distributions of net investment income or net long-term capital gains will have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

This discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See 'Taxes' in the SAI.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders. Shareholders should be aware that, under applicable regulations, the Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.

ADDITIONAL INFORMATION

The Fund will send its shareholders annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements reflecting all account activity, including dividends and any distributions whether reinvested in additional shares or paid in cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Company, the Branch, the Transfer Agent or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Company and its service providers will employ reasonable procedures, including requiring investors to give a form of personal identification and tape recording of telephonic instructions, to confirm that telephonic instructions by investors are genuine; if it does not, it or the service provider may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indices, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Average, the Frank Russell Indices, the EAFE Index, the Financial Times World Stock Index and other industry publications.

The Fund may advertise 'yield'. Yield refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized -- i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for 12 periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period.

The Fund may also advertise 'total return'. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all Fund distributions and dividends were reinvested on the reinvestment dates and less all recurring fees during the period and assuming the redemption of such investment at the end of each period.


These methods of calculating yield and total return are required by regulations of the SEC. Yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by clients of the Branch by calling the Branch, while other shareholders may address their inquiries to the Transfer Agent.

________________________________________________________________________________

INVESTMENT ADVISER OF THE PORTFOLIO

  Union Bank of Switzerland,
  New York Branch
  299 Park Avenue
  New York, New York 10171
  (212) 821-3000

ADMINISTRATOR AND DISTRIBUTOR

  Signature Broker-Dealer Services, Inc.
  6 St. James Avenue
  Boston, Massachusetts 02116

CUSTODIAN AND TRANSFER AGENT

  Investors Bank & Trust Company
  89 South Street
  Boston, Massachusetts 02111

                    ----------------

                    TABLE OF CONTENTS


                                                                                                                Page
                                                                                                                ----
Investors for Whom the Fund is Designed......................................................................     2
Master-Feeder Structure......................................................................................     4
Investment Objective and Policies............................................................................     5
Additional Investment Information and Risk Factors...........................................................     7
Options......................................................................................................    11
Futures Contracts............................................................................................    12
Investment Restrictions......................................................................................    13
Management...................................................................................................    14
Shareholder Services.........................................................................................    15
Expenses.....................................................................................................    15
Purchase of Shares...........................................................................................    16
Redemption of Shares.........................................................................................    17
Exchange of Shares...........................................................................................    18
Retirement Plans.............................................................................................    18
Dividends and Distributions..................................................................................    19
Net Asset Value..............................................................................................    19
Organization.................................................................................................    20
Taxes........................................................................................................    20
Additional Information.......................................................................................    21


                                  UBS PRIVATE
                                INVESTOR FUNDS,
                                      INC.

                                 UBS BOND FUND

                             ---------------------
                                   PROSPECTUS
                             ---------------------

                                            , 1996

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUND SHARES MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION MAY NOT LAWFULLY BE MADE.

________________________________________________________________________________

--------------------------------------------------------------------------------
PROSPECTUS

UBS U.S. EQUITY FUND
6 ST. JAMES AVENUE
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (800) [          ]


UBS U.S. Equity Fund (the 'Fund') seeks to provide long-term capital appreciation and the potential for a high level of current income by investing principally in dividend-paying equity securities of domestic corporations. In selecting these securities, the Fund will also consider the potential for capital appreciation. It is the intention of the Adviser (defined below) that the average income yield of the common stocks held by the Fund be at least 50% greater than that of the Standard and Poor's 500 Composite Stock Price Index (the 'S&P 500 Index') and have less price volatility than the S&P 500 Index. There is no assurance that the Fund will achieve its stated objective.


The Fund is a diversified, no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law.

UNLIKE OTHER MUTUAL FUNDS THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN UBS U.S. EQUITY PORTFOLIO (THE 'PORTFOLIO'), A CORRESPONDING OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE THAT IS MORE FULLY DESCRIBED UNDER THE SECTION CAPTIONED 'MASTER-FEEDER STRUCTURE'.

THE PORTFOLIO IS ADVISED BY THE NEW YORK BRANCH (THE 'BRANCH' OR THE 'ADVISER') OF UNION BANK OF SWITZERLAND (THE 'BANK').

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated
[               ], 1996, provides further discussion of certain topics  referred to in this Prospectus and other matters that may be of interest to investors. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference and is available without charge upon written request from the Company or Distributor (as defined herein) at the addresses set forth on the back cover of the Prospectus, or by
calling (800) [          ].

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNION BANK OF SWITZERLAND OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISKS THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE. WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED [                ], 1996.

UBS U.S. EQUITY FUND
INVESTORS FOR WHOM THE FUND IS DESIGNED


UBS U.S. Equity Fund (the 'Fund') is designed for investors seeking long-term capital appreciation and the potential for a high level of current income with lower investment risk and volatility than is normally available from common stock funds. Because of the risks associated with common stock investments, the Fund is intended to be a long-term investment vehicle and is not intended to provide investors with a means for speculating on short-term market movements. The Fund seeks to achieve its investment objective by investing all of its investable assets in UBS U.S. Equity Portfolio (the 'Portfolio'), an open-end management investment company having the same investment objective as the Fund. Because the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares of the Fund fluctuates with changes in the value of the investments in the Portfolio.


The Portfolio may make various types of investments in seeking its objective. Among the permissible investments for the Portfolio are futures contracts, options and certain privately placed securities. The Portfolio's investments in securities of smaller or less established issuers involve risks and may be more volatile and less liquid than the securities of larger or more established domestic issuers. For further information about these investments and related investment techniques, see 'Investment Objective and Policies' discussed below.

The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of UBS Private Investor Funds, Inc. (the 'Company'). The minimum subsequent investment for all investors is $5,000. These minimums may be waived for certain accounts. See 'Purchase of Shares'. If shareholders reduce their total investment in shares of the Fund to less than $10,000, their investment will be subject to mandatory redemption. See 'Redemption of Shares -- Mandatory Redemption'. The Fund is one of several series of the Company, an open-end management investment company organized as a Maryland corporation.


This Prospectus describes the investment objective and policies, management and operations of the Fund to enable investors to decide if the Fund suits their investment needs. The Fund operates through a two-tier master-feeder structure. The Company's Board of Directors (the 'Directors' or the 'Board') believes that this structure provides Fund shareholders with the opportunity to achieve certain economies of scale that would otherwise be unavailable if the shareholders' investments were not pooled with other investors sharing similar investment objectives.



The following table illustrates that investors in the Fund incur no shareholder transaction expenses: their investments in the Fund are subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average daily net assets of the Fund. These operating expenses include expenses incurred by the Fund and expenses incurred by the Portfolio that are allocable to the Fund. The Directors believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings 'Management,' 'Expenses' and 'Shareholder Services'.

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases.....................................................................   None
Sales Load Imposed on Reinvested Dividends..........................................................   None
Deferred Sales Load.................................................................................   None
Redemption Fees.....................................................................................   None
Exchange Fees.......................................................................................   None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*
Advisory Fees, After Fee Waiver**...................................................................   0.00%
Rule 12b-1 Fees.....................................................................................   None
Other Expenses, After Expense Reimbursements***.....................................................   0.90%
                                                                                                       ----
Total Operating Expenses, After Fee Waivers and Expense Reimbursements*.............................   0.90%
                                                                                                       ----
                                                                                                       ----


* Expenses are expressed as a percentage of the Fund's projected average daily net assets and are based on estimates of the expenses to be incurred during the current fiscal year, after any applicable fee waivers and expense reimbursements. Without such fee waivers and expense reimbursements, Total Operating Expenses would be equal, on an annual basis, to 4.35% of the Fund's projected average daily net assets. See 'Management'.



** The New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank') has agreed to waive fees and reimburse the Fund for any of its operating expenses (including those the Fund incurs indirectly through the Portfolio) to the extent that the Fund's total operating expenses exceed, on an annual basis, 0.90% of the Fund's average daily net assets. The Branch may modify or discontinue this undertaking at any time in the future with 30 days' notice to the Fund. The advisory fee would be 0.60% if there were no fee waiver. See 'Management -- Adviser and Funds Services Agent' and 'Expenses'.



*** The fees and expenses in Other Expenses, After Expense Reimbursements include fees payable to Signature Broker-Dealer Services, Inc. ('Signature') under an Administrative Services Agreement with the Fund, fees payable to Signature Financial Group (Grand Cayman) Limited ('Signature-Cayman') under an Administrative Services Agreement with the Portfolio, fees payable to Investors Bank & Trust Company (the 'Custodian' or the 'Transfer Agent') as custodian of the Fund and the Portfolio, and fees payable to the Branch under the Shareholder Servicing Agreement. For a more detailed description of contractual fee arrangements, including fee waivers and expense reimbursements, and of the fees and expenses included in Other Expenses, see 'Management' and 'Shareholder Services'.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and a redemption at the end of each time period:

1 Year......................................................   $ 9
3 Years.....................................................   $29


The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that Fund investors are expected to bear and reflects the expenses of the Fund and the Fund's share of the Portfolio's expenses. In connection with the above Example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares', 'Exchange of Shares' and 'Redemption of Shares'. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES, AND ASSUMES THE CONTINUATION OF THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS REPRESENTED IN THE ABOVE 'EXPENSE TABLE'. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS. The following table sets forth the composite total return for the one year ended December 31, 1995 for all discretionary accounts described below that have been managed for at least one full quarter by UBS Asset Management (New York) Inc., a wholly-owned subsidiary of the Bank ('UBSAM NY'), and the annual total return during the same year for the S&P 500 Index. Such accounts have substantially the same investment objective and policies and are managed in a manner substantially the same as the Portfolio. While the Portfolio will be managed by the Branch, the management of the Portfolio will be substantially the same as by UBSAM NY and will be carried out by personnel who performed these services for the discretionary accounts at UBSAM NY, who will be employed by the Branch for this purpose. The composite total return for such accounts has been adjusted to deduct all of the Fund's estimated annual total operating expenses of .90% of projected average daily net assets as set forth in the Fee Table above. No such accounts were managed by UBSAM NY or the Branch prior to 1995. The composite total return is time-weighted and weighted by individual account size and reflects the reinvestment of dividends and interest. The composite total return of these discretionary accounts should not be viewed as a prediction of future performance of the Portfolio. The S&P 500 Index is an unmanaged index that includes 500 U.S. stocks and is a common measure of the performance of the U.S. stock market.



                              ANNUAL TOTAL RETURN
                      FOR THE YEAR ENDED DECEMBER 31, 1995



Composite Total Return                                       39.08%

S&P 500 Index                                                37.60%


MASTER-FEEDER STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate investment company with the same investment objective as the Fund. The Portfolio is one of three series of UBS Investor Portfolios Trust (the 'Trust'). See 'Organization'. The investment objective of the Fund and the Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund or the investors in the Portfolio, respectively.

This   master-feeder  structure  has  been  developed  relatively  recently,  so shareholders should carefully consider this investment approach.


In addition to selling an interest in the Portfolio to the Fund, the Portfolio may sell interests in the Portfolio to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. However, other entities investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund's. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available
from the Adviser at (800) [                        ].


The Fund may withdraw its investment in the Portfolio at any time if the Board determines that it is in the Fund's best interests to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the Fund's assets in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require the Fund to withdraw its investments in the Portfolio. Any such withdrawal could result in an in-kind distribution of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. In this event, the portfolio securities distributed to the Fund might or might not be readily marketable. Such a distribution may result in the Fund's having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting such securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.


Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby lowering returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds that have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the Securities and Exchange Commission (the 'SEC'), whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of Fund shareholders and will cast all of its votes proportionately as instructed by the Fund's shareholders. See 'Organization' in the Statement of Additional Information ('SAI'). Fund shareholders who do not vote will not affect the Fund's votes at the Portfolio meeting. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Company in the same proportion as the Fund shareholders who do, in fact, vote.


For more information about the Portfolio's investment objective, policies and restrictions, see 'Investment Objective and Policies', 'Additional Investment Information and Risk Factors' and 'Investment Restrictions'. For more information about the Portfolio's management and expenses, see 'Management'. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see 'Investment Restrictions'.

INVESTMENT OBJECTIVE AND POLICIES


The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the SAI under 'Investment Objectives and Policies'. The Fund attempts to achieve its investment objective by investing all of its investable assets in UBS U.S. Equity Portfolio, a series of an open-end management investment company; such series has the same investment objective as the Fund. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.



The Portfolio's objective is to provide long-term capital appreciation and the potential for a high level of current income with lower investment risk and volatility than is normally available from common stock funds. The average income yield of the Portfolio's common stocks is expected to be higher than that of the S&P 500 Index. It is also the objective of the Portfolio that the Portfolio's investments have less price volatility than the S&P 500 Index.



Under normal circumstances, the Portfolio will invest at least 80% of its assets in income-producing equity securities of domestic issuers, including dividend-paying common stocks and securities which are convertible into common stocks. The Portfolio intends to invest in securities that generate relatively high levels of dividend income and have the potential for capital appreciation. These generally include common stocks of established, high-quality U.S. corporations. In addition, the Portfolio will seek to diversify its investment over a carefully selected list of securities in order to moderate the risks inherent in equity investments.


The Portfolio will invest in an equity security following a fundamental analysis of the issuing company. An important part of this analysis will be the examination of the company's ability to maintain its dividend. The Adviser believes that dividend income has proved to be an important component of total return. For example, during the ten-year period ended September 1994, reinvested dividend income accounted for approximately 26% of the total return of the S&P 500 Index. Also, the Adviser believes that dividend income tends to be a more stable source of total return than capital appreciation. While the price of a company's common stock can be significantly affected by market fluctuations and other short-term factors, its dividend level usually has greater stability. For this reason, securities that pay a high level of dividend income tend to be less volatile in price than comparable securities that pay a lower level of dividend income.

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
Although the Portfolio intends to invest primarily in equity securities, it may invest up to 20% of its assets in certain cash investments and certain short-term fixed income securities. See 'Investment Objectives and Policies -- Quality and Diversification Requirements' in the SAI. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to take a temporarily defensive position against potential stock market declines. These securities include: obligations of the United States Government and its agencies or instrumentalities; commercial paper, bank certificates of deposit and bankers' acceptances; and repurchase agreements collateralized by these securities. The Portfolio may purchase nonpublicly offered debt securities. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities.'

The Portfolio may also utilize equity futures contracts and options to a limited extent. Specifically, the Portfolio may enter into futures contracts and options provided that such positions are established for hedging purposes only. See 'Futures Contracts'.

The Portfolio intends to manage its securities actively in pursuit of its investment objective. Although it generally seeks to invest for the long-term, the Portfolio retains the right to sell securities irrespective of how long they have been held. It is anticipated that the annual portfolio turnover of the Portfolio will not exceed 100%. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs.

EQUITY INVESTMENTS. Under normal circumstances, the Adviser intends to invest at least 80% of the Portfolio's assets in the equity securities of domestic issuers. These investments will consist of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. The Portfolio's primary equity investments are the common stocks of established domestic companies. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest such as trust or limited partnership interests. See 'Additional Investment Information and Risk Factors'. The Portfolio invests in domestic securities listed on domestic securities exchanges and securities traded in domestic over-the-counter markets, and may invest in certain restricted or unlisted securities. See 'Additional Investment Information and Risk Factors'.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. Between the trade and settlement dates, the Portfolio will maintain a segregated account with the Custodian consisting of a portfolio of high grade, liquid debt securities with a value at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities (excluding the obligations created by these commitments).


REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Trust's Board of Trustees (the 'Trustees'). In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral's value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in repurchase agreements maturing in more than seven days and certain other investments that may be considered illiquid are limited. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities' below.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, including limitations on the use of reverse repurchase agreements, see 'Investment Objectives and Policies' in the SAI.

SECURITIES LENDING. Subject to applicable investment restrictions, the Portfolio may lend its securities. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all the facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or affiliate or placement agent of the Company, the Portfolio, or the Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.


ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments or are not readily marketable. In addition, the Portfolio will not invest more than 10% of the market value of its total assets in restricted securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (the 'Securities Act'). Subject to those non-fundamental policy limitations, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act, and cannot be offered for public sale in the United States without first being registered. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. Repurchase agreements maturing in more than seven days are considered illiquid investments and, as such, are subject to the limitations set forth in this paragraph. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.


The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objective and long-term investment perspective. The Portfolio may make money market investments pending other investments or settlements, for liquidity or in adverse market conditions. Such money market investments may include obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank obligations and repurchase agreements. For more detailed information about these money market investments, see 'Investment Objectives and Policies' in the SAI.


FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described below. These instruments are commonly known as derivatives.



The Portfolio may purchase and sell exchange traded and over-the-counter ('OTC') put and call options on equity securities or indices of equity securities, enter into forward contracts, purchase and sell futures contracts on indices of equity securities and purchase or sell put and call options on futures contracts on indices of equity securities. The Portfolio may use these techniques for hedging or risk management purposes or, subject to certain limitations, for the purpose of obtaining desired exposure to certain securities or markets.



The  Portfolio  may use  these  techniques to  manage  its exposure  to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, may tend to increase market exposure. For example, if the Portfolio wishes to obtain exposure to a particular market or market sector but does not wish to purchase the relevant securities, it could, as an alternative, purchase a futures contract on an index of such securities or related securities. Such a purchase would not constitute a hedging transaction and could be considered speculative. However, the Portfolio will use futures contracts or options in this manner only for the purpose of obtaining the same level of exposure to a particular market or market sector that it could have obtained by purchasing the relevant securities and will not use futures contracts or options to leverage its exposure beyond this level. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Adviser and consistent with the Portfolio's objective and policies. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


The Portfolio's use of these transactions is a highly specialized activity, which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the Portfolio's use of these instruments may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, such strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's opportunity to realize gains as well as limiting its exposure to losses. The Portfolio could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur costs, including commissions and premiums, in connection with these transactions and these transactions could significantly increase the Portfolio's turnover rate.


The Portfolio may purchase and sell put and call options on securities, indices of securities and futures contracts, or purchase and sell futures contracts for the purposes described herein.



In addition, in order to assure that the Portfolio will not be considered a 'commodity pool' for purposes of Commodity Futures Trading Commission ('CFTC') rules, the Portfolio will enter into transactions in futures contracts or options on futures contracts only if (1) such transactions constitute bona fide hedging transactions as defined under CFTC rules, or (2) no more than 5% of the Portfolio's net assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.


OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities, indices of securities prices and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. American style options may be exercised on any day up to their expiration date. European style options may be exercised only on their expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option and related transaction costs if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, however, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decrease. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.


The writer of a U.S. exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin if and as the position becomes unprofitable.


OPTIONS ON INDICES. The Portfolio is permitted to enter into options transactions and may purchase and sell put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

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
For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out before then. There is no assurance, however, that a liquid market will exist when a Portfolio wishes to close out a particular position.


When the Portfolio purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Purchasing futures contracts may tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly, as discussed above. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts on securities similar to those held by the Portfolio, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that these standardized instruments will not exactly match the Portfolio's current or anticipated investments. The Portfolio may invest in futures contracts and options thereon based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments. The Portfolio may also enter into transactions in futures contracts and options for non-hedging purposes, as discussed above.


The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit 'initial margin' with the Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ('FCM'). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional 'variation margin' payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high-grade debt securities in connection with its use of options and futures contracts to the extent required by the SEC. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see 'Investment Objectives and Policies' in the SAI.

INVESTMENT RESTRICTIONS


The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the SAI, except as noted, are deemed fundamental policies, i.e., they may be changed only by the 'vote of a majority of the outstanding voting securities' (as defined in the Investment Company Act of 1940 (the '1940 Act')), of the Fund and the Portfolio, respectively. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio), and the Fund may retain an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions set forth below. References below to the Fund's investment restrictions also include the Portfolio's investment restrictions.


As a diversified investment company, 75% of the Fund's total assets are subject to the following fundamental limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities; and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer.

The Fund may not: (i) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Fund's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) enter into reverse repurchase agreements or other permitted borrowings that constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the value of the Fund's assets; or (iii) borrow money, except from banks for extraordinary or emergency purposes, or mortgage, pledge or hypothecate any assets except in connection with any such borrowings or permitted reverse repurchase agreements in amounts up to one-third of the value of the Fund's assets at the time of such borrowing or purchase securities while borrowings and other senior securities exceed 5% of its total assets. For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see 'Investment Restrictions' and 'Additional Information' in the SAI.

MANAGEMENT

DIRECTORS AND TRUSTEES. Pursuant to the Declaration of Trust, the Trustees establish the Portfolio's general policies, are responsible for the overall management of the Trust and review the actions of the Adviser, Administrator and other service providers. Similarly, the Directors set the Company's general policies, are responsible for the overall management of the Company and review the performance of its service providers. Additional information about the Company's Board of Directors and officers appears in the SAI under the heading 'Directors and Trustees'. The Trustees are also Directors of the Company, which raises certain conflicts of interest. The Company and the Trust have adopted written procedures reasonably appropriate to deal with these conflicts should they arise. The officers of the Company are also employees of Signature or its affiliates.

ADVISER AND FUNDS SERVICES AGENT. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of the Branch as investment adviser. The Branch, which operates out of offices located at 299 Park Avenue, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States.

The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Chicago, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank, through its offices and subsidiaries engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At June 30,

1995, the Bank (including its consolidated subsidiaries) had total assets of $307.4 billion (unaudited) and equity capital and reserves of $19.7 billion (unaudited).



The Adviser provides investment advice and portfolio management to the Portfolio. Subject to the supervision of the Trustees, the Adviser makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. See 'Investment Adviser and Funds Services Agent' in the SAI.



The Adviser uses a sophisticated, disciplined, collaborative process for managing all asset classes. Nancy Tengler will be primarily responsible for the day-to-day management and implementation of the Adviser's process for the Portfolio. Ms. Tengler is also the Managing Director -- Senior Portfolio Manager of UBS Asset Management (New York) Inc.'s Value Equities Group. She has held this position since December 1994. Previously, Ms. Tengler was the President and Senior Portfolio Manager for Spare Tengler Kaplan & Bischel from August 1989 through June 1994. Ms. Tengler is currently managing several portfolios and researching investment opportunities in several industries, including the pharmaceutical and electric utilities industries. Ms. Tengler co-authored a book entitled Relative Dividend Yield -- Common Stock Investing for Income and Appreciation, and has twelve years of investment experience. Ms. Tengler has previously managed the investments of a mutual fund. Ms. Tengler received a B.A. degree from Point Loma College. The Branch has not previously advised a mutual fund. This may be viewed as a risk of investing in this Fund.



In addition to the above-listed investment advisory services, the Adviser also provides the Fund and the Portfolio with certain related administrative services. Subject to the supervision of the Board and Trustees, respectively, the Adviser is responsible for: establishing performance standards for the third-party service providers of the Fund and Portfolio and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors and the Trustees; supervising the preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund.



The Branch provides its administrative services to the Fund pursuant to a Funds Services Agreement between the Branch and the Company. The Branch does not receive a fee from the Company or the Fund pursuant to the terms of the Funds Services Agreement.



Under the Trust's Investment Advisory Agreement, the Portfolio pays the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average net assets. The Branch has voluntarily agreed to waive its fees and reimburse the Fund for any of its direct and indirect expenses to the extent that the Fund's total operating expenses exceed, on an annual basis, 0.90% of the Fund's average daily net assets. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' notice to the Fund. See 'Expenses'.


INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE BRANCH OR ANY OTHER BANK.


ADMINISTRATORS. Under Administrative Services Agreements with the Company and the Trust, Signature and Signature-Cayman serve as the Administrators of the Fund and the Portfolio, respectively (in such capacities, the 'Administrators'). In these capacities, Signature and Signature-Cayman administer all aspects of the Fund's and the Portfolio's day-to-day operations, subject to the supervision of the Adviser and the Board and Trustees, respectively, except as set forth under 'Adviser and Funds Services Agent', 'Distributor', 'Custodian' and 'Shareholder Services'. The Administrators (i) furnish general office facilities and ordinary clerical and related services for day-to-day operations including recordkeeping responsibilities; (ii) take responsibility for compliance with all applicable federal and state securities and other regulatory requirements; and
(iii) perform administrative and managerial oversight of the activities of the custodian, transfer agent and other agents or independent contractors of the Fund and the Portfolio. Signature is also responsible for monitoring the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the 'Code').


Under the Company's Administrative Services Agreement, the Fund has agreed to pay Signature a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the Fund's first $100 million of average net assets plus 0.025% of the next $100 million of average net assets. Signature does not receive a fee from the Fund on average net assets in excess of $200 million.

Under the Trust's Administrative Services Agreement, the Portfolio has agreed to pay Signature-Cayman a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average net assets.

DISTRIBUTOR. Under the Distribution Agreement, Signature, located at 6 St. James Avenue, Boston, MA 02116, serves as the distributor of Fund shares (in such capacity, the 'Distributor'). The Distributor is a wholly-owned direct subsidiary of Signature Financial Group, Inc. and is a registered broker-dealer. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement.


CUSTODIAN. Investors Bank & Trust Company, whose principal offices are located at 89 South Street, Boston, Massachusetts 02111, serves as the custodian and transfer and dividend disbursing agent for the Portfolio and the Fund. See 'Custodian' in the SAI. The Custodian also maintains offices at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X1C8.


SHAREHOLDER SERVICES


The Company has entered into a Shareholder Servicing Agreement with the Branch under which the Branch provides shareholder services to Fund shareholders, which include coordinating shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to the Fund, and responding to shareholder inquiries. The Company has agreed to pay the Branch for these services at an annual rate of 0.25% of the average daily net assets of the Fund. Under the terms of the Shareholder Servicing Agreement, the Branch may delegate one or more of its responsibilities to other entities at its expense.


EXPENSES


In addition  to  the  fees  of  the  Branch,  Signature,  Signature-Cayman,  and
Investors Bank & Trust Company, the Fund will be responsible for, or will indirectly bear through its interest in the Portfolio, other expenses including brokerage costs and litigation and extraordinary expenses. The Adviser has agreed to waive fees as necessary, if, in any fiscal year, the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million. The Adviser has also voluntarily agreed to limit the total operating expenses of the Fund, excluding extraordinary expenses, to an annual rate of 0.90% of the Fund's average daily net assets. The Adviser may modify or discontinue this voluntary expense limitation at any time in the future with 30 days' notice to the Fund.


The Fund and the Portfolio may allocate brokerage transactions to their affiliates and the Adviser's affiliates. Brokerage transactions may be allocated to these affiliates only if the commissions received by such affiliates are fair and reasonable when compared to the commissions paid to unaffiliated brokers in connection with comparable transactions. See 'Portfolio Transactions' in the SAI.

PURCHASE OF SHARES

GENERAL INFORMATION ON PURCHASES. Investors may purchase Fund shares only through the Distributor. All purchase orders must be accepted by the Distributor. The Company also reserves the right to determine the purchase orders that it will accept and it reserves the right to cease offering its shares at any time. The shares of the Fund may be purchased only in those states where they may be lawfully sold.


The business days of the Fund and the Portfolio are the days the New York Stock Exchange (the 'NYSE') is open for regular trading.


The shares of the Fund are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt and acceptance of a purchase order by the Distributor. The Fund calculates its net asset value at the close of business. See 'Net Asset Value'. The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of the Company. The minimum subsequent investment in the Fund for all investors is $5,000. The minimum initial investment for employees of the Bank or its affiliates is $5,000. The minimum subsequent investment is $1,000. These minimum investment requirements may be waived for certain retirement plans or accounts for the benefit of minors. For purposes of the minimum investment requirements, the Fund may aggregate investments by related shareholders. Investors will receive the number of full and fractional shares of the Fund equal to the dollar amount of their subscription divided by the net asset value per share of the Fund as next determined on the day that the investor's subscription is accepted. See 'Purchase of Shares' in the SAI.



Purchase orders in proper form received by the Distributor prior to 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier, are effective and executed at the net asset value next determined that day. Purchase orders received after 4:00 p.m. New York time or the close of the NYSE, whichever is earlier, will be executed at the net asset value determined on the next business day. Investors become record shareholders of the Fund on the day they place their subscription order, provided it is received by the Distributor before 4:00 p.m. As record shareholders, investors are entitled to earn dividends.


Fund shares may be purchased in the following methods:

BRANCH CLIENTS: Private Bank Clients of the Branch should request a Branch representative to assist them in placing a purchase order with the Distributor.

THROUGH THE DISTRIBUTOR: Shareholders who do not currently maintain a private banking relationship with the Branch may purchase shares of the Fund directly from the Distributor by wire transfer or mail.

The Transfer Agent will maintain the accounts for all shareholders who purchase Fund shares directly through the Distributor. For account balance information and shareholder services, such shareholders should contact the Transfer Agent at
(800) [             ]  or in writing  at UBS Private  Investor Funds, Inc.,  c/o
Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

By wire: Purchases may be made by federal funds wire. To place a purchase order with the Fund, the shareholder must telephone the Transfer Agent at (800)
[          ] for specific instructions.

Subject to the minimum purchase requirements discussed above, shares purchased by federal funds wire will be effected at the net asset value per share next determined after acceptance of the order.

A completed account application must promptly follow any wire order for an initial purchase. No account application is required for subsequent purchases. Completed account applications should be mailed or sent via facsimile. Shareholders should contact the Transfer Agent for further instructions regarding account applications.

By mail: Subject to the minimum purchase requirements discussed above, shareholders may purchase shares of the Fund through the Distributor by completing an account application and mailing it, together with a check payable to 'UBS Private Investor Funds, Inc.', to UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

Account applications are not required for subsequent purchases; however, the shareholder's account number must be clearly marked on the check to ensure proper credit. Subsequent purchases may also be made by mailing a check together with the detachable purchase order that accompanies transaction confirmations.

Checks are subject to collection at full value. For shares purchased by check, dividend payments and redemption proceeds, if any, will be delayed until such funds are collected, which may take up to 15 days from the date of purchase.

REDEMPTION OF SHARES

GENERAL INFORMATION ON REDEMPTIONS. A shareholder may redeem all or any number of the shares registered in its name at any time at the net asset value next determined after a redemption request in proper form is received by the Distributor. The Fund calculates its net asset value at the close of business. See 'Net Asset Value'.

A redemption order will be effected provided the Distributor receives such an order prior to 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier. The redemption of Fund shares is effective and is executed at the net asset value next determined that day. Redemption orders received after 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier, will be executed at the net asset value determined on the next business day. Proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the account designated by the redeeming shareholder or mailed to the shareholder's address of record, in accordance with the shareholder's instructions.

Shareholders will not be record holders for dividend purposes on the day that they redeem Fund shares.

Fund shares may be redeemed in the following methods:

BRANCH CLIENTS: Shareholders who are Private Bank Clients of the Branch should request a Branch representative to assist them in placing a redemption order.

THROUGH THE DISTRIBUTOR: Shareholders who are not Branch clients may redeem Fund shares by telephone or mail.


By telephone: Telephone redemptions may be made by calling the Transfer Agent at
(800) [          ]. Redemption orders will be accepted until 4:00 p.m. New  York time or the close of regular trading on the NYSE, whichever is earlier. Telephone redemption requests are limited to those shareholders who have previously elected this service. Such shareholders risk possible loss of principal and income in the event of a telephone redemption not authorized by them. The Fund and the Transfer Agent will employ reasonable procedures to verify that telephone redemption instructions are genuine and will require that shareholders electing such an option provide a form of personal identification. The failure by the Fund or the Transfer Agent to employ such procedures may cause the Fund or the Transfer Agent to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days' notice to shareholders.


By mail: Redemption requests may also be mailed to the Transfer Agent, identifying the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed in exactly the same manner as the account is registered (e.g., if there is more than one owner of the shares, all must sign). In all cases, all signatures on a redemption request must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's standards and procedures; if the guarantor institution belongs to one of the Medallion Signature programs, it must use the specific 'Medallion Guaranteed' stamp (guarantees by notaries public are not acceptable). Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request. The redemption request in proper form should be sent to UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

MANDATORY REDEMPTION. If the value of a shareholder's holdings in the Fund falls below $10,000 because of a redemption of shares, the shareholder's remaining shares may be redeemed 60 days after written notice unless the account is increased to $10,000 or more. For example, a shareholder whose initial and only investment is $10,000 may be subject to mandatory redemption resulting from any redemption that causes his or her investment to fall below $10,000.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions may not be processed unless the redemption request is submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under 'Taxes' below, the Fund may be required to impose 'back-up' withholding of federal income tax on dividends, distributions and redemptions when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check to the Distributor for the purchase of Fund shares and shares are purchased with funds made available by the Distributor before the check has cleared, the transmittal of redemption proceeds from the sale of those shares will not occur until the check used to purchase such shares has cleared, which may take up to 15 days. Redemption delays may be avoided by purchasing shares by federal funds wire.

The right of redemption may be suspended or the date of payment postponed for such periods as the 1940 Act or the SEC may permit. See 'Redemption of Shares' in the SAI.

EXCHANGE OF SHARES

An investor may exchange Fund shares for shares of any other series of the Company, without charge. An exchange may be made so long as after the exchange the investor has shares, in each series in which it remains an investor, with a value equal to or greater than each such series' minimum investment amount. See 'Purchase of Shares' in the prospectuses of the other Company series for the minimum investment amounts for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See 'Purchase of Shares' and 'Redemption of Shares' in this Prospectus and in the prospectuses for the other Company series. See also 'Additional Information' below for an explanation of the telephone exchange policy.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

RETIREMENT PLANS

The Fund has available a form of Individual Retirement Account ('IRA') for investment in Fund shares. Subject to certain restrictions imposed by applicable tax laws, self-employed individuals may purchase shares of the Fund through tax-deductible contributions to existing retirement plans known as Self-Employed Retirement Plans ('SERPs'). Fund shares may also be a suitable investment for '401(k) Plans' which subject to certain restrictions allow their participants to invest in qualified pension plans on a tax-deferred basis. The Fund does not currently act as sponsor to such plans.

The minimum initial investment for all such retirement plans is $2,000. The minimum for all subsequent investments is $500.


Under the Code, individuals may make IRA contributions of up to $2,000 annually, which may be, depending on the contributor's participation in an employer-sponsored plan and income level, wholly or partly tax-deductible. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a combined maximum of $2,250 annually to one or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse.


Investors should be aware that they may be subject to penalties or additional taxes on contributions to or withdrawals from IRAs or other retirement plans under certain circumstances. Prior to a withdrawal, shareholders may be required to certify as to their age and awareness of such restrictions in writing. Branch clients desiring information concerning investments through IRAs or other retirement plans should contact their Branch representative. Non-Bank clients
may obtain such information by calling the Transfer Agent at (800) [          ].

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income, if any, are declared and paid annually. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund.

Substantially all of the Fund's realized net capital gains, if any, will be declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund. Declared dividends and distributions are payable on the payment date to shareholders of record on the record date.


Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected, in writing, to have them paid in cash. Dividends and distributions to be paid in cash are credited to the account designated by the shareholder or sent by check to the shareholder's address of record, in accordance with the shareholder's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

The Fund's net asset value per share equals the value of the Fund's total assets (i.e., the value of its investment in the Portfolio plus its other assets) less the amount of its liabilities, divided by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to the service providers of the Fund and the Portfolio, are accrued daily. Securities for which market quotations are readily available are valued at market value. All other securities will be valued at 'fair value'. See 'Net Asset Value' in the SAI for information on the valuation of the Portfolio's assets and liabilities.

The Fund computes its net asset value once daily at the close of business on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the following legal holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund expects to close for purchases and redemptions at the same time.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.

UBS Private Investor Funds, Inc., a Maryland corporation incorporated on November 16, 1995, is an open-end management investment company registered under the 1940 Act and organized as a series fund. The Company has no prior history. The Company is currently authorized to issue shares in four series: The UBS Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS International Equity Fund Series; and The UBS U.S. Equity Fund Series. Each outstanding share of the Company will have a pro rata interest in the assets of its series, but it will have no interest in the assets of any other Company series. Only shares of The UBS U.S. Equity Fund Series are offered through this Prospectus.


Shareholder inquiries by clients of the Branch may be directed to the Branch and other shareholders may address their inquiries to the Transfer Agent.



Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable when issued by the Company. The Company does not intend to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by its Articles of Incorporation or the 1940 Act. For further organizational information, including certain shareholder rights, see 'Organization' in the SAI.


UBS INVESTOR PORTFOLIOS TRUST


UBS Investor Portfolios Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests divided into one or more subtrusts or series. To date, three series have been authorized, of which UBS U.S. Equity Portfolio is one.


The Declaration of Trust provides that no Trustee, shareholder, officer, employee, or agent of the Trust shall be held to any personal liability, nor shall resort be had to such person's private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Portfolio, but that only the Trust property shall be liable.

The Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all the obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investment in the Portfolio.

The Company expects that, immediately prior to the initial public offering of its shares, the sole holder of its capital stock will be Signature.

TAXES

The Company intends that the Fund will qualify as a separate regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund will not be subject to federal income taxes if at least 90% of its net investment income and net short-term capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio generally should not be subject to tax. The status of the Fund as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

Dividends from net investment income and distributions from realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to Fund shareholders whether such distributions are received in the form of cash or reinvested in additional shares. To the extent that dividends distributed to shareholders are designated as derived from the Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, such dividends are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations. Under proposals made by the Treasury Department on December 7, 1995, the dividends received deduction applicable to corporations investing in the Fund would be reduced from 70% to 50% for dividends paid or accrued after January 31, 1996. Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to Fund shareholders as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether received in the form of cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction. Annual statements as to the current federal tax status of distributions will be mailed to shareholders after the end of the taxable year for the Fund.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Furthermore, dividends declared in October, November, or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Distributions of net investment income or net long-term capital gains will have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

This discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See 'Taxes' in the SAI.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders. Shareholders should be aware that, under applicable regulations, the Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.

ADDITIONAL INFORMATION

The Fund will send its shareholders annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and monthly statements reflecting all account activity, including dividends and any distributions whether reinvested in additional shares or paid in cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Company, the Branch, the Transfer Agent or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Company and its service providers will employ reasonable procedures, including requiring investors to give a form of personal identification and tape recording of telephonic instructions, to confirm that telephonic instructions by investors are genuine; if it does not, it or the service provider may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indices, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, S&P 500 Index, the Dow Jones Average, the Frank Russell Indices, the Financial Times World Stock Index and other industry publications.


The Fund may advertise 'total return'. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all Fund distributions and dividends were reinvested on the reinvestment dates and less all recurring fees during the period and assuming the redemption of such investment at the end of each period. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by clients of the Branch by calling the Branch, and other shareholders may address their inquiries to the Transfer Agent.

________________________________________________________________________________

INVESTMENT ADVISER OF THE PORTFOLIO

  Union Bank of Switzerland,
  New York Branch
  299 Park Avenue
  New York, New York 10171
  (212) 821-3000

ADMINISTRATOR AND DISTRIBUTOR

  Signature Broker-Dealer Services, Inc.
  6 St. James Avenue
  Boston, Massachusetts 02116

CUSTODIAN AND TRANSFER AGENT

  Investors Bank & Trust Company
  89 South Street
  Boston, Massachusetts 02111

       -----------------

       TABLE OF CONTENTS


                                                                                                                Page
                                                                                                                ----
Investors for Whom the Fund is Designed......................................................................     2
Master-Feeder Structure......................................................................................     4
Investment Objective and Policies............................................................................     5
Additional Investment Information and Risk Factors...........................................................     6
Options......................................................................................................     8
Futures Contracts............................................................................................    10
Investment Restrictions......................................................................................    11
Management...................................................................................................    11
Shareholder Services.........................................................................................    13
Expenses.....................................................................................................    13
Purchase of Shares...........................................................................................    13
Redemption of Shares.........................................................................................    14
Exchange of Shares...........................................................................................    16
Retirement Plans.............................................................................................    16
Dividends and Distributions..................................................................................    16
Net Asset Value..............................................................................................    17
Organization.................................................................................................    17
Taxes........................................................................................................    18
Additional Information.......................................................................................    19


                                  UBS PRIVATE
                                INVESTOR FUNDS,
                                      INC.

                              UBS U.S. EQUITY FUND

                             ---------------------
                                   PROSPECTUS
                             ---------------------

                            [               ], 1996

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUND SHARES MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION MAY NOT LAWFULLY BE MADE.

________________________________________________________________________________

--------------------------------------------------------------------------------

PROSPECTUS

UBS INTERNATIONAL EQUITY FUND
6 ST. JAMES AVENUE
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (800) [          ]

UBS International Equity Fund (the 'Fund') seeks to provide a high total return from a portfolio of equity securities of foreign corporations. It is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the United States.

The Fund is a diversified, no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law.

UNLIKE OTHER MUTUAL FUNDS THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN UBS INTERNATIONAL EQUITY PORTFOLIO (THE 'PORTFOLIO'), A CORRESPONDING OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND EMPLOYS A TWO-TIER MASTER-FEEDER STRUCTURE THAT IS MORE FULLY DESCRIBED UNDER THE SECTION CAPTIONED 'MASTER-FEEDER STRUCTURE'.

The Portfolio is advised by the New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank') and UBS International Investment London Limited (the 'Sub-Adviser' and, together with the Adviser, the 'Advisers').

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated
[            ], 1996, provides further discussion of certain topics referred  to in this Prospectus and other matters that may be of interest to investors. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference and is available without charge upon written request from the Company or the Distributor (as defined herein) at the addresses set forth on the back cover of the Prospectus,
or by calling (800) [          ].

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNION BANK OF SWITZERLAND OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISKS THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE. WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED [          ], 1996.

UBS INTERNATIONAL EQUITY FUND
INVESTORS FOR WHOM THE FUND IS DESIGNED


UBS International Equity Fund (the 'Fund') is designed for investors who want to participate in the risks and returns associated with equity securities issued by foreign corporations. The Fund seeks to achieve its investment objective by investing all of its investable assets in UBS International Equity Portfolio (the 'Portfolio'), an open-end management investment company having the same investment objective as the Fund. Because the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares of the Fund fluctuates with changes in the value of the investments in the Portfolio.



The Portfolio may make various types of investments in seeking its objective. Among the permissible investments for the Portfolio are common stocks and other securities with equity characteristics issued by foreign companies. The Portfolio may also invest in futures contracts, options, forward contracts on foreign currencies and certain privately placed securities. The Portfolio's investments in securities of foreign issuers, including issuers in emerging markets, involve unique investment risks and may be more volatile and less liquid than the securities of domestic issuers. For further information about these investments and related investment techniques, see 'Investment Objective and Policies' discussed below.



The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of UBS Private Investor Funds, Inc. (the 'Company'). The minimum subsequent investment for all investors is $5,000. These minimums may be waived for certain accounts. See 'Purchase of Shares'. If shareholders reduce their total investment in shares of the Fund to less than $10,000, their investment will be subject to mandatory redemption. See 'Redemption of Shares -- Mandatory Redemption'. The Fund is one of several series of the Company, an open-end management investment company organized as a Maryland corporation.



This Prospectus describes the investment objective and policies, management and operations of the Fund to enable investors to decide if the Fund suits their investment needs. The Fund operates through a two-tier master-feeder structure. The Company's Board of Directors (the 'Directors' or the 'Board') believes that this structure provides Fund shareholders with the opportunity to achieve certain economies of scale that would otherwise be unavailable if the shareholders' investments were not pooled with other investors sharing similar investment objectives.



The following table illustrates that investors in the Fund incur no shareholder transaction expenses: their investments in the Fund are subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average daily net assets of the Fund. These operating expenses include expenses incurred by the Fund and expenses incurred by the Portfolio that are allocable to the Fund. The Directors believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings 'Management', 'Expenses' and 'Shareholder Services'.


SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases.....................................................................   None
Sales Load Imposed on Reinvested Dividends..........................................................   None
Deferred Sales Load.................................................................................   None
Redemption Fees.....................................................................................   None
Exchange Fees.......................................................................................   None

EXPENSE TABLE
ANNUAL OPERATING EXPENSES*
Advisory Fees, After Fee Waiver**...................................................................   0.00%
Rule 12b-1 Fees.....................................................................................   None
Other Expenses, After Expense Reimbursements***.....................................................   1.40%
                                                                                                       ----
Total Operating Expenses, After Fee Waivers
  and Expense Reimbursements*.......................................................................   1.40%
                                                                                                       ----
                                                                                                       ----


* Expenses are expressed as a percentage of the Fund's projected average daily net assets and are based on estimates of the expenses to be incurred during the current fiscal year, after any applicable fee waivers and expense reimbursements. Without such fee waivers and expense reimbursements, Total Operating Expenses would be equal, on an annual basis, to 9.20% of the Fund's projected average daily net assets. See 'Management'.



** The New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank') has agreed to waive fees and reimburse the Fund for any of its operating expenses (including those the Fund incurs indirectly through the Portfolio) to the extent that the Fund's total operating expenses exceed, on an annual basis, 1.40% of the Fund's average daily net assets. The Branch may modify or discontinue this undertaking at any time in the future with 30 days' notice to the Fund. The advisory fee would be 0.85% if there were no fee waiver. See 'Management -- Adviser and Funds Services Agent' and 'Expenses'.



*** The fees and expenses in Other Expenses, After Expense Reimbursements include fees payable to Signature Broker-Dealer Services, Inc. ('Signature') under an Administrative Services Agreement with the Fund, fees payable to Signature Financial Group (Grand Cayman) Limited ('Signature-Cayman') under an Administrative Services Agreement with the Portfolio, fees payable to Investors Bank & Trust Company (the 'Custodian' or the 'Transfer Agent') as custodian of the Fund and the Portfolio, and fees payable to the Branch under the Shareholder Servicing Agreement. For a more detailed description of contractual fee arrangements, including fee waivers and expense reimbursements, and of the fees and expenses included in Other Expenses, see 'Management' and 'Shareholder Services'.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and a redemption at the end of each time period:

1 Year......................................................   $14

3 Years.....................................................   $44

The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that Fund investors are expected to bear and reflects the expenses of the Fund and the Fund's share of the Portfolio's expenses. In connection with the above Example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares', 'Exchange of Shares' and 'Redemption of Shares'. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES, AND ASSUMES THE CONTINUATION OF THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS REPRESENTED IN THE ABOVE 'EXPENSE TABLE'. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS. The following table sets forth the composite average annual total returns for the one, three and five year periods ended December 31, 1995 and the period from January 1, 1988 (commencement of operations of the relevant accounts) through December 31, 1995 for all discretionary accounts described below that have been managed for at least one full quarter by UBS International Investment London Limited (the 'Sub-Adviser'), and the average annual total return during the same periods for the Morgan Stanley Capital International EAFE Index. Such accounts have substantially the same investment objective and policies and are managed in a manner substantially the same as the Portfolio. The composite total returns for such accounts have been adjusted to deduct all of the Fund's estimated annual total operating expenses of 1.40% of projected average daily net assets as set forth in the Fee Table above. The composite total returns are time-weighted and are equally weighted for periods prior to 1994, after which they are size-weighted, and they reflect the reinvestment of dividends and interest. The Sub-Adviser believes that the restatement of total returns prior to 1994 would not result in any material changes in the total returns shown. The composite total returns of these discretionary accounts should not be viewed as a prediction of future performance of the Portfolio. The Morgan Stanley Capital International EAFE Index is an unmanaged index that measures stock performance in Europe, Australia and the Far East.

                                                                                     MORGAN STANLEY
               AVERAGE ANNUAL TOTAL RETURNS FOR                    COMPOSITE      CAPITAL INTERNATIONAL
                PERIODS ENDED DECEMBER 31, 1995                   TOTAL RETURN         EAFE INDEX
---------------------------------------------------------------   ------------    ---------------------
One Year.......................................................        8.85%              11.21%
Three Year.....................................................       16.72               16.69
Five Year......................................................       10.18                9.36
January 1, 1988 (commencement date)
  through December 31, 1995....................................       10.53                6.84

MASTER-FEEDER STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate investment company with the same investment objective as the Fund. The Portfolio is one of three series of UBS Investor Portfolios Trust (the 'Trust'). See 'Organization'. The investment objective of the Fund and the Portfolio may be changed only with the approval of the holders of the outstanding shares of the Fund or the investors in the Portfolio, respectively.

This  master-feeder  structure  has  been  developed  relatively  recently,   so
shareholders should carefully consider this investment approach.


In addition to selling an interest in the Portfolio to the Fund, the Portfolio may sell interests in the Portfolio to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. However, other entities investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund's. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available
from the Adviser at (800) [          ].


The Fund may withdraw its investment in the Portfolio at any time if the Board determines that it is in the Fund's best interests to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the Fund's assets in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require the Fund to withdraw its investments in the Portfolio. Any such withdrawal could result in an in-kind distribution of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. In this event, the portfolio securities distributed to the Fund might or might not be readily marketable. Such a distribution may result in the Fund's having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting such securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby lowering returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds that have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the Securities and Exchange Commission (the 'SEC'), whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of Fund shareholders and will cast Fund votes proportionately as instructed by the Fund's shareholders. See 'Organization' in the Statement of Additional Information ('SAI'). Fund shareholders who do not vote will not affect the Fund's votes at the Portfolio meeting. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Company in the same proportion as the Fund shareholders who do, in fact, vote.


For more information about the Portfolio's investment objective, policies and restrictions, see 'Investment Objective and Policies', 'Additional Investment Information and Risk Factors' and 'Investment Restrictions'. For more information about the Portfolio's management and expenses, see 'Management'. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see 'Investment Restrictions'.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies they employ in their efforts to achieve this objective. Additional information about the investment policies of the Fund and the Portfolio appears in the SAI under Investment Objectives and Policies. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.


The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign corporations. Total return will consist of realized and unrealized capital gains and losses plus net income. The Fund attempts to achieve its investment objective by investing all of its investable assets in UBS International Equity Portfolio, a series of an open-end management investment company; such series has the same investment objective as the Fund. The Fund is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the United States.



The Portfolio seeks to achieve its investment objective by investing in companies that the Sub-Adviser believes are fundamentally sound and that are typically selling at below market valuations and that the Sub-Adviser believes will grow at above-market rates. The emphasis on value leads to investments in companies with relatively low price/earnings and price/book value ratios and high yields.


The Adviser is responsible for supervising the management of the Portfolio's investments. Consistent with these duties, the Adviser has entered into a Sub-Advisory Agreement with UBS International Investment London Limited ('UBSII' or the 'Sub-Adviser' and, together with the Adviser, the 'Advisers'), whereby the Sub-Adviser is primarily responsible for the day-to-day investment decisions for the Portfolio. The Adviser is solely responsible for paying the Sub-Adviser for these services. The Sub-Adviser is an affiliate of the Adviser.

The Advisers actively manage currency exposure, in conjunction with country and stock allocations, in an attempt to protect the Portfolio's market value. Through the use of forward foreign currency exchange contracts, futures contracts and options on currencies, the Advisers will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive as market conditions warrant, based on fundamental research, technical factors and the judgment of the Advisers' experienced currency managers. For more information on foreign currency exchange transactions, see 'Additional Investment Information and Risk Factors'.

The Portfolio intends to manage its securities actively in pursuit of its investment objective. The Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. It is anticipated that the annual portfolio turnover rate of the Fund will be less than 100%. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs.

EQUITY INVESTMENTS. Under normal circumstances, the Advisers intend to keep at least 65% of the value of the Portfolio's total assets in equity securities of foreign issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. The Portfolio's primary equity investments are the common stock of established companies based in developed countries outside the United States. The Portfolio will invest in companies based in at least five foreign countries. Initially, the Adviser expects to invest in issues located in the United Kingdom, France, Japan, Germany and Switzerland. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest such as trust or limited partnership interests. The Portfolio may also invest in securities of issuers located in developing countries. See 'Additional Investment Information and Risk Factors -- Risk Factors of Foreign Securities'. The Portfolio will invest in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities, enter into forward contracts on foreign currencies, purchase options on currencies and enter into certain hedging transactions that may involve options on securities and securities indices, futures contracts and options on futures contracts. For a discussion of these investments and investment techniques, see 'Additional Investment Information and Risk Factors'.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

Investments in non-U.S. issuers involve certain risks and considerations not typically associated with investments in U.S. issuers. These risks include greater price volatility, reduced liquidity and the significantly smaller market capitalization of most non-U.S. securities markets, more substantial government involvement in the economy, higher rates of inflation, greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. Between the trade and settlement dates, the Portfolio will maintain a segregated account with the Custodian consisting of a portfolio of high-grade, liquid debt securities with a value at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities (excluding the obligations created by these commitments).

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Trust's Board of Trustees (the 'Trustees'). In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral's value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in repurchase agreements maturing in more than seven days and certain other investments that may be considered illiquid are limited. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities' below.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, including limitations on the use of reverse repurchase agreements, see 'Investment Objectives and Policies' in the SAI and 'Investment Restrictions' below.


SECURITIES LENDING. Subject to applicable investment restrictions, the Portfolio may lend its securities. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all the facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or affiliate or placement agent of the Portfolio, or the Adviser, Sub-Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.



RISK FACTORS OF FOREIGN SECURITIES. The Portfolio will invest primarily in foreign securities. Investments in securities of foreign issuers and in obligations of foreign branches of domestic banks involve somewhat different investment risks from those affecting securities of domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on such investments.



Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of such investments.


In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in countries other than in the United States.


Although the Portfolio invests primarily in securities of established issuers based in developed foreign countries, it may also invest in securities of issuers in developing market countries. Investments in securities of issuers in developing market countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging market issuers and the currently low or non-existent volume of trading, resulting in limited liquidity and in price volatility; (iii) certain national policies that may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ('ADRs'), European Depositary Receipts ('EDRs') or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the foreign issuer. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

Because investments in foreign securities involve foreign currencies, the value of assets as measured in U.S. dollars may be affected, favorably or unfavorably, by changes in currency exchange rates and in exchange control regulations, including currency blockage. See 'Foreign Currency Exchange Transactions' below.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio will buy and sell securities and will receive interest and dividends in currencies other than the U.S. dollar, the Portfolio may, from time to time, enter into foreign currency exchange transactions. The Portfolio may enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, use forward currency contracts to purchase or sell foreign currencies, use currency futures contracts or purchase or sell options thereon or purchase or sell currency options.

A forward foreign currency exchange contract is an obligation of the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Currency options give the buyer the right, but not the obligation, to purchase or sell a fixed amount of a specific currency at a fixed price at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The Portfolio will not enter into these foreign currency exchange transactions for speculative purposes. Foreign currency exchange transactions do not eliminate fluctuations in the local currency prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the local currency prices of these securities should decline.

A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a currency at a specified price at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may use these techniques to hedge against a change in foreign currency exchange rates (with the U.S. dollar or other foreign currencies) that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, these transactions also limit any potential gain that might be realized should the value of the hedged currency increase. Additionally, the premiums paid by the Portfolio for currency or futures options increase the Portfolio's transaction costs. Similarly, the cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold. Moreover, forward contracts that convert one foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased vis-a-vis the hedged currency and the U.S. dollar. The precise matching of these transactions and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date such a transaction is entered into and the date it matures. The projection of currency market movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain.


ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments or investments that are not readily marketable. In addition, the Portfolio will not invest more than 10% of the market value of its total assets in restricted securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (the 'Securities Act'). Subject to those non-fundamental policy limitations, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act, and cannot be offered for public sale in the United States without first being registered. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. Repurchase agreements maturing in more than seven days are considered illiquid investments and, as such, are subject to the limitations set forth in this paragraph. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.


The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisers and approved by the Trustees. The Trustees will monitor the Advisers' implementation of these guidelines on a periodic basis.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objectives and long-term investment perspective. The Portfolio may make money market investments pending other investments or settlements, for liquidity or in adverse market conditions. Such money market investments may include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. The Portfolio may purchase nonpublicly offered debt securities. The Portfolio may also invest in short-term obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions. For more detailed information about these money market investments, see 'Investment Objectives and Policies' in the SAI.


FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described below. These instruments are commonly known as derivatives.



The Portfolio may purchase and sell exchange traded and over-the-counter ('OTC') put and call options on equity securities or indices of equity securities, enter into forward contracts, purchase and sell futures contracts on indices of equity securities, purchase and sell put and call options on futures contracts on indices of equity securities and purchase and sell options on currencies. The Portfolio may use these techniques for hedging or risk management purposes or, subject to certain limitations, for the purpose of obtaining desired exposure to certain securities or markets.

The Portfolio may use these techniques to manage its exposure to changing interest rates, currency exchange rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, may tend to increase market exposure. For example, if the Portfolio wishes to obtain exposure to a particular market or market sector but does not wish to purchase the relevant securities, it could, as an alternative, purchase a futures contract on an index of such securities or related securities. Such a purchase would not constitute a hedging transaction and could be considered speculative. However, the Portfolio will use futures contracts or options in this manner only for the purpose of obtaining the same level of exposure to a particular market or market sector that it could have obtained by purchasing the relevant securities and will not use futures contracts or options to leverage its exposure beyond this level. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisers and consistent with the Portfolio's objective and policies. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


The Portfolio's use of these transactions is a highly specialized activity, which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the Portfolio's use of these instruments may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, such strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's opportunity to realize gains as well as limiting its exposure to losses. The Portfolio could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur costs, including commissions and premiums, in connection with these transactions and these transactions could significantly increase the Portfolio's turnover rate.


The Portfolio may purchase and sell put and call options on securities, currencies, indices of securities and futures contracts, or purchase and sell futures contracts for the purposes described herein.



The Commodity Exchange Act prohibits U.S. persons, such as the Portfolio, from buying or selling certain foreign futures contracts or options on such contracts. Accordingly, the Portfolio will not engage in foreign futures or options transactions unless the contracts in question may lawfully be purchased and sold by U.S. persons in accordance with applicable Commodity Futures Trading Commission ('CFTC') regulations or CFTC staff advisories, interpretations and no action letters.



In addition, in order to assure that the Portfolio will not be considered a 'commodity pool' for purposes of CFTC rules, the Portfolio will enter into transactions in futures contracts or options on futures contracts only if (1) such transactions constitute bona fide hedging transactions, as defined under CFTC rules, or (2) no more than 5% of the Portfolio's net assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.


OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, currencies, indices of securities, indices of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. American style options may be exercised on any day up to their expiration date. European style options may be exercised only on their expiration date.

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The buyer of a typical put option can  expect to realize a gain if the price  of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option and related transaction costs if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, however, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decrease. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.


The writer of a U.S. exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin if and as the position becomes unprofitable.


OPTIONS ON INDICES. The Portfolio is permitted to enter into options transactions and may purchase and sell put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified

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
quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out before then. There is no assurance, however, that a liquid market will exist when a Portfolio wishes to close out a particular position.


When the Portfolio purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Purchasing futures contracts may tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly, as discussed above. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts on securities similar to those held by the Portfolio, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that these standardized instruments will not exactly match the Portfolio's current or anticipated investments. The Portfolio may invest in futures contracts and options thereon based on currencies or on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments. The Portfolio may also enter into transactions in futures contracts and options for non-hedging purposes, as discussed above.


The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit 'initial margin' with the Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ('FCM'). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional 'variation margin' payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid, high-grade debt securities in connection with its use of options and futures contracts to the extent required by the SEC. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see 'Investment Objectives and Policies' in the SAI.

INVESTMENT RESTRICTIONS


The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the SAI, except as noted, are deemed fundamental policies, i.e., they may be changed only by the 'vote of a majority of the outstanding voting securities' (as defined in the Investment
Company Act of 1940 (the '1940 Act')) of the Fund and the Portfolio, respectively. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio), and the Fund may retain an investment adviser to manage the Fund's

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
assets in accordance with the investment policies and restrictions set forth below. References below to the Fund's investment restrictions also include the Portfolio's investment restrictions.

As a diversified investment company, 75% of the Fund's total assets are subject to the following fundamental limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities; and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer.

The Fund may not: (i) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Fund's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) enter into reverse repurchase agreements or other permitted borrowings that constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the value of the Fund's assets; or (iii) borrow money, except from banks for extraordinary or emergency purposes, or mortgage, pledge or hypothecate any assets except in connection with any such borrowings or permitted reverse repurchase agreements in amounts up to one-third of the value of the Fund's assets at the time of such borrowing or purchase securities while borrowings and other senior securities exceed 5% of its total assets. For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see 'Investment Restrictions' in the SAI.

MANAGEMENT

DIRECTORS AND TRUSTEES. Pursuant to the Declaration of Trust, the Trustees establish the Portfolio's general policies, are responsible for the overall management of the Trust and review the actions of the Adviser, Sub-Adviser, Administrator and other service providers. Similarly, the Directors set the Company's general policies, are responsible for the overall management of the Company and review the performance of its service providers. Additional information about the Company's Board of Directors and officers appears in the SAI under the heading 'Directors and Trustees'. The Trustees are also Directors of the Company, which raises certain conflicts of interest. The Company and the Trust have adopted written procedures reasonably appropriate to deal with these conflicts should they arise. The officers of the Company are also employees of Signature or its affiliates.


ADVISER AND FUNDS SERVICES AGENT. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of the Branch as investment adviser and UBSII as investment sub-adviser. The Branch, which operates out of offices located at 299 Park Avenue, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States. UBSII, with principal offices at Triton Court, 14 Finsbury Square, London, England, EC2A 1PD, is a corporation organized under the laws of the United Kingdom.



The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Chicago, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank through its offices and subsidiaries (including UBSII) engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At June 30, 1995, the Bank (including its consolidated subsidiaries) had total assets of $307.4 billion (unaudited) and equity capital and reserves of $19.7 billion (unaudited).



The Advisers provide investment advice and portfolio management to the Portfolio. Subject to the supervision of the Trustees and the Adviser, the Sub-Adviser makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. See 'Investment Adviser and Funds Services Agent' in the SAI.

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In  addition to the above-listed investment  advisory services, the Adviser also provides the Fund and the Portfolio with certain related administrative services. Subject to the supervision of the Board and Trustees, respectively, the Adviser is responsible for: establishing performance standards for the third-party service providers of the Fund and Portfolio and overseeing and evaluating the performance of such entities; providing and presenting quarterly
management   reports  to  the  Directors   and  the  Trustees;  supervising  the
preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund.



The Branch provides its administrative services to the Fund pursuant to a Funds Services Agreement between the Branch and the Company. The Branch does not receive a fee from the Company or the Fund pursuant to the terms of the Funds Services Agreement.



Under the Trust's Investment Advisory Agreement, the Portfolio pays the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.85% of the Portfolio's average net assets. The Branch has voluntarily agreed to waive its fees and reimburse the Fund for any of its direct and indirect expenses to the extent that the Fund's total operating expenses exceed, on an annual basis, 1.40% of the Fund's average daily net assets. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' notice to the Fund. See 'Expenses'.



SUB-ADVISER. The Sub-Adviser uses a sophisticated, disciplined, collaborative process for managing all asset classes. Robin Apps is primarily responsible for the day-to-day management and implementation of the Sub-Adviser's process for the Portfolio. Mr. Apps has been a Senior Vice President of the Sub-Adviser since 1987, and is responsible for researching investment opportunities in the Far East and Europe. Mr. Apps has not previously managed the investments of a mutual fund. Mr. Apps received a bachelors degree from Birmingham University and has fourteen years of investment experience. Mr. Apps is also qualified as an actuary. Neither the Branch nor UBSII has previously advised a mutual fund. This could be viewed as a risk of investing in this Fund.


Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser has agreed to pay the Sub-Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.75% of the Portfolio's first $20 million of average net assets, plus 0.50% of the next $30 million of average net assets, plus 0.40% of the Portfolio's average net assets in excess of $50 million. The Adviser is solely responsible for paying the Sub-Adviser this fee.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE BRANCH OR ANY OTHER BANK.


ADMINISTRATORS. Under Administrative Service Agreements with the Company and the Trust, Signature and Signature-Cayman serve as the Administrators of the Fund and the Portfolio, respectively (in such capacities, the 'Administrators'). In these capacities, Signature and Signature-Cayman administer all aspects of the Fund's and the Portfolio's day-to-day operations, subject to the supervision of the Adviser and the Board and Trustees, respectively, except as set forth under 'Adviser and Funds Services Agent', 'Distributor', 'Custodian' and 'Shareholder Services'. The Administrators: (i) furnish general office facilities and ordinary clerical and related services for day-to-day operations including recordkeeping responsibilities; (ii) take responsibility for compliance with all applicable federal and state securities and other regulatory requirements; and
(iii) perform administrative and managerial oversight of the activities of the custodian, transfer agent and other agents or independent contractors of the Fund and the Portfolio. Signature is also responsible for monitoring the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the 'Code').


Under the Company's Administrative Services Agreement, the Fund has agreed to pay Signature a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the Fund's first $100 million of average net assets plus 0.025% of the next $100 million of average net assets. Signature does not receive a fee from the Fund on average net assets in excess of $200 million.

Under the Trust's Administrative Services Agreement, the Portfolio has agreed to pay Signature-Cayman a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average net assets.

DISTRIBUTOR. Under the Distribution Agreement, Signature, located at 6 St. James Avenue, Boston, MA 02116, serves as the distributor of Fund shares (in such capacity, the 'Distributor'). The Distributor is a

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
wholly-owned direct subsidiary of Signature Financial Group, Inc. and is a registered broker-dealer. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement.


CUSTODIAN. Investors Bank & Trust Company, whose principal offices are located at 89 South Street, Boston, Massachusetts 02111, serves as the custodian and transfer and dividend disbursing agent for the Portfolio and the Fund. See 'Custodian' in the SAI. The Custodian also maintains offices at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X1C8.


SHAREHOLDER SERVICES


The Company has entered into a Shareholder Servicing Agreement with the Branch under which the Branch provides shareholder services to Fund shareholders, which include coordinating shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to the Fund, and responding to shareholder inquiries. The Company has agreed to pay the Branch for these services at an annual rate of 0.25% of the average daily net assets of the Fund. Under the terms of the Shareholder Servicing Agreement, the Branch may delegate one or more of its responsibilities to other entities at its expense.


EXPENSES


In addition  to  the  fees  of  the  Branch,  Signature-Cayman,  Signature,  and
Investors Bank & Trust Company, the Fund will be responsible for, or will indirectly bear through its interest in the Portfolio, other expenses including brokerage costs and litigation and extraordinary expenses. The Adviser has agreed to waive fees as necessary, if, in any fiscal year, the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million. The Adviser has also voluntarily agreed to limit the total operating expenses of the Fund, excluding extraordinary expenses, to an annual rate of 1.40% of the Fund's average daily net assets. The Adviser may modify or discontinue this voluntary expense limitation at any time in the future with 30 days' notice to the Fund.


The Fund and the Portfolio may allocate brokerage transactions to their affiliates and the Advisers' affiliates. Brokerage transactions may be allocated to these affiliates only if the commissions received by such affiliates are fair and reasonable when compared to the commissions paid to unaffiliated brokers in connection with comparable transactions. See 'Portfolio Transactions' in the SAI.

PURCHASE OF SHARES

GENERAL INFORMATION ON PURCHASES. Investors may purchase Fund shares only through the Distributor. All purchase orders must be accepted by the Distributor. The Company also reserves the right to determine the purchase orders that it will accept and it reserves the right to cease offering its shares at any time. The shares of the Fund may be purchased only in those states where they may be lawfully sold.


The business days of the Fund and the Portfolio are the days the New York Stock Exchange (the 'NYSE') is open for regular trading.



The shares of the Fund are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt and acceptance of a purchase order by the Distributor. The Fund calculates its net asset value at the close of business. See 'Net Asset Value'. The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of the Company. The minimum subsequent investment in the Fund for all investors is $5,000. The minimum initial investment for employees of the Bank or its affiliates is $5,000. The minimum subsequent is $1,000. These minimum investment requirements may be waived for certain retirement plans or accounts for the benefit of minors. For purposes of the minimum investment requirements, the Fund may aggregate investments by related shareholders. Investors will receive the number of full and fractional shares of the Fund equal to the dollar amount of their subscription divided

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
by the net asset value per share of the Fund as next determined on the day that the investor's subscription is accepted. See 'Purchase of Shares' in the SAI.


Purchase orders in proper form received by the Distributor prior to 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier, are effective and executed at the net asset value next determined that day. Purchase orders received after 4:00 p.m. New York time or the close of the NYSE, whichever is earlier, will be executed at the net asset value determined on the next business day. Investors become record shareholders of the Fund on the day they place their subscription order, provided it is received by the Distributor before 4:00 p.m. As record shareholders, investors are entitled to earn dividends.


Fund shares may be purchased in the following methods:

BRANCH CLIENTS: Private Bank Clients of the Branch should request a Branch representative to assist them in placing a purchase order with the Distributor.

THROUGH THE DISTRIBUTOR: Shareholders who do not currently maintain a private banking relationship with the Branch may purchase shares of the Fund directly from the Distributor by wire transfer or mail.

The Transfer Agent will maintain the accounts for all shareholders who purchase Fund shares directly through the Distributor. For account balance information and shareholder services, such shareholders should contact the Transfer Agent at
(800) [             ]  or in writing  at UBS Private  Investor Funds, Inc.,  c/o
Investors Bank and Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

By wire: Purchases may be made by federal funds wire. To place a purchase order with the Fund, the shareholder must telephone the Transfer Agent at (800)
[          ] for specific instructions.

Subject to the minimum purchase requirements discussed above, shares purchased by federal funds wire will be effected at the net asset value per share next determined after acceptance of the order.

A completed account application must promptly follow any wire order for an initial purchase. No account application is required for subsequent purchases. Completed account applications should be mailed or sent via facsimile. Shareholders should contact the Transfer Agent for further instructions regarding account applications.

By mail: Subject to the minimum purchase requirements discussed above, shareholders may purchase shares of the Fund through the Distributor by completing an account application and mailing it, together with a check payable to 'UBS Private Investor Funds, Inc.', to: UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

Account applications are not required for subsequent purchases; however, the shareholder's account number must be clearly marked on the check to ensure proper credit. Subsequent purchases may also be made by mailing a check together with the detachable purchase order that accompanies transaction confirmations.

Checks are subject to collection at full value. For shares purchased by check, dividend payments and redemption proceeds, if any, will be delayed until such funds are collected, which may take up to 15 days from the date of purchase.

REDEMPTION OF SHARES

GENERAL INFORMATION ON REDEMPTIONS. A shareholder may redeem all or any number of the shares registered in its name at any time at the net asset value next determined after a redemption request in proper form is received by the Distributor. The Fund calculates its net asset value at the close of business. See 'Net Asset Value'.

A redemption order will be effected provided the Distributor receives such an order prior to 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier. The redemption of Fund shares is effective and is executed at the net asset value next determined that day. Redemption orders received after 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier, will be executed at the net asset value determined on the next business day. Proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the account designated by the redeeming shareholder or mailed to the shareholder's address of record, in accordance with the shareholder's instructions.

Shareholders will not be recordholders for dividend purposes on the day that they redeem Fund shares.

Fund shares may be redeemed in the following methods:

BRANCH CLIENTS: Shareholders who are Private Bank Clients of the Branch should request a Branch representative to assist them in placing a redemption order.

THROUGH THE DISTRIBUTOR: Shareholders who are not Branch clients may redeem Fund shares by telephone or mail.


By telephone: Telephone redemptions may be made by calling the Transfer Agent at
(800)  [          ]. Redemption orders will be accepted until 4:00 p.m. New York time or  the  close  of regular  trading  on  the NYSE,  whichever  is  earlier.
Telephone redemption requests are limited to those shareholders who have previously elected this service. Such shareholders risk possible loss of principal and income in the event of a telephone redemption not authorized by them. The Fund and the Transfer Agent will employ reasonable procedures to verify that telephone redemption instructions are genuine and will require that shareholders electing such an option provide a form of personal identification. The failure by the Fund or the Transfer Agent to employ such procedures may cause the Fund or the Transfer Agent to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days' notice to shareholders.


By mail: Redemption requests may also be mailed to the Transfer Agent, identifying the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed in exactly the same manner as the account is registered (e.g., if there is more than one owner of the shares, all must sign). In all cases, all signatures on a redemption request must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's standards and procedures; if the guarantor institution belongs to one of the Medallion Signature programs, it must use the specific 'Medallion Guaranteed' stamp (guarantees by notaries public are not acceptable). Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request. The redemption request in proper form should be sent to UBS Private Investor Funds, Inc., c/o Investors Bank and Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

MANDATORY REDEMPTION. If the value of a shareholder's holdings in the Fund falls below $10,000 because of a redemption of shares, the shareholder's remaining shares may be redeemed 60 days after written notice unless the account is increased to $10,000 or more. For example, a shareholder whose initial and only investment is $10,000 may be subject to mandatory redemption resulting from any redemption that causes his or her investment to fall below $10,000.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions may not be processed unless the redemption request is submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under 'Taxes' below, the Fund may be required to impose 'back-up' withholding of federal income tax on dividends, distributions and redemptions when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check to the Distributor for the purchase of Fund shares and shares are purchased with funds made available by the Distributor before the check has cleared, the transmittal of redemption proceeds from the sale of those shares will not occur until the check used to purchase such shares has cleared, which may take up to 15 days. Redemption delays may be avoided by purchasing shares by federal funds wire.

The right of redemption may be suspended or the date of payment postponed for such periods as the 1940 Act or the SEC may permit. See 'Redemption of Shares' in the SAI.

EXCHANGE OF SHARES


An investor may exchange Fund shares for shares of any other series of the Company, without charge. An exchange may be made so long as after the exchange the investor has shares, in each series in which it remains an investor, with a value equal to or greater than each such series' minimum investment amount. See 'Purchase of Shares' in the prospectuses of the other Company series for the minimum investment amounts for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See 'Purchase of Shares' and 'Redemption of Shares' in this Prospectus and in the prospectuses of the other Company series. See also 'Additional Information' below for an explanation of the telephone exchange policy.


Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

RETIREMENT PLANS

The Fund has available a form of Individual Retirement Account ('IRA') for investment in Fund shares. Subject to certain restrictions imposed by applicable tax laws, self-employed individuals may purchase shares of the Fund through tax-deductible contributions to existing retirement plans known as Self-Employed Retirement Plans ('SERPs'). Fund shares may also be a suitable investment for '401(k) Plans' which subject to certain restrictions allow their participants to invest in qualified pension plans on a tax-deferred basis. The Fund does not currently act as sponsor to such plans.

The minimum initial investment for all such retirement plans is $2,000. The minimum for all subsequent investments is $500.


Under the Code, individuals may make IRA contributions of up to $2,000 annually, which may be, depending on the contributor's participation in an employer-sponsored plan and income level, wholly or partly tax-deductible. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a combined maximum of $2,250 annually to one or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse.


Investors should be aware that they may be subject to penalties or additional taxes on contributions to or withdrawals from IRAs or other retirement plans under certain circumstances. Prior to a withdrawal, shareholders may be required to certify as to their age and awareness of such restrictions in writing. Branch clients desiring information concerning investments through IRAs or other retirement plans should contact their Bank representative. Non-Branch clients
may obtain such information by calling the Transfer Agent at (800) [          ].

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income, if any, are declared and paid annually. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund.


Substantially all of the Fund's realized net capital gains, if any, will be declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund. Declared dividends and distributions are payable on the payment date to shareholders of record on the record date.


Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected, in writing, to have them paid in cash. Dividends and distributions to be paid in cash are credited to the account designated by the shareholder or sent by check to the shareholder's address of record, in accordance with the shareholder's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

The Fund's net asset value per share equals the value of the Fund's total assets (i.e., the value of its investment in the Portfolio plus its other assets) less the amount of its liabilities, divided by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to the service providers of the Fund and the Portfolio, are accrued daily. Securities for which market quotations are readily available are valued at market value. All other securities will be valued at 'fair value.' See 'Net Asset Value' in the SAI for information on the valuation of the Portfolio's assets and liabilities.

The Fund computes its net asset value once daily at the close of business on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the following legal holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund expects to close for purchases and redemptions at the same time.

Many of the securities held by the Portfolio will consist of securities primarily listed on foreign exchanges, and these securities may trade on days when the Fund's net asset value is not calculated. Consequently, the value of these securities may be significantly affected on days when an investor will be unable to redeem its shares.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.

UBS Private Investor Funds, Inc., a Maryland corporation incorporated on November 16, 1995, is an open-end management investment company registered under the 1940 Act and organized as a series fund. The Company has no prior history. The Company is currently authorized to issue shares in four series: The UBS Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS International Equity Fund Series; and The UBS U.S. Equity Fund Series. Each outstanding share of the Company will have a pro rata interest in the assets of its series, but it will have no interest in the assets of any other Company series. Only shares of UBS International Equity Fund Series are offered through this Prospectus.


Shareholder inquiries by clients of the Branch should be directed to the Branch, while other shareholders should address their inquiries to the Transfer Agent.



Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable when issued by the Company. The Company does not intend to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by its Articles of Incorporation or the 1940 Act. For further organizational information, including certain shareholder rights, see 'Organization' in the SAI.


UBS INVESTOR PORTFOLIOS TRUST


UBS Investor Portfolios Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests divided into one or more subtrusts or series. To date, three series have been authorized, of which UBS International Equity Portfolio is one.


The Declaration of Trust provides that no Trustee, shareholder, officer, employee, or agent of the Trust shall be held to any personal liability, nor shall resort be had to such person's private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Portfolio, but that only the Trust property shall be liable.

The Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all the obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investment in the Portfolio.

The Company expects that, immediately prior to the initial public offering of its shares, the sole holder of its capital stock will be Signature.

TAXES

The Company intends that the Fund will qualify as a separate regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund will not be subject to federal income taxes if at least 90% of its net investment income and net short-term capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio generally should not be subject to tax. The status of the Fund as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to Fund shareholders as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether received in the form of cash or reinvested in additional shares. Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are received in the form of cash or reinvested in additional shares. Annual statements as to the current federal tax status of distributions will be mailed to shareholders after the end of the taxable year for the Fund. Distributions to corporate shareholders of the Fund will not qualify for the dividends-received deduction because the income of the Fund will not consist of dividends paid by United States corporations.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund.
Furthermore, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The Portfolio is subject to foreign withholding taxes with respect to income received from sources within certain foreign countries. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat its proportionate share of foreign income taxes paid by the Portfolio as paid directly by the Fund's shareholders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year that it makes the election of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income its proportionate share of the amount of foreign income taxes paid by the Portfolio and will be entitled to claim either a credit (which is subject to certain limitations), or, if the shareholder itemizes deductions, a deduction for its share of the foreign income taxes in computing its federal income tax liability. No deduction will be permitted to individuals in computing their alternative minimum tax liability.

If the Portfolio or the Fund purchases shares in certain foreign investment entities, referred to as 'passive foreign investment companies,' the Fund may be subject to U.S. Federal income tax, and an additional charge in the nature of interest, on a portion of any 'excess distribution' from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders. If the Fund were able and elected to treat a passive foreign investment company as a 'qualified electing fund,' in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirement set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund.

Distributions of net investment income or net long-term capital gains will have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

This discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See 'Taxes' in the SAI.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders. Shareholders should be aware that, under applicable regulations, the Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.

ADDITIONAL INFORMATION

The Fund will send its shareholders annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption and monthly statements reflecting all account activity, including dividends and any distributions whether reinvested in additional shares or paid in cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Company, the Branch, the Transfer Agent or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Company and its service providers will employ reasonable procedures, including requiring investors to give a form of personal identification and tape recording of telephonic instructions, to confirm that telephonic instructions by investors are genuine; if it does not, it or the service provider may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indices, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Average, the Frank Russell Indices, the EAFE Index, the Financial Times World Stock Index and other industry publications.

The Fund may advertise 'total return'. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all Fund distributions and dividends were reinvested on the reinvestment dates and less all recurring fees during the period and assuming the redemption of such investment at the end of each period. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by clients of the Branch by calling the Branch, while other shareholders may address their inquiries to the Transfer Agent.

________________________________________________________________________________

INVESTMENT ADVISER OF THE PORTFOLIO

  Union Bank of Switzerland,
  New York Branch
  299 Park Avenue
  New York, New York 10171
  (212) 821-3000

ADMINISTRATOR AND DISTRIBUTOR

  Signature Broker-Dealer Services, Inc.
  6 St. James Avenue
  Boston, Massachusetts 02116

CUSTODIAN AND TRANSFER AGENT

  Investors Bank & Trust Company
  89 South Street
  Boston, Massachusetts 02111

                 ------------------

                  TABLE OF CONTENTS


                                                                                                                Page
                                                                                                                ----
Investors for Whom the Fund is Designed......................................................................     2
Master-Feeder Structure......................................................................................     4
Investment Objective and Policies............................................................................     5
Additional Investment Information and Risk Factors...........................................................     6
Options......................................................................................................    10
Futures Contracts............................................................................................    11
Investment Restrictions......................................................................................    12
Management...................................................................................................    13
Shareholder Services.........................................................................................    15
Expenses.....................................................................................................    15
Purchase of Shares...........................................................................................    15
Redemption of Shares.........................................................................................    16
Exchange of Shares...........................................................................................    18
Retirement Plans.............................................................................................    18
Dividends and Distributions..................................................................................    18
Net Asset Value..............................................................................................    19
Organization.................................................................................................    19
Taxes........................................................................................................    20
Additional Information.......................................................................................    21


                                  UBS PRIVATE
                                INVESTOR FUNDS,
                                      INC.

                         UBS INTERNATIONAL EQUITY FUND

                             ---------------------
                                   PROSPECTUS
                             ---------------------

                                            , 1996

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUND SHARES MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION MAY NOT LAWFULLY BE MADE.

________________________________________________________________________________

                        UBS PRIVATE INVESTOR FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                                 UBS BOND FUND
                              UBS U.S. EQUITY FUND
                         UBS INTERNATIONAL EQUITY FUND

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND SHOULD BE READ
IN  CONJUNCTION WITH THE PROSPECTUSES DATED [                    ], 1996 (EACH A
'PROSPECTUS' AND TOGETHER, THE 'PROSPECTUSES'), FOR THE FUNDS LISTED ABOVE, AS THEY MAY BE SUPPLEMENTED FROM TIME TO TIME. COPIES OF THE PROSPECTUSES MAY BE OBTAINED WITHOUT CHARGE FROM SIGNATURE BROKER-DEALER SERVICES, INC. AT THE ADDRESS AND PHONE NUMBER SET FORTH HEREIN.

                               TABLE OF CONTENTS


                                                                                                       PAGE
                                                                                                      ------
GENERAL............................................................................................    SAI-1
INVESTMENT OBJECTIVES AND POLICIES.................................................................    SAI-1
INVESTMENT RESTRICTIONS............................................................................    SAI-9
DIRECTORS AND TRUSTEES.............................................................................   SAI-12
INVESTMENT ADVISER AND FUNDS SERVICES AGENT........................................................   SAI-14
ADMINISTRATORS.....................................................................................   SAI-16
DISTRIBUTOR........................................................................................   SAI-17
CUSTODIAN..........................................................................................   SAI-17
SHAREHOLDER SERVICES...............................................................................   SAI-17
INDEPENDENT ACCOUNTANTS............................................................................   SAI-18
EXPENSES...........................................................................................   SAI-18
PURCHASE OF SHARES.................................................................................   SAI-18
REDEMPTION OF SHARES...............................................................................   SAI-19
EXCHANGE OF SHARES.................................................................................   SAI-19
DIVIDENDS AND DISTRIBUTIONS........................................................................   SAI-19
NET ASSET VALUE....................................................................................   SAI-20
PERFORMANCE DATA...................................................................................   SAI-21
PORTFOLIO TRANSACTIONS.............................................................................   SAI-21
ORGANIZATION.......................................................................................   SAI-23
TAXES..............................................................................................   SAI-24
ADDITIONAL INFORMATION.............................................................................   SAI-26
FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS.........................................      F-1

GENERAL

     UBS Private Investor Funds, Inc. (the 'Company') is an open-end management investment company organized as a series fund. The Company is currently authorized to issue shares in four series, three of which are described in this Statement of Additional Information ('SAI'). These three series (each a 'Fund' and collectively, the 'Funds') consist of: UBS Bond Fund; UBS International Equity Fund; and UBS U.S. Equity Fund. The Company, a Maryland corporation, was organized on November 16, 1995. The Company's executive offices are located at 6 St. James Avenue, Boston, Massachusetts 02116.

     This SAI describes the investment objectives and policies, management and operations of each Fund to enable investors to determine if the Funds suit their investment needs. Each Fund employs a two-tier master-feeder structure. As more fully described herein, each Fund invests substantially all of its assets in a corresponding series of a separate trust having the same investment objective as that Fund. Each Trust series will in turn directly invest in securities consistent with its investment objective. See 'Master-Feeder Structure' in the Prospectus.


     UBS Investor Portfolios Trust, an unincorporated business trust formed under New York law (the 'Trust'), was organized on February 9, 1996, and is an open-end management investment company. The Declaration of Trust permits the Board of Trustees of the Trust (the 'Trustees') to issue interests in one or more subtrusts or 'series' (each a 'Portfolio' and collectively, the 'Portfolios'). To date, the Trust has established three Portfolios: UBS Bond Portfolio; UBS U.S. Equity Portfolio; and UBS International Equity Portfolio. UBS Bond Fund invests in UBS Bond Portfolio; UBS U.S. Equity Fund invests in UBS U.S. Equity Portfolio; and UBS International Equity Fund invests in UBS International Equity Portfolio. Where appropriate, references to a Fund refer to that Fund acting through its corresponding Portfolio.


     This SAI provides additional information with respect to each Fund, and should be read in conjunction with that Fund's current Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

     UBS BOND FUND (the 'Bond Fund') is designed for investors seeking a higher total return from a portfolio of debt securities issued by foreign and domestic companies than that generally available from a portfolio of short-term obligations in exchange for some risk of capital. Although the net asset value of the Bond Fund will fluctuate, it attempts to conserve the value of its investments to the extent consistent with its objective. The Bond Fund attempts to achieve its objective by investing all of its investable assets in UBS Bond Portfolio (the 'Bond Portfolio'), a series of the Trust having the same investment objective as the Bond Fund. The Bond Portfolio attempts to achieve its investment objective by investing primarily in the corporate and government debt obligations and related securities described in the Prospectus and this SAI.


     UBS U.S. EQUITY FUND (the 'U.S. Equity Fund') is designed for investors seeking long-term capital appreciation and the potential for a high level of current income with lower investment risk and volatility than is normally available from common stock funds. The U.S. Equity Fund attempts to achieve its investment objective by investing all of its investable assets in UBS U.S. Equity Portfolio (the 'U.S. Equity Portfolio'), a series of the Trust having the same investment objective as the U.S. Equity Fund.


     Under normal circumstances, at least 80% of the U.S. Equity Portfolio's assets will be invested in income-producing domestic equity securities, including dividend-paying common stocks and securities that are convertible into common stocks. The U.S. Equity Portfolio's primary investments are the common stocks of established, high-quality U.S. corporations.

     UBS INTERNATIONAL EQUITY FUND (the 'International Equity Fund') is designed for investors who want to participate in the risks and returns associated with investing in equity securities issued by foreign corporations. The International Equity Fund attempts to achieve its investment objective by investing all its investable assets in UBS International Equity Portfolio (the 'International Equity Portfolio'), a series of the Trust having the same investment objective as the International Equity Fund.

                                     SAI-1


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
     The International Equity Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of foreign corporations, consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights and convertible securities. Under normal circumstances, the International Equity Portfolio expects to invest at least 65% of its total assets in such securities. It does not intend to invest in U.S. securities (other than short-term instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

MONEY MARKET INSTRUMENTS

     As discussed in the Prospectus, each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased appears below. See 'Quality and Diversification Requirements'.

     U.S. TREASURY SECURITIES. Each Fund may invest in direct obligations of the U.S. Treasury, including Treasury Bills, Notes and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the 'full faith and credit' of the United States. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and the obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank.

     BANK OBLIGATIONS. Each Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets (the 'Asset Limitation') and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Asset Limitation is not applicable to the International Equity Fund. See 'Foreign Investments'. No Fund will invest in obligations for which the Adviser, defined below (or the Sub-Adviser, defined below, in the case of the International Equity Fund), or any of its affiliated persons, is the ultimate obligor or accepting bank. Each Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World
Bank).

     COMMERCIAL PAPER. Each Fund may invest in commercial paper, including Master Demand obligations. Master Demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master Demand obligations are governed by agreements between the issuer and Union Bank of Switzerland (the 'Bank'), New York Branch (the 'Branch' or the 'Adviser'), and UBS International Investment London Limited ('UBSII' or the 'Sub-Adviser') in the case of the International Equity Fund, acting as agent, for no additional fee, in its capacity as investment (sub)adviser to the Portfolios and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the (Sub-)Adviser, or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The (Sub-)Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The

                                     SAI-2


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
borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Because these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on Master Demand obligations is subject to change. Repayment of a Master Demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the (Sub-)Adviser. Because Master Demand obligations typically are not rated by credit rating agencies, the Portfolios may invest in such unrated obligations only if at the time of an investment the obligation is determined by the (Sub-)Adviser to have a credit quality which satisfies a Portfolio's quality restrictions. See 'Quality and Diversification Requirements'. Although there is no secondary market for Master Demand obligations, such obligations are considered to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in Master Demand obligations.

     REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than thirteen months. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolios will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolios in each agreement plus accrued interest, and the Portfolios will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, a Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of proceeds upon disposition of the collateral by the Portfolio may be delayed or limited.

CORPORATE BONDS AND OTHER DEBT SECURITIES

     Each Portfolio may invest in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this SAI.

     As discussed in the Prospectus, the Bond Portfolio may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objectives and policies. A description of these investments appears in the Prospectus and below. See 'Quality and Diversification Requirements'. For information on short-term investments in these securities, see 'Money Market Instruments'.

     ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by or payable from, a stream of payments generated by particular assets such as mortgages, motor vehicles or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. These risks include the prepayment of the debtor's obligation and the creditor's limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted,

                                     SAI-3


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
holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

EQUITY INVESTMENTS

     As discussed in the Prospectus, the U.S. Equity and International Equity Portfolios invest primarily in equity securities consisting of common stocks and other securities with equity characteristics. The securities in which these Portfolios invest include those listed on domestic and foreign securities exchanges or traded on over-the-counter markets as well as certain restricted or unlisted securities. A discussion of the various types of equity investments that may be purchased by these Portfolios appears in the Prospectus and below. See 'Quality and Diversification Requirements'.

     EQUITY SECURITIES. The common stocks in which these Portfolios may invest include the common stocks of any class or series of corporations or any similar equity interests such as trust or partnership interests. The Portfolios' equity investments include preferred stocks, warrants, rights and convertible securities. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

     The convertible securities in which the Portfolios may invest include debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     The terms of a convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, but are senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors, but are senior to the claims of common stockholders.

FOREIGN INVESTMENTS

     The   International  Equity  Portfolio  makes  substantial  investments  in companies based in foreign countries. The Bond Portfolio may also invest in certain foreign securities. The Bond Portfolio does not expect to invest more than 25% of its total assets at the time of purchase in securities of foreign issuers. Foreign investments may be made directly in the securities of foreign issuers or in the form of American Depositary Receipts ('ADRs') or European Depositary Receipts ('EDRs'). Generally, ADRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or European, in the case of EDRs, securities markets.

     Because investments in foreign securities may involve foreign currencies, the value of the International Equity and Bond Portfolios' assets as measured in U.S. dollars may be affected, favorably or unfavorably, by changes in currency rates and in exchange control regulations, including currency blockage. The Bond and International Equity Portfolios may enter into foreign currency exchange transactions in connection with the settlement of foreign securities transactions or to manage their currency exposure related to foreign investments. The Portfolios will not enter into such transactions for speculative purposes. For a description of the risks associated with investing in foreign securities, see 'Additional Investment Information and Risk Factors' in the Prospectus.

ADDITIONAL INVESTMENTS

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement

                                     SAI-4
date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value of such securities each day in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other high-grade, liquid securities, in an amount at least equal to the value of such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of that Portfolio's total assets, less liabilities (excluding the obligations created by when-issued commitments).

     INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each Fund to the extent that such purchases are consistent with that entity's investment objectives and restrictions and are permitted under the Investment Company Act of 1940, as amended (the '1940 Act'). The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, provided, however, that a Fund may invest all of its investable assets in an open-end investment company having the same investment objective as that Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that such a Fund would bear in connection with its own operations.


     REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, reverse repurchase agreements are considered borrowings by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Portfolios will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the repurchase agreement. The Portfolios will not invest the proceeds of a reverse repurchase agreement for a period that exceeds the term of the reverse repurchase agreement. The limitations on each Portfolio's use of reverse repurchase agreements are discussed under 'Investment Restrictions' below. Each Portfolio will establish and maintain with the Custodian a separate account with a portfolio of securities in an amount at least equal to its obligations under its reverse repurchase agreements.


     MORTGAGE DOLLAR ROLL TRANSACTIONS. The Bond Portfolio may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with its Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

                                     SAI-5


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
     SECURITIES LENDING. Each Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally three business days after notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolios may pay reasonable finder's and custodial fees in connection with a loan. In addition, the Portfolios will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Portfolios will not make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee, or affiliate or placement agent of the Company, the Trust, or to the Adviser, Sub-Adviser, Administrator or Distributor or any affiliate thereof, unless otherwise permitted by applicable law.

     PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Portfolios may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

     As to illiquid investments, a Portfolio is subject to a risk that it might not be able to sell such securities at a price that the Portfolio deems respective of their value. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the 'Securities Act'), before it may be resold, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time the Portfolio decides to sell and the time the Portfolio is permitted to sell under an effective registration statement. If, during such a period, adverse market conditions develop, the Portfolio might obtain a less favorable price than that which prevailed when it decided to sell. When the Portfolios value these securities, they will take into account the illiquid nature of these instruments.

QUALITY AND DIVERSIFICATION REQUIREMENTS

     Each Portfolio intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the Portfolio's assets are subject to the following fundamental limitations: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the 25% of a Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline. See 'Investment Restrictions'.

     BOND PORTFOLIO. The Bond Portfolio invests principally in a diversified portfolio of 'high grade' and 'investment grade' securities. Investment grade debt is rated, on the date of investment, within the four highest ratings of Moody's Investors Service, Inc. ('Moody's'), currently Aaa, Aa, A and Baa, or of Standard & Poor's Corporation ('Standard & Poor's'), currently AAA, AA, A and BBB. High grade debt is rated, on the date of the investment, within the two highest categories of the above ratings. The Bond Portfolio may also invest up to 5% of its total assets in securities which are 'below investment grade'. Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The Portfolio may invest in debt securities that are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Adviser, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion.

                                     SAI-6


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     U.S. EQUITY  AND  INTERNATIONAL  EQUITY PORTFOLIOS.  The  U.S.  Equity  and
International Equity Portfolios may invest in convertible debt securities for which there are no specific quality requirements. In addition, at the time the Portfolios invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or
Standard  &  Poor's,  the  issuer's  parent  corporation,  if  any,  must   have
outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's* opinion. At the time the Portfolios invest in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Adviser's opinion.

     In determining whether a particular unrated security is a suitable investment, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, the history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

OPTIONS AND FUTURES TRANSACTIONS

     EXCHANGE-TRADED AND OVER-THE-COUNTER OPTIONS. All options purchased or sold by the Portfolios will be exchange traded or will be purchased or sold by securities dealers ('over-the-counter' or 'OTC options') that meet creditworthiness standards approved by the Trustees. Exchange-traded options are obligations of the Options Clearing Corporation. In OTC options, the Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction. To the extent that a Portfolio may trade in foreign options, such options may be effected through local clearing organizations.

     The staff of the SEC has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios are permitted to enter into futures and options transactions and may purchase or sell futures contracts and purchase put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to deliver at a future date a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or financial instrument. Currently, futures contracts are available on various types of fixed-income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indices of fixed income and equity securities.


     Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of 'variation' margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

------------
     * Unless otherwise noted, references to the Adviser in the context of the International Equity Portfolio refer to the Adviser and/or the Sub-Adviser, as appropriate.

                                     SAI-7

     The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on futures contracts and on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder. To the extent a Portfolio may trade in futures and options therein involving foreign securities, such transactions may be effected according to local regulations and business custom.



     COMBINED POSITIONS. The Portfolios may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may, subject to regulations and interpretations of the Commodity Futures Trading Commission, purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not exactly match a Portfolio's current or anticipated investments. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired. See 'Exchange Traded and Over-the-Counter Options' above for a discussion of the liquidity of options not traded on an exchange.

     POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

     ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Portfolios intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to

                                     SAI-8
which a Portfolio can commit assets to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold and will be considered illiquid securities while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

INVESTMENT RESTRICTIONS

     The Funds have adopted the following fundamental and non-fundamental investment restrictions (as defined and distinguished below); to the extent that a fundamental policy and non-fundamental policy apply to a given investment activity or strategy, the more restrictive policy shall govern.

     FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions below have been adopted by the Company's Board of Directors (the 'Board' or the 'Directors') with respect to each Fund and by the Trustees for each corresponding Portfolio. Except where otherwise noted, these investment restrictions are 'fundamental' policies which, under the 1940 Act, may not be changed without the 'vote of a majority of the outstanding voting securities' of the Fund and Portfolio, as applicable, to which they relate. The 'vote of a majority of the outstanding voting securities' under the 1940 Act is the lesser of (a) 67% or more of the voting shares present at a shareholders' meeting if the holders of more than 50% of the outstanding voting shares are present or represented by proxy or (b) more than 50% of the outstanding voting shares. The limitations described below apply at the time the securities are purchased by the Fund or Portfolio, as applicable. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Company will hold a meeting of that Fund's shareholders and the Company will cast that Fund's votes in the Portfolio in proportion to the votes cast by that Fund's shareholders. The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include that Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include the corresponding Fund unless the context requires otherwise.

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets (including the amount borrowed), less liabilities (not including the amounts borrowed), or mortgage, pledge, or hypothecate any assets, except in connection with any permitted borrowing or reverse repurchase agreements (see Investment Restrictions No. 7). It will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its net assets; provided, however, that it may increase its interest in an open-end management investment company with the same investment objective and restrictions while such borrowings are outstanding and provided further that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with its hedging activities are not deemed to be a pledge of assets;

2. Purchase the securities of an issuer if, immediately after such purchase, it owns more than 10% of the outstanding voting securities of such issuer; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions. This limitation shall not apply to investments of up to 25% of its total assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities or other obligations of any one such issuer; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and

                                     SAI-9
      restrictions. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to investments of up to 25% of its total assets;

4. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of its total assets; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;


5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or by entering into repurchase agreements or loans of portfolio securities;



6. Purchase or sell real estate, commodities or commodities contracts or options thereon (except for its interest in hedging and certain other activities as described under 'Investment Objective(s) and Policies'), interests in oil, gas, or mineral exploration or development programs (including limited partnerships). In addition, neither the U.S. Equity Portfolio nor the International Equity Portfolio may purchase or sell real estate mortgage loans. The Bond Portfolio, however, may purchase debt obligations secured by interests in real estate or issued by companies that invest in real estate or interests therein including real estate investment trusts ('REITs'); and the International Equity Portfolio and the U.S. Equity Portfolio may purchase the equity securities or commercial paper issued by companies that invest in real estate or interests therein, including REITs;


7. Issue any senior security, except as appropriate to evidence indebtedness that it is permitted to incur pursuant to Investment Restriction No. 1 and except that it may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets (including the amounts borrowed), less liabilities (excluding obligations created by such borrowings and reverse repurchase agreements). Hedging activities as described in 'Investment Objective(s) and Policies' shall not be considered senior securities for purposes hereof; or

8.    Act as an underwriter of securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS -- BOND FUND, U.S. EQUITY FUND AND INTERNATIONAL EQUITY FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Directors and Trustees. These non-fundamental investment policies provide that neither the Funds nor the Portfolios may:

       i. borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Fund's total assets (taken at cost), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its assets;

      ii. pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

      iii. purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

      iv. sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer, and provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities the Fund contemporaneously owns or where the Fund has the right to obtain securities

                                     SAI-10
               equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Fund has no current intention to engage in short selling.);

       v.      invest for the purpose of exercising control or management;

      vi. purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or
               (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless
               (1) the Fund's investment adviser waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Fund incurs no sales charge in connection with that investment;

      vii. invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act;

     viii. invest more than 15% of the Fund's total assets (taken at the greater of cost or market value) in (a) securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Fund's total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

      ix. invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Directors of the Fund to be liquid);

       x. invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Fund, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons own beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

      xi. invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;

      xii. write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the

                                     SAI-11
               call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and


     xiii. buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets; and (d) such activities are permitted by Regulation 4.5 under the Commodity Exchange Act.


     ALL FUNDS. There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment or any other later change.

DIRECTORS AND TRUSTEES

DIRECTORS


     The Company's Board consists of three directors. The Company's Directors are also the Trust's Trustees. The Board is responsible for the overall management of the Fund, including the general supervision and review of its investment activities. The Board, in turn, elects the officers of the Company. Similarly, the Trustees, as such, are responsible for the overall management of the Trust, including the general supervision and review of its investment activities. The officers of the Company hold similar positions with substantially the same responsibilities with the Trust. The addresses and principal occupations of the Company's Director's and officers and the Trust's Trustees and officers are listed below. As of February 1, 1996, the Directors and officers of the Company owned of record, as a group, less than 1% of the outstanding shares of the Company. None of the Company's Directors or officers receives compensation from the Company exceeding $60,000 per fiscal year. None of the Trustees or the Trust's employees receives compensation from the Trust exceeding $60,000 per fiscal year. Every Director who is an 'Interested Person' (within the meaning of the 1940 Act) of the Company is also an 'Interested Person' of the Trust. Similarly, every Director who is not an 'Interested Person' of the Company is not an 'Interested Person' of the Trust.



                                     POSITION
                                     WITH THE
     NAME, ADDRESS AND AGE           COMPANY          PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
--------------------------------   ------------  -----------------------------------------------------------
Dr. Hans-Peter Lochmeier*          Chairman of   UBS  Investor  Portfolios  Trust  (mutual  fund),   Trustee
299 Park Avenue                    the Board     (February   1996-Present);   Union   Bank   of  Switzerland
New York, NY 10171                               (Investment Services Department), Department Head.
Age: 54


                                                  (table continued on next page)

                                     SAI-12

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(table continued from previous page)



                                     POSITION
                                     WITH THE
     NAME, ADDRESS AND AGE           COMPANY          PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
--------------------------------   ------------  -----------------------------------------------------------
Timothy M. Spicer, CPA             Director      UBS Investor  Portfolios  Trust,  Trustee  (February  1996-
299 Park Avenue                                  Present);   Ensemble  Information   Systems  (software  and
New York, NY 10171                               electronic information provider),  Co-Founder, Chairman  of
Age: 46                                          the  Board  and  Chief  Executive  Officer  (1990-Present);
                                                 Amanda Venture  Investors  (AVI)  (a  San  Francisco  based venture  capital  firm),  Managing  Partner (1995-Present);
                                                 CoreLink Resources (provides  mutual fund related  services to  small and medium sized banks), Director (1993-Present);
                                                 Smith & Hawken (mail order supplier of gardening tools  and
                                                 clothing),    Director   and    Chief   Financial   Officer
                                                 (1990-1992);   Concord   Holding   Corporation    (provides
                                                 distribution  and administrative services to mutual funds),
                                                 Director   (1989-1995);    active    in    civic/charitable
                                                 organizations   in  the  San  Francisco,  California  area,
                                                 including Big Brothers/Big Sisters and United Way.
Peter Lawson-Johnston              Director      UBS Investor  Portfolios  Trust,  Trustee  (February  1996-
299 Park Avenue                                  Present); Zemex Corporation (mining), Chairman of the Board
New York, NY 10171                               and Director (1990-Present); McGraw-Hill, Inc.
Age: 69                                          (publishing),  Director  (1990-Present);  National  Review,
                                                 Inc.  (publishing),  Director  (1990-Present);   Guggenheim
                                                 Brothers  (real  estate  --  venture  capital partnership),
                                                 Partner  (1990-Present);   Elgerbar  Corporation   (holding
                                                 company),   President  and   Director  (1990-Present);  The
                                                 Solomon R. Guggenheim Foundation  (operates the Solomon  R.
                                                 Guggenheim  Museum  in New  York  and the  Peggy Guggenheim
                                                 Collection  in   Venice,  Italy),   Chairman  and   Trustee
                                                 (1990-Present);   The  Harry  Frank  Guggenheim  Foundation
                                                 (charitable  organization),  Chairman  of  the  Board   and
                                                 Trustee (1990-Present).
Timothy P. Sullivan                President     UBS  Investor  Portfolios Trust,  Vice  President (February
437 Madison Avenue                               1996-Present); Signature Financial Group, Inc.**  (provides
New York, NY 10022                               distribution  and administrative services to mutual funds),
Age: 34                                          Vice President (1995-Present); Swiss Bank Corporation, Vice
                                                 President/Associate Director  (1992-1995); EquitiLink  USA,
                                                 Inc. (1989-1991).
John R. Elder, CPA                 Treasurer     UBS  Investor Portfolios  Trust, Treasurer  (February 1996-
6 St. James Avenue                               Present); Signature Financial Group, Inc.**, Vice President
Boston, MA 02116                                 (April 1995-Present);  Phoenix Home  Life Mutual  Insurance
Age: 47                                          Company (mutual funds division), Treasurer (1983-1995).
Thomas M. Lenz, Esq.               Secretary     UBS  Investor Portfolios  Trust, Secretary  (February 1996-
6 St. James Avenue                               Present); Signature Financial Group, Inc.**, Vice President
Boston, MA 02116                                 and Associate General Counsel (1989-Present).
Age: 37



------------------------------------
      * 'Interested Person' within the meaning of the 1940 Act.


     **  Signature  Broker-Dealer  Services,   Inc.,  the  Company's   principal
underwriter and administrator, is a wholly owned subsidiary of Signature Financial Group, Inc.


                                     SAI-13

                              COMPENSATION TABLE*



                                                         PENSION OR                            TOTAL COMPENSATION
                                      AGGREGATE      RETIREMENT BENEFITS       ESTIMATED        FROM COMPANY AND
                                     COMPENSATION    ACCRUED AS PART OF     ANNUAL BENEFITS    FUND COMPLEX PAID
     NAME OF PERSON, POSITION        FROM COMPANY       FUND EXPENSES       UPON RETIREMENT       TO DIRECTORS
----------------------------------   ------------    -------------------    ---------------    ------------------
Dr. Lochmeier                                 0               0                    0                       0
Director
Mr. Spicer                             $ 13,000               0                    0                $ 25,000**
Director
Mr. Lawson-Johnston                    $ 13,000               0                    0                $ 25,000**
Director



------------------------------------
      *The Company has not completed its first fiscal year since its organization, and the noted amounts are estimates for the period January 1, 1996 through December 31, 1996. The Directors are also reimbursed for all reasonable expenses incurred during the execution of their duties.



     **The other entity in the Fund Complex is UBS Investor Portfolios Trust.


INVESTMENT ADVISER AND FUNDS SERVICES AGENT


     Pursuant to Investment Advisory Agreements between the Trust and Union Bank of Switzerland, New York Branch, the Branch serves as the Portfolios' investment adviser. Pursuant to a Sub-Advisory Agreement between the Branch and UBS International Investment London Limited, UBSII serves as the sub-adviser to the International Equity Portfolio. The Branch, which operates out of offices located at 299 Park Avenue, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States. UBSII is a wholly-owned [direct/indirect (name all intermediaries through ultimate parent)] subsidiary of the Bank. UBSII was organized under the laws of the United Kingdom on June 19, 1986. (The Adviser and the Sub-Adviser are collectively referred to as the 'Advisers'.) Subject to the supervision of the Trustees, the Adviser, and in the case of the International Equity Portfolio, UBSII, makes the Portfolios' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments and provides certain administrative services.



     The investment advisory services provided by the Advisers to the Portfolios are not exclusive under the terms of the advisory agreements. The Advisers are free to and do render similar investment advisory services to others. The
Advisers serve as investment advisers to personal investors and act as fiduciaries for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisers serve as trustees. The accounts managed or advised by the Advisers have varying investment objectives and the Advisers invest assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisers (or their affiliates) who may also be acting in similar capacities for the Portfolios. See 'Portfolio Transactions'.



     The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Chicago, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank, through its offices and subsidiaries (including UBSII) engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At June 30, 1995, the Bank (including its consolidated subsidiaries) had total assets of $307.4 billion (unaudited) and equity capital and reserves of $19.7 billion (unaudited).



     BOND FUND. The Adviser's fixed income analysts have extensive experience in selecting bonds and monitoring their performance. These analysts review the creditworthiness of individual issuers as well as the broad economic trends likely to affect the bond markets.


                                     SAI-14

     U.S. EQUITY FUND. While many investment advisers evaluate companies primarily on their earnings and their price/earnings ratio, the Adviser uses a different investment approach. The Adviser believes that dividend yields, rather than earnings, are the best indicators of future performance. Consequently, the Adviser will select attractively priced stocks with high dividends. In addition, the Adviser's analysts often meet with company managers, often contact a company's suppliers, review the business operations and financial statements of companies and try to 'get behind' the numbers to gain a true sense of a company's value.

     INTERNATIONAL EQUITY FUND. The Sub-Adviser's analysts have extensive experience in managing international portfolios. These analysts track the performance of more than 1,600 companies around the world, and pay particular attention to the energy, life sciences, technology and financial industries.

     The Sub-Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

     Under the Trust's Advisory Agreement, each Portfolio will pay the Adviser a fee, calculated daily and payable monthly, at an annual rate of that Portfolio's average net assets, as shown below.

             PORTFOLIO                        ANNUALIZED FEE RATE
-----------------------------------    ----------------------------------
UBS Bond Portfolio                     0.45% of Average Daily Net Assets
UBS U.S. Equity Portfolio              0.60% of Average Daily Net Assets
UBS International Equity Portfolio     0.85% of Average Daily Net Assets


     The Branch has voluntarily agreed to waive its fees and reimburse each Fund for its operating expenses (including those that each Fund incurs indirectly through its Portfolio) to the extent that the operating expenses (excluding extraordinary items) of the Bond Fund, U.S. Equity Fund and the International Equity Fund exceed, on an annual basis, 0.80%, 0.90% and 1.40%, respectively, of such Fund's average daily net assets. The Branch may modify or discontinue this expense limitation at any time in the future with 30 days' notice to the affected Fund. See 'Expenses'.


     Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, under the supervision of the Trustees and the Adviser, makes the day-to-day investment decisions for the International Equity Portfolio. Under the Sub-Advisory Agreement, the Adviser has agreed to pay the Sub-Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.75% of the International Equity Portfolio's first $20 million of average net assets, plus 0.50% of the next $30 million of average net assets, plus 0.40% of this Portfolio's average net assets in excess of $50 million. The Adviser is solely responsible for paying the Sub-Adviser this fee.

     The Investment Advisory Agreements and Sub-Advisory Agreement will each continue in effect until February 1998, and thereafter will be subject to annual approval by the Trustees or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Portfolio provided that in either case the continuance also is approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory and Sub-Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees or by a vote of the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding shares on 60 days' written notice to the Adviser or Sub-Adviser as applicable. Whenever a Fund, as a shareholder of a Portfolio, is required by the 1940 Act to vote its Portfolio interest, the Company will hold a meeting of that Fund's shareholders and will vote its Portfolio interests proportionately as instructed by that Fund's shareholders. See 'Organization'. Each Investment Advisory Agreement and Sub-Advisory Agreement is also terminable by the Adviser or Sub-Adviser, as applicable, on 60 days' written notice to the Trust. See 'Additional Information'.

     In addition to the above noted investment advisory services, the Adviser (but not the Sub-Adviser) also provides certain administrative services to the Funds and the Portfolios and subject to the supervision of the Board and Trustees, as applicable, is responsible for: establishing performance standards for the Funds' and Portfolios' third-party service providers and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors and the Trustees;

                                     SAI-15
supervising the preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund.


     These administrative services are provided to the Portfolios by the Adviser pursuant to the above discussed Investment Advisory Agreements. However, these administrative services are provided to the Funds pursuant to a Funds Services Agreement between the Adviser and the Company. The Adviser is not entitled to a fee from the Company or the Funds under the terms of the Funds Services Agreement.

     The Glass-Steagall Act and other applicable laws generally prohibit banks, such as Union Bank of Switzerland, from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Company. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment adviser or custodian to such an investment company. The Advisers believe that they may perform the services for the Portfolios and the Funds contemplated by the Investment Advisory, Sub-Advisory and Funds Services Agreements without violating the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent these entities from continuing to perform such services.

     If the Adviser or Sub-Adviser were prohibited from providing these services to the Funds or the Portfolios, it is expected that the Directors and Trustees, as applicable, would recommend to shareholders that they approve new agreements with other qualified service providers.

ADMINISTRATORS


     Under Administrative Services Agreements with the Company and the Trust, Signature Broker-Dealer Services, Inc. ('Signature') and Signature Financial Group (Grand Cayman) Limited ('Signature-Cayman') serve as the Administrators of the Funds and the Portfolios, respectively (in such capacities, the
'Administrators'). In these capacities, Signature and Signature-Cayman administer all aspects of their day-to-day operations subject to the supervision of the Directors and the Trustees, as applicable, except as set forth under the sections captioned 'Investment Adviser and Funds Services Agent', 'Distributor', 'Custodian' and 'Shareholder Services'. The Administrators (i) furnish general office facilities and ordinary clerical and related services for day-to-day operations, including record-keeping responsibilities; (ii) take responsibility for complying with all applicable federal and state securities and other regulatory requirements including, without limitation, preparing, mailing and filing (but not paying for) registration statements, prospectuses, statements of additional information, proxy statements and all required reports to the Funds' and Portfolios' shareholders, the SEC, and state securities commissions; and
(iii) perform such administrative and managerial oversight of the activities of the Funds' and Portfolios' custodian, transfer agent and other agents or independent contractors as the Directors and Trustees, respectively, may direct from time to time. Signature is also responsible for monitoring the status of each Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the 'Code').


     Under the Company's Administrative Services Agreements, each Fund has agreed to pay Signature a fee, calculated daily and payable monthly, at the following annual rates:

                                                                   ANNUALIZED
FUND'S AVERAGE DAILY NET ASSETS                                     FEE RATE
----------------------------------------------------------------   ----------
First $100 Million..............................................      0.050%
Next $100 Million...............................................      0.025%
In excess of $200 Million.......................................      0.000%

                                     SAI-16

     Under the Trust's Administrative Services Agreement, each Portfolio has agreed to pay Signature-Cayman a fee, calculated daily and payable monthly, at an annual rate of 0.05% of its average net assets.


     The Administrative Services Agreements may be renewed or amended by the Directors or Trustees, as applicable, without shareholder vote. The Administrative Services Agreements are terminable at any time without penalty by a vote of a majority of the Directors or Trustees, as applicable, on not less than 60 days' written notice to the other party. The Administrators may subcontract for the performance of their obligations under the Administrative Services Agreements with the prior written consent of the Directors or Trustees, as applicable. If an Administrator subcontracts all or a portion of its duties to another party, that Administrator shall be fully responsible for the acts and omissions of any such subcontractor(s) as it would be for its own acts or omissions.

DISTRIBUTOR

     Signature also serves as the exclusive distributor of the shares of each Fund and holds itself available to receive purchase orders for such shares (in this capacity, the 'Distributor'). The Distributor has been granted the right, as each Fund's agent, to solicit and accept orders for the purchase of Fund shares in accordance with the terms of the Distribution Agreement between the Company, on behalf of each Fund, and the Distributor. The Distribution Agreement shall continue in effect with respect to each Fund until February 1997, and thereafter will be subject to annual approval (i) by a vote of the holders of a majority of each Fund's outstanding voting securities or by the Directors and
(ii) by a vote of a majority of the Directors who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of the Company cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time, without penalty, by a vote of a majority of the Directors, a vote of a majority of such Directors who are not 'interested persons' of the Company or by a vote of the holders of a majority of the Fund's outstanding shares, in any case on not more than 60 days' written notice to the other party. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement. The principal offices of the Distributor are located at 6 St. James Avenue, Boston, Massachusetts 02116.

CUSTODIAN


     Investors Bank & Trust Company ('IBT' or the 'Custodian'), whose principal offices are located at 89 South Street, Boston, Massachusetts 02111, serves as the custodian and transfer and dividend disbursing agent for the Funds and the Portfolios. Pursuant to the Custodian Agreements with the Trust, on behalf of each Portfolio, and the Company, on behalf of each Fund, the Custodian is responsible for maintaining the books and records of portfolio transactions and holding portfolio securities and cash. As transfer agent and dividend disbursing agent, the Custodian is responsible for maintaining account records detailing the ownership of Portfolio and Fund interests and for crediting income, capital gains and other changes in share ownership to investors' accounts. The Custodian will perform its duties as the Portfolios' transfer agent and dividend disbursing agent from its offices located at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X1C8, while its duties as the Funds' transfer agent and dividend disbursing agent will be performed at its offices located at 89 South Street, Boston, Massachusetts 02111. Each Fund and Portfolio is responsible for its proportionate share of the Company's and Trust's, as applicable, transfer agency, custodial and dividend disbursement fees.


SHAREHOLDER SERVICES


     The Company, on behalf of each Fund, has entered into a Shareholder Servicing Agreement with the Branch under which the Branch provides shareholder services to Fund shareholders, which include performing shareholder account administrative and servicing functions, such as answering inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be made and certain other matters pertaining to each Fund, assisting customers in designating and changing dividend options, account designations and addresses, providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds'


                                     SAI-17

Distributor and transfer agent, assisting investors seeking to purchase or redeem Fund shares, arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares, verifying purchase and redemption orders, transfers among and changes in accounts and providing other related services. In return for these services, each Fund has agreed to pay the Branch a fee at an annual rate of 0.25% of the average daily net assets of the Fund.


     As discussed under 'Investment Adviser and Shareholder Servicing Agent', the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of the Branch under the Shareholder Servicing Agreement, the Investment Advisory Agreement and the Funds Services Agreement and UBSII under the Sub-Advisory Agreement, may raise issues under these laws. However, the Branch and UBSII believe that they may properly perform these services and the other activities described herein and in the Prospectuses without violating the Glass-Steagall Act or other applicable banking laws or regulations.

     If the Branch or UBSII were prohibited from providing their respective services under the above noted agreements, the Directors and Trustees, as applicable, would seek an alternative provider of such services. In such an event, changes in the operation of the Funds or the Portfolios might occur and shareholders might not receive the same level of service previously provided by the Branch and UBSII.

INDEPENDENT ACCOUNTANTS

     The Company's and the Trust's independent accounting firm is Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. The U.S. firm of Price Waterhouse is a Registered Limited Liability Partnership (LLP) under the laws of the State of Delaware and, from August 1, 1994, will continue its practice under the name Price Waterhouse LLP. Price Waterhouse LLP will conduct an annual audit of the financial statements of each Fund and Portfolio, assist in the review and filing of the federal and state income tax returns of the Funds and Portfolios and consult with the Funds and Portfolios as to matters of accounting and federal and state income taxation.

EXPENSES

     Each   Fund  and  Portfolio  is  responsible  for  the  fees  and  expenses attributable to it. Each Fund will bear its proportionate share of the expenses in its corresponding Portfolio.


     The Branch has agreed that if in any fiscal year the sum of any Fund's expenses (including each Fund's proportionate share of the expenses incurred by its corresponding Portfolio) exceeds the limits set by applicable regulations of state securities commissions then the Branch shall waive its fees to the extent necessary to remove such excess. Currently, the Branch believes that the most restrictive expense limitation of state securities commissions limits expenses to an annual rate of 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million. For additional information regarding waivers or expense subsidies, see 'Management' in the Prospectus. The Branch has also voluntarily agreed to limit the total operating expenses of each Fund (including each Fund's proportionate share of the expenses incurred by its corresponding Portfolio), excluding ordinary expenses, as set forth in each Fund's Prospectus under the caption 'Expenses'. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' notice to the affected Fund.



PURCHASE OF SHARES


     Investors may purchase Fund shares as described in each Prospectus under 'Purchase of Shares.' Fund shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of a purchase order.

     The minimum investment requirements for certain retirement plans such as Individual Retirement Accounts ('IRAs'), Self-Employed Retirement Plans ('SERPs'), 401(k) Plans and other tax-deferred plans are $2,000. The minimum
investment  requirement   for   all   subsequent  investments   is   $500.   The

                                     SAI-18
minimum investment requirement for accounts established for the benefit of minors under the 'Uniform Gift to Minor's Act' is $5,000. The minimum investment requirement for all subsequent investments is $1,000. The minimum investment requirement for employees of the Bank and its affiliates is $5,000. The minimum subsequent investment is $1,000.


     In addition, the minimum investment requirements may be met by aggregating the investments of related shareholders. A 'related shareholder' is limited to an immediate family member, including mother, father, spouse, child, brother, sister and grandparent and includes step and adoptive relationships.

     Each Fund may, at its own option, accept securities in payment for shares. The securities tendered are valued by the methods described in 'Net Asset Value' as of the day the Fund shares are purchased. This is a taxable transaction to the investor. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisers, appropriate investments for the Portfolio corresponding to that Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the relevant Portfolio; (ii) be acquired by the Fund for investment and not for resale (other than for resale to the corresponding Portfolio); (iii) be liquid securities that are not restricted as to transfer either by law or by market liquidity; and (iv) have a value that is readily ascertainable, as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

REDEMPTION OF SHARES

     Investors may redeem shares of each Fund as described in the Prospectus under 'Redemption of Shares'.


     If the Directors and Trustees determine that it would be detrimental to the best interest of the remaining shareholders of a Fund or Portfolio to effect redemptions wholly or partly in cash, payment of the redemption price may be made in whole or in part by an in-kind distribution of securities from the Portfolio, in lieu of cash, in conformity with the applicable rules of the SEC. If shares are redeemed in-kind, the redeeming shareholder might incur transaction costs in converting the securities into cash. The methods of valuing portfolio securities distributed to a shareholder are described under 'Net Asset Value', and such valuations will be made as of the same time the redemption price is determined.


     FURTHER REDEMPTION INFORMATION. The right of redemption may be suspended or the date of payment postponed, in the case of the Company and the Trust: (i) during periods when the New York Stock Exchange (the 'NYSE') is closed for other than weekends and holidays or when trading on the NYSE is suspended or restricted; (ii) during periods in which an emergency exists, as determined by the SEC, which causes disposal by a Portfolio of, or evaluation of the net asset value of, its securities to be unreasonable or impracticable; or (iii) for such other periods as the 1940 Act or the SEC may permit.

EXCHANGE OF SHARES


     An investor may exchange Fund shares for shares of any other series of the Company as described under 'Exchange of Shares' in the prospectuses. Investors considering an exchange of Fund shares for shares of another Company series should read the prospectus of the series into which the transfer is being made prior to such exchange (see 'Purchase of Shares'). Requests for exchange are made in the same manner as requests for redemptions (see 'Redemption of Shares'). Shares of the acquired series are purchased for settlement when the proceeds from redemption become available. Certain state securities laws may restrict the availability of the exchange privilege. The Company reserves the right to discontinue, alter or limit this exchange privilege at any time.


DIVIDENDS AND DISTRIBUTIONS

     Each Fund will declare and pay dividends and distributions as described under 'Dividends and Distributions' in its Prospectus.

                                     SAI-19

     Determination of the net income for the Bond Fund is made at the times described in that Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.

NET ASSET VALUE

     Each Fund computes its net asset value once daily at the close of business on Monday through Friday as described under 'Net Asset Value' in the Prospectus. The net asset value will not be computed on a day in which no orders to purchase or redeem Fund shares have been received or on the following legal holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Funds and the Portfolios would expect to close for purchases and redemptions at the same time. The days on which net asset value is determined are the Funds' business days.

     The net asset value per share of each Fund equals the value of that Fund's pro rata interest in its corresponding Portfolio plus the value of all its other assets not invested in the Portfolio, if any, less its total liabilities, divided by the number of outstanding shares of that Fund. The following is a discussion of the procedures used by the Portfolios in valuing their assets.

     In the case of the Bond Portfolio, securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over-the-counter, are valued by the Portfolio by using the average of at least three bid quotes from dealers or, in all other cases, by taking into account various factors affecting market value, including yields and prices of comparable securities, indications as to values from dealers and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method, whereby such securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount to maturity. Because many of the municipal bond issues outstanding do not have large principal obligations and because of the varying risk factors applicable to each issuer, no readily available market quotations exist for most municipal securities.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days on which the NYSE is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

     In the case of the U.S. Equity and International Equity Portfolios, securities listed on domestic exchanges, other than options on stock indices, are valued using the last sales price on the most representative exchange at 4:00 p.m. New York time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or, in the absence of such prices, at the readily available closing bid price on such exchange. Securities listed on foreign exchanges are valued at the last quoted sale price available before the time when net assets are valued or, in the absence of such recorded sales, at the average of readily available closing bid and asked prices on such exchange or, in the absence of such prices, at the readily available closing bid price on such exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

     Options on stock indices traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 p.m., New York time. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees. Such procedures include the use of independent pricing services, indications as to values from dealers and general market conditions. Short-

                                     SAI-20
term investments that mature in 60 days or less are valued at amortized cost method (as discussed above) if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.


     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days on which the NYSE is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

     If market quotations for the securities of any Portfolio are not readily available, such securities will be valued at 'fair value' as determined in good faith by the Trustees.

PERFORMANCE DATA

     From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling your Shareholder Servicing Agent. See 'Additional Information' in the Prospectus.

     YIELD QUOTATIONS. As required by regulations of the SEC, the annualized yield for the Bond Fund is computed by dividing the Fund's net investment income per share earned during a 30-day period by its net asset value on the last day of the period. The average daily number of Fund shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under 'Additional Information' in the Prospectus.

     TOTAL RETURN QUOTATIONS. As required by SEC regulations, the average annual total return of the Bond, U.S. Equity and International Equity Funds for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by that Fund over the relevant period are reinvested. It is then assumed that at the end of the period the entire amount is redeemed. The average annual total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

     Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

     GENERAL. A Fund's performance will vary from time-to-time depending upon market conditions, the composition of its corresponding Portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

     Comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indices, The EAFE Index and other industry publications.

PORTFOLIO TRANSACTIONS


     The Advisers place orders for all purchases and sales of securities on behalf of the Portfolios. The Advisers enter into repurchase agreements and reverse repurchase agreements and effects loans of portfolio securities on behalf of the Portfolios. See 'Investment Objectives and Policies'.


                                     SAI-21

     Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Occasionally, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Portfolio transactions for the Bond Portfolio will be undertaken principally to accomplish its objective in relation to expected movements in the general level of interest rates. The Bond Portfolio may engage in short-term trading consistent with its objectives.

     In connection with portfolio transactions for the Bond Portfolio, the Adviser intends to seek best price and execution on a competitive basis for both purchases and sales of securities. Portfolio turnover may vary from year to year, as well as within a year. The portfolio turnover rate for the Bond Portfolio is expected to be under 100%.

     In connection with portfolio transactions for the U.S. Equity and International Equity Portfolios, the overriding objective is to obtain the best possible execution of purchase and sale orders. Portfolio turnover may vary from year to year, as well as within a year. The portfolio turnover rate for the U.S. Equity and International Equity Portfolios is expected to be under 100%.

     In selecting a broker, the Adviser or Sub-Adviser, as applicable, considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition; and the commissions charged. A broker may be paid a brokerage commission greater than that another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser or Sub-Adviser decides that the broker chosen will provide the best possible execution and/or such a broker provides research services to the Adviser or Sub-Adviser. The Advisers monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees regularly review the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of the facts and circumstances deemed relevant, and, in that connection, will review reports and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisers have allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Advisers' clients and not solely or necessarily for the benefit of the Portfolios. The Advisers believe that the value of research services received is not determinable and does not significantly increase expenses. The Portfolios do not reduce their fee to the Advisers by any amount that might be attributable to the value of such services.

     Subject to the overriding objective of obtaining the best possible execution of orders, the Advisers may allocate a portion of a Portfolio's brokerage transactions to their affiliates. In order for their affiliates to effect any portfolio transactions for the Portfolios, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees, including a majority of the Trustees who are not 'interested persons', have adopted procedures that are reasonably designed to ensure that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

     Portfolio securities will not be purchased from or through or sold to or through the Portfolio's Adviser, Sub-Adviser, Distributor or any 'affiliated person' (as defined in the 1940 Act) or any affiliated person of such a person when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Adviser, Sub-Adviser or affiliate thereof is a member, except to the extent permitted by law.

                                     SAI-22

     On those occasions when the Advisers deem the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisers to the extent permitted by applicable laws and regulations may, but are not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such an event, the securities so purchased or sold as well as any expenses incurred in the transaction will be allocated by the Advisers in a manner that is equitable and consistent with their fiduciary obligations to their clients. In some instances, this procedure might adversely affect a Portfolio.

     If a Portfolio writes an option and effects a closing purchase transaction with respect to an option written by it, such transaction will normally be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Portfolio may write may be affected by options written by the Advisers for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits and it may impose certain other sanctions.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.

     UBS Private Investor Funds, Inc. is a Maryland corporation and is currently issuing shares of common stock, par value $0.001 per share, in four series: The UBS Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS U.S. Equity Fund Series; and The UBS International Equity Fund Series.

     Each share of a series issued by the Company will have a pro rata interest in the assets of that series. The Company is currently authorized to issue 500,000,000 shares of common stock, including 10,000,000 shares of each of the four current series. Under Maryland law, the Board has the authority to increase the number of shares of stock that the Company has the authority to issue. Each share has one vote (and fractional shares have a corresponding fractional vote) with respect to matters upon which shareholder vote is required; stockholders have no cumulative voting rights with respect to their shares. Shares of all series vote together as a single class except that if the matter being voted upon affects only a particular series then it will be voted on only by that series. If a matter affects a particular series differently from other series, that series will vote separately on such matter. Each share is entitled to participate equally in dividends and distributions declared by the Directors with respect to the relevant series, and in the net distributable assets of such series on liquidation.

     Under Maryland law, the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. It is the Company's policy not to hold an annual meeting of stockholders unless so required. All shares of the Company (regardless of series) have noncumulative voting rights for the election of Directors. Under Maryland law, the Company's Directors may be removed by vote of stockholders. The Board currently consists of three directors.

     CONTROL PERSONS. The Company expects that, immediately prior to the initial public offering of its shares, the sole holder of the capital stock of each of its series will be Signature. Upon the offering of the shares of the Funds, each Fund may have a number of shareholders each holding 5% or more of the outstanding shares of such Fund. In such an event, the Company cannot predict the length of time that such persons will own such amounts or whether one or more of such persons will become 'control' persons of such Fund.

UBS INVESTOR PORTFOLIOS TRUST


     UBS Investor Portfolios Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests in one or more


                                     SAI-23
subtrusts or series. To date, three series have been authorized. Each series (i.e., a Portfolio) of the Trust corresponds to a Fund of the Company.


     A copy of the Trust's Declaration of Trust is on file in the office of the Administrator.

     Holders of interest in the Trust, such as the Funds, may redeem all or any part of their interest in the Trust at any time, upon the submission of a redemption request in proper form. See 'Redemption of Shares'.

TAXES

     Each Fund intends to qualify and intends to remain qualified as a regulated investment company (a 'RIC') under Subchapter M of the Code. As a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, investments in other RICs and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs). As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed.

     For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

     Gains or losses on sales of securities by a Portfolio will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, a Portfolio acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

     Under the Code, gains or losses attributable to disposition of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

     Forward currency contracts, options and futures contracts entered into by a Portfolio may create 'straddles' for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by a Portfolio on forward currency contracts, options and futures contracts or on the underlying securities. 'Straddles' may also result in the loss of the holding period of underlying securities

                                     SAI-24
for purposes of the 30% of gross income test described above, and therefore, a Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited.


     Certain options, futures and foreign currency contracts held by a Portfolio at the end of each fiscal year will be required to be 'marked to market' for federal income tax purposes -- i.e., treated as having been sold at market value. For such options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income.

     FOREIGN SHAREHOLDERS. Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a 'foreign shareholder') will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold U.S. federal income tax at the rate of 31% unless IRS Form W-8 is provided. See 'Taxes' in the Prospectus. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

     FOREIGN TAXES. It is expected that the International Equity Portfolio may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. In the case of the International Equity Portfolio, so long as more than 50% in value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat any foreign income taxes paid by it as paid directly by its shareholders. The Portfolio will make such an election only if it deems it to be in the best interest of its shareholders. The Portfolio will notify its shareholders in writing each year if they make the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Portfolio makes the election, each shareholder of the International Equity Fund will be required to include in his or her income their proportionate share of the amount of foreign income taxes paid by the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below), or, if he or she itemizes deductions, a deduction for his or her share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the International Equity Fund from its foreign source net investment income will be treated as foreign source income. This Portfolio's gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source 'passive income', such as the portion of dividends received from the Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the

                                     SAI-25
alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the International Equity Portfolio.


     STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which that Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. For example, a portion of the dividends received by shareholders may be subject to state income tax. Shareholders should consult their own tax advisors with respect to any state or local taxes.

ADDITIONAL INFORMATION

     This SAI does not contain all the information included in the Registration Statement filed with the SEC under the Securities Act and the 1940 Act with respect to the securities offered hereby. Certain portions of this SAI have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, the Prospectus and the SAI, may be examined at the office of the SEC, Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington D.C. 20549.


     Statements contained in this SAI to the contents of any agreement or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other document filed as an exhibit to the Registration Statement of which this document forms a part, each such statement being qualified in all respects by such reference.




                                     SAI-26

UBS PRIVATE INVESTOR FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996
--------------------------------------------------------------------------------

                                                                                       UBS             UBS
                                                                         UBS       U.S. EQUITY    INTERNATIONAL
                                                                      BOND FUND       FUND         EQUITY FUND
                                                                      ---------    -----------    -------------
ASSETS
     Cash..........................................................    $25,000       $25,000         $25,000
     Deferred organization costs...................................     72,500        72,500          72,500
                                                                      ---------    -----------    -------------
          Total Assets.............................................     97,500        97,500          97,500
                                                                      ---------    -----------    -------------
LIABILITIES
     Organization expenses payable.................................     72,500        72,500          72,500
                                                                      ---------    -----------    -------------
NET ASSETS.........................................................    $25,000       $25,000         $25,000
                                                                      ---------    -----------    -------------
                                                                      ---------    -----------    -------------
Shares outstanding ($0.001 par value)..............................        250           250             250
                                                                      ---------    -----------    -------------
                                                                      ---------    -----------    -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.....    $100.00       $100.00         $100.00
                                                                      ---------    -----------    -------------
                                                                      ---------    -----------    -------------
COMPOSITION OF NET ASSETS:
     Shares of common stock, at par................................    $     0       $     0         $     0
     Additional paid-in capital....................................     25,000        25,000          25,000
                                                                      ---------    -----------    -------------
Net Assets, January 31, 1996.......................................    $25,000       $25,000         $25,000
                                                                      ---------    -----------    -------------
                                                                      ---------    -----------    -------------

                       See Notes to Financial Statements.

UBS Private Investor Funds, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements
January 31, 1996
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

UBS Private Investor Funds, Inc. (the 'Company') was organized as a Maryland corporation on November 16, 1995. The Company consists of four series, as follows: UBS Bond Fund, UBS Tax Exempt Bond Fund, UBS U.S. Equity Fund and UBS International Equity Fund. The accompanying financial statements and notes relate to only UBS Bond Fund, UBS U.S. Equity Fund and UBS International Equity Fund (collectively, the 'Funds').

UBS Bond Fund, UBS U.S. Equity Fund and UBS International Equity Fund seek to achieve their investment objectives by investing substantially all of their investable assets in UBS Bond Portfolio, UBS U.S. Equity Portfolio and UBS International Equity Portfolio (collectively, the 'Portfolios'), respectively. The Portfolios are series of UBS Investor Portfolios Trust (the 'Master'), an open-end management investment company, and have substantially the same investment objective as each corresponding Fund.

As the Funds seek to achieve their investment objectives by investing substantially all of their investable assets in corresponding Portfolios of the Master, these Funds have not retained the services of an investment adviser. Rather, the Master will retain the services of Union Bank of Switzerland, New York Branch (the 'Branch') as investment adviser. Under the terms of the Investment Advisory Agreement between each Portfolio and the Branch, the Branch will be entitled to receive a fee for the provision of investment advice, portfolio management and certain administrative services to the Portfolios. This fee is calculated daily and payable monthly based on a percentage of the net assets of each Portfolio at the following annual rates:

UBS Bond Portfolio...................................................   0.45%
UBS U.S. Equity Portfolio............................................   0.60%
UBS International Equity Portfolio...................................   0.85%

As each Fund absorbs a pro-rata portion of the expenses of its corresponding Portfolio, this fee, although incurred by the Portfolio, is borne by each Fund.

In addition to the Investment Advisory Agreement, the Branch expects to enter into a Sub-Advisory Agreement with UBS International Investment London Limited ('UBSII') with respect to UBS International Equity Fund. Pursuant to the terms of this agreement, the Branch will pay UBSII a monthly fee out of its advisory fee.

Signature Broker-Dealer Services, Inc. ('Signature') will serve as the Funds' administrator, principal underwriter and distributor of the Funds' shares.

The Funds have had no operations through January 31, 1996 other than the sale to Signature of 250 shares of each Fund for $25,000.

Organization costs incurred in connection with the organization and initial registration of the Funds will be paid initially by UBS and reimbursed by the Funds. Such organization costs have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations. The amount paid by each Fund on any redemption by Signature (or any subsequent holder) of a Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization expenses of the Fund and its corresponding Portfolio. The amount of such reduction attributable to the unamortized organization costs of the corresponding Portfolio shall be contributed by the Fund to its corresponding Portfolio.

NOTE 2 -- AGREEMENTS

The Company expects to enter into an Administrative Services Agreement with Signature pursuant to which it will agree to administer the day-to-day operations of the Funds subject to the direction and control of the Board of Directors of the Company. For the services provided to the Funds, Signature will receive a fee, accrued daily and payable monthly, at an annual rate of 0.05% of each Fund's first $100 million average net assets and 0.025% of the next $100 million of such assets. Signature will not be paid a fee on such assets in excess of $200 million.

The Master expects to enter into an Administrative Services Agreement with Signature Financial Group (Grand Cayman) Limited ('Signature-Cayman'), a wholly-owned subsidiary of Signature. Under the terms of this Agreement, Signature-Cayman will administer the day-to-day operations of the Portfolios subject to the direction and control of the Board of Trustees of the Master. For services provided to the Portfolio, Signature will receive a fee, accrued daily and payable monthly, at an annual rate of 0.05% of each Portfolio's average net assets. As each Fund absorbs a pro-rata portion of the expenses of its corresponding Portfolio, this fee, although incurred by the Portfolio, is borne by each Fund.

Signature expects to enter into a Distribution Agreement with the Company. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement.

The Company expects to enter into separate Shareholder Servicing Agreements (the 'SSA') with the Branch and Signature. Pursuant to the terms of the SSA, the Branch will agree to provide shareholder support to their clients who are also shareholders of the Funds while Signature will agree to provide support services to all other shareholders of the Funds. Both Signature and the Branch will be entitled to a fee under the SSA, accrued daily and payable monthly, at an annual rate of 0.25% of the average balance of the accounts so serviced. Services to be provided may include, but are not limited to, any of the following: establishing and/or maintaining shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to the Fund and responding to shareholder inquiries.

The Branch has voluntarily agreed to waive a portion of its fees and reimburse a portion of Fund expenses to the extent that the ordinary operating expenses of the Funds (including the expenses of the Portfolios allocated to the Funds) exceed the following annual rates of each such Fund's average net assets:

                          FUND                             EXPENSE LIMITATION
--------------------------------------------------------   ------------------
UBS Bond Fund...........................................          0.80%
UBS U.S. Equity Fund....................................          0.90%
UBS International Equity Fund...........................          1.40%

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Directors of UBS PRIVATE INVESTOR FUNDS, INC.

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of UBS Bond Fund, UBS U.S. Equity Fund and UBS International Equity Fund (three of the four series constituting UBS Private Investor Funds, Inc., hereafter referred to as the 'Funds') at January 31, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 31, 1996

                                                                          PART C

                        UBS PRIVATE INVESTOR FUNDS, INC.

                                 UBS BOND FUND
                              UBS U.S. EQUITY FUND
                            UBS TAX EXEMPT BOND FUND
                         UBS INTERNATIONAL EQUITY FUND

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements.

          Part  B -- UBS Private Investor  Funds, Inc. (the 'Company') Financial
     Statements: Statement of Assets and Liabilities, at January 31, 1996.

     (b) Exhibits.


      *(1)    -- Articles of Incorporation of the Company
      *(2)    -- Bylaws of the Company
       (3)    -- Not applicable
      *(4)(A) -- Specimen certificate evidencing shares of Common Stock, $.001 par value, of the Company
      *(4)(B) -- Articles FIFTH, SIXTH, NINTH and TWELFTH of the Company's Articles of Incorporation, relating to the rights of stockholders
      *(4)(C) -- Selected portions of the Company's Bylaws, relating to the rights of stockholders
      *(5)    -- Investment Advisory Agreement between the Company and Union Bank of Switzerland (the 'Bank'),
                 New York Branch (the 'Adviser') on behalf of UBS Tax Exempt Bond Fund
      *(6)    -- Distribution Agreement between the Company and Signature Broker-Dealer Services, Inc.
       (7)    -- Not applicable
      *(8)    -- Custodian Agreement between the Company and Investors Bank & Trust Company
      *(9)(A) -- Administrative Services Agreement between the Company and Signature Broker-Dealer Services, Inc.
                 on behalf of the Funds
      *(9)(B) -- Transfer Agency and Service Agreement between the Company and Investors Bank & Trust Company on behalf of the Funds
      (10)    -- Opinion and consent of Sullivan & Cromwell
     *(11)    -- Opinion and consent of Price Waterhouse LLP
      (12)    -- Not applicable
      (13)    -- Subscription Agreement between the Company and Signature Broker-Dealer Services, Inc. with respect to the Company's initial capitalization
      (14)    -- Not applicable
      (15)    -- Not applicable
      (16)    -- Not applicable
      (17)    -- Not applicable
      (18)    -- Not applicable


------------


* Filed in Pre-Effective Amendment No. 1 to this Registration Statement filed on February 9, 1996.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     Signature Broker-Dealer Services, Inc. ('Signature'), a Delaware corporation, owns all of the outstanding shares of the Company's four current series: The UBS Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS International Equity Fund Series; and The UBS U.S. Equity Fund Series. Signature Financial Group, Inc., a Delaware corporation ('SFG'), owns all of the voting securities of Signature and, therefore, SFG controls the Company.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

     As of January 31, 1996, the number of record holders of each series of the Company was one. See Item 25.

ITEM 27. INDEMNIFICATION.

     State Law, Articles of Incorporation and Bylaws. It is the Company's policy to indemnify its officers, directors, employees and other agents to the maximum extent permitted by Section 2-418 of the Maryland General Corporation Law, Articles SEVENTH and EIGHTH of the Company's Articles of Incorporation and
Article IV of the Company's Bylaws (each set forth below).

     Section 2-418 of the Maryland General Corporation Law reads as follows:

        '2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS.

          (a) In this section the following words have the meaning indicated.

          (1) 'Director' means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (2) 'Corporation' includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

          (3) 'Expenses' include attorney's fees.

          (4) 'Official capacity' means the following:

             (i) When used with respect to a director, the office of director in the corporation; and

             (ii) When used with respect to a person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

             (iii) 'Official capacity' does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (5) 'Party' includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

          (6)  'Proceeding' means  any threatened, pending  or completed action,
     suit  or   proceeding,   whether  civil,   criminal,   administrative,   or
     investigative.

          (b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

             (i) the act or omission of the director was material to the matter giving rise to the proceeding; and

             1. Was committed in bad faith; or

             2. Was the result of active and deliberate dishonesty; or

             (ii) The director actually received an improper personal benefit in money, property, or services; or

             (iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

          (2)(i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

          (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

          (3)(i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

          (ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

          (c) A director  may not be  indemnified under subsection  (B) of  this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

          (d) Unless limited by the charter:

             (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (B) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

             (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

             (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

             (e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

             (2) Such determination shall be made:

                (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                (ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director [SIC] who are parties may participate; or

                (iii) By the shareholders.

             (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

             (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

             (f)(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

                (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

             (2) The undertaking required by subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

             (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

             (g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of shareholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

             (h) This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

             (i) For purposes of this section:

                (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

                (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

             (j) Unless limited by the charter:

                (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

             (k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

             (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

             (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

             (l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the shareholders with the notice of the next stockholders' meeting or prior to the meeting.'

     Article SEVENTH of the Company's Articles of Incorporation provides:

          'To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. No amendment of the Corporation's charter or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.'

     Article EIGHTH of the Company's Articles of Incorporation provides:

          'The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by Maryland statutory and decisional law, now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director, officer, employee or agent of the Corporation against any liability to the Corporation or its security holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such Bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the Corporation's charter or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.'

     Article FOURTH of the Company's Bylaws provides:

          Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation or serves or served at the request of the Corporation any other enterprise as a director or officer, whether or not the Corporation would have power to indemnify such person.

                            ------------------------

     Reference is made to Article 4 of the Company's Distribution Agreement.

     The Company, its Directors and officers are insured against certain expenses in connection with the defense of claims, demands, action's suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the 'Securities Act'), may be permitted to Directors, officers and controlling persons of the Company and the principal underwriter pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a Director, officer, or controlling person of the Company and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Company by such Director, officer or controlling person or principal underwriter in connection with the shares being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     See 'Investment Adviser and Funds Services Agent' in the Statement of Additional Information. Information as to the directors and officers of the Sub-Adviser is included in its forms ADV filed with the Securities and Exchange Commission (the 'SEC') and is incorporated herein by reference thereto.
Information   as   to    the   directors   and    officers   of   the    Adviser
[                  ].

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) Signature is the principal underwriter of the shares of The UBS Bond Fund Series, The UBS Tax Exempt Bond Fund Series, The UBS U.S. Equity Fund Series and The UBS International Equity Fund Series. Signature also acts as a principal underwriter and distributor for numerous other registered investment companies.

     (b) The following are the directors and officers of Signature. The principal business address of these individuals is 6 St. James Avenue, Suite 900, Boston, Massachusetts 02216 unless otherwise noted. Their respective position and offices with the Company, if any, are also indicated.

     Philip W. Coolidge: President, Chief Executive Officer and Director of Signature.

     John R. Elder: Assistant Treasurer of Signature. Treasurer of the Company.

     Barbara M. O'Dette: Assistant Treasurer of Signature.

     Linwood C. Downs: Treasurer of Signature.

     Thomas M. Lenz: Secretary of Signature. Secretary of the Company.

     Molly S. Mugler: Assistant Secretary of Signature.

     Linda T. Gibson: Assistant Secretary of Signature.

     Beth A. Remy: Assistant Treasurer of Signature.

     Andres E. Saldana: Assistant Secretary of Signature. Assistant Secretary of the Company.

     Susan Jakuboski: Assistant Treasurer of Signature.

     Julie J. Wyetzner: Product Management Officer of Signature.

     Kate B.M. Bolsover: Director of Signature; Signature Financial Group (Europe), Ltd., 49 St. James Street, London SW1A 1JT.

     Robert G. Davidoff: Director of Signature; CMNY Capital, L.P., 135 East 57th Street, New York, NY 10022.

     Leeds Hackett: Director of Signature; Hackett Associates Limited, 1260 Avenue of the Americas, 12th Floor, New York, NY 10020.

     Laurence B. Levine: Director of Signature; Blair Corporation, 250 Royal Palm Way, Palm Beach, FL 33480.

     Donald S. Chadwick: Director of Signature; 4609 Bayard Street, Apartment 411, Pittsburgh, PA 15213.

     (c) Signature has received no commissions or other compensation from the Company to date.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.


     All accounts, books and other documents of the Company required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111 and at 1 First Canadian Place, Suite 2800, Toronto, Ontario, M5X1C8, and at the offices of Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116.


ITEM 31. MANAGEMENT SERVICES.

     Not applicable.

ITEM 32. UNDERTAKINGS.

     The Company undertakes that it will file:

          (a) Not applicable.

          (b) a post-effective amendment, using financial statements, which need not be certified, within four to six months from the effective date of the Company's registration statement under the Securities Act of 1933, as amended (the 'Act').

          (c) Not applicable.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 26th day of February, 1996.



                                          UBS PRIVATE INVESTOR FUNDS, INC.



                                          By:       /s/ TIMOTHY P. SULLIVAN
                                             ...................................
                                                    TIMOTHY P. SULLIVAN
                                                         PRESIDENT



     Pursuant  to  the  requirements  of  the  Securities  Act  of  1933,   this
Registration Statement has been signed below by the following persons in the capacities indicated on February 26, 1996.



                SIGNATURE                                                   TITLE
------------------------------------------  ---------------------------------------------------------------------
       /s/ TIMOTHY P. SULLIVAN              President
 .........................................
           TIMOTHY P. SULLIVAN

          /s/ JOHN R. ELDER                 Treasurer and Chief Financial and Accounting Officer
 .........................................
              JOHN R. ELDER

      /s/ PETER LAWSON-JOHNSTON             Director
 .........................................
          PETER LAWSON-JOHNSTON

     /s/ TIMOTHY MCDERMOTT SPICER           Director
 .........................................
         TIMOTHY MCDERMOTT SPICER

      /s/  HANSPETER LOCHMEIER              Director
 .........................................
           HANSPETER LOCHMEIER

                                   SIGNATURES



     UBS Investor Portfolios Trust (the 'Portfolios Trust') has duly caused the registration statement on Form N-1A ('Registration Statement') of UBS Private Investor Funds, Inc. ('Trust') to be signed on its behalf by the undersigned, thereto duly authorized in George Town, Grand Cayman, B.W.I. in the 13th day of February, 1996.



                                          UBS INVESTOR PORTFOLIOS TRUST



                                          By:       /s/ TIMOTHY P. SULLIVAN
                                             ...................................
                                                    TIMOTHY P. SULLIVAN
                                                         PRESIDENT



     Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on February 13, 1996.



                SIGNATURE                                                   TITLE
------------------------------------------  ---------------------------------------------------------------------
       /s/ TIMOTHY P. SULLIVAN              President of the Portfolios Trust
 .........................................
           TIMOTHY P. SULLIVAN

          /s/ JOHN R. ELDER                 Treasurer and Chief Financial and Accounting Officer of the
 .........................................    Portfolios Trust
              JOHN R. ELDER

      /s/ PETER LAWSON-JOHNSTON             Trustee of the Portfolios Trust
 .........................................
          PETER LAWSON-JOHNSTON

     /s/ TIMOTHY MCDERMOTT SPICER           Trustee of the Portfolios Trust
 .........................................
         TIMOTHY MCDERMOTT SPICER

       /s/ HANSPETER LOCHMEIER              Trustee of the Portfolios Trust
 .........................................
           HANSPETER LOCHMEIER